                             JPMORGAN BALANCED FUND
                    A SERIES OF MUTUAL FUND INVESTMENT TRUST
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-348-4782
                                                               December 18, 2002
Dear shareholder:

    A special meeting of the shareholders of JPMorgan Balanced Fund (the "Merging Fund"), a series of Mutual Fund Investment Trust ("MFIT"), will be held on Thursday, February 13, 2003 at 9:00 a.m. (Eastern time) at the offices of J.P. Morgan Chase & Co., 522 Fifth Avenue, 7th floor, New York, NY 10036 (together with any adjournments thereof, the "Meeting"). Shareholders of record as of November 21, 2002 are entitled to vote at the Meeting. Formal notice of the Meeting appears after this letter, followed by materials regarding the Meeting.

    At the Meeting, shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into JPMorgan Diversified Fund (the "Surviving Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF") (the "Reorganization"). The Surviving Fund and the Merging Fund are collectively referred to as "the Funds", and each is referred to individually as a "Fund". After the Reorganization, shareholders of the Merging Fund will hold Class A Shares, Class B Shares, Class C Shares or Select Class Shares of the Surviving Fund with the same aggregate net asset value as the shares in the corresponding class of the Merging Fund prior to the Reorganization. The investment objective and policies of the Surviving Fund are similar to those of the Merging Fund.

    The investment adviser for the assets of the Merging Fund is J.P. Morgan Fleming Asset Management, Inc. (USA) ("JPMFAM (USA)") and the investment adviser for the assets of the Surviving Fund is J.P. Morgan Investment Management Inc. ("JPMIM"). Following the Reorganization JPMIM will continue to serve as the Surviving Fund's investment adviser.

    Please see the enclosed Combined Prospectus/Proxy Statement (and the Agreement and Plan of Reorganization (the "Reorganization Plan"), a form of which is attached thereto as Appendix A) for detailed information regarding the proposed Reorganization and a comparison of the Merging Fund and MFIT to the Surviving Fund and JPMIF. The administrative costs and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMorgan Chase Bank or one of its affiliates and not by the Merging Fund, MFIT, the Surviving Fund, JPMIF or the Funds' Shareholders.

    If approval of the Reorganization is obtained, Class A shareholders of the Merging Fund will automatically receive Class A shares of the Surviving Fund, Class B shareholders of the Merging Fund will automatically receive Class B shares of the Surviving Fund, Class C shareholders of the Merging Fund will automatically receive Class C shares of the Surviving Fund and Select
Class shareholders will automatically receive Select Class Shares of the Surviving Fund.

    The Reorganization Plan and the transactions related thereto (the "Proposal") have been carefully reviewed by the Board of Trustees of MFIT, which has approved the Proposal.

    THE BOARD OF TRUSTEES OF MFIT UNANIMOUSLY RECOMMENDS THAT MERGING FUND SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

    Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-348-4782. You may also call our proxy solicitor, D.F. King & Co., Inc., at (888) 414-5566 if you have any questions about the enclosed proxy materials or need assistance in voting your shares.

    A proxy card is enclosed for your use in the Meeting. This card represents shares you held as of the record date, November 21, 2002. IT IS IMPORTANT THAT YOU COMPLETE, SIGN AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR FOLLOW THE INSTRUCTIONS PROVIDED ON THE PROXY CARD IN ORDER TO VOTE BY TELEPHONE OR INTERNET AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on February 13, 2003.

    Please read the enclosed materials carefully. You may, of course, attend the Meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                          Sincerely,

                                          /s/ Fergus Reid

                                          Fergus Reid, III
                                          Chairman

    SPECIAL NOTE: Certain shareholders may receive a telephone call from our proxy solicitor, D.F. King & Co., Inc., to provide them with an opportunity to ask any questions they may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or follow the instructions provided on the proxy card in order to vote by telephone or internet.

                                                                         PS-7157

                             JPMORGAN BALANCED FUND

    WHILE YOU SHOULD READ THE FULL TEXT OF THE ENCLOSED COMBINED
PROSPECTUS/PROXY STATEMENT, BELOW ARE ANSWERS TO SOME OF THE QUESTIONS YOU MAY HAVE REGARDING THE PROPOSAL YOU ARE BEING ASKED TO APPROVE.

WHY IS THE REORGANIZATION BEING PROPOSED?

    The Reorganization is being proposed because each Fund's Board of Trustees believes that it is in the best interests of its shareholders.

IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?

    In connection with the Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, Class A Shares, Class B Shares, Class C Shares and Select Class Shares of the Surviving Fund with an aggregate net asset value equal to that of the transferred assets and liabilities. The Merging Fund will then be liquidated, and the Class A Shares of the Surviving Fund will be distributed pro rata to the Class A shareholders of the Merging Fund, the Class B Shares of the Surviving Fund will be distributed pro rata to the Class B shareholders of the Merging Fund, the Class C Shares of the Surviving Fund will be distributed pro rata to the Class C shareholders of the Merging Fund and the Select Class Shares of the Surviving Fund will be distributed pro rata to the Select Class shareholders of the Merging Fund. After the Reorganization, Class A shareholders of the Merging Fund will own Class A Shares of the Surviving Fund rather than Class A Shares of the Merging Fund, Class B shareholders of the Merging Fund will own Class B Shares of the Surviving Fund rather than Class B Shares of the Merging Fund, Class C shareholders of the Merging Fund will own Class C Shares of the Surviving Fund rather than Class C Shares of the Merging Fund and Select
Class shareholders of the Merging Fund will own Select Class Shares of the Surviving Fund rather than Select Class Shares of the Merging Fund. If the Reorganization is approved by the Merging Fund's shareholders, the Merging Fund will be liquidated and terminated after the Reorganization is consummated.

IF THE REORGANIZATION IS NOT APPROVED, WHAT WILL HAPPEN?

    If the Reorganization is not approved at the Meeting, you will continue to be a shareholder of the Merging Fund and the Board of Trustees of MFIT will consider other possible courses of action.

WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE REORGANIZATION IS APPROVED?

    The Surviving Fund has similar investment objectives and policies to those of the Merging Fund, therefore, the investment strategies associated with your investment are not expected to materially change as a result of the Reorganization.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?

    As a result of the Reorganization, the contractual (or pre-waiver) total expense ratios will be higher for your Class A, B and C shares in the Surviving Fund than they are for your shares in the Merging Fund. However, the actual (or post-waiver) total expense ratios are expected to be the same or decrease for your shares in the Surviving Fund than they are for your shares in the Merging Fund. This is because JPMorgan Chase Bank, the Surviving Fund's administrator, has contractually agreed to waive fees payable to it and reimburse expenses so that the actual total operating expenses for Class A, Class B, Class C and Select Class Shares do not exceed 1.25%, 1.93%, 1.93% and 0.98%, respectively, of average daily net assets through March 31, 2006.

WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

    Yes. The investment adviser for the Merging Fund is JPMFAM (USA). The investment adviser for the Surviving Fund is JPMIM. JPMIM will continue to manage the assets of the Surviving Fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATION?

    The administrative costs and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMorgan Chase Bank or one of its affiliates and not by the Merging Fund, MFIT, the Surviving Fund, JPMIF or shareholders of either Fund.

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

    You will automatically receive shares of the class of the Surviving Fund that correspond to the class of shares you own in the Merging Fund (Class A Shares, Class B Shares, Class C or Select Class Shares, as the case may be).

WILL THE REORGANIZATION BE TAX-FREE?

    The Reorganization will not result in the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging Fund.

AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

    Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement. If you have been provided with the opportunity on your proxy card to provide voting instructions via telephone or the Internet, you may take advantage of these voting options.

MAY I ATTEND THE MEETING IN PERSON?

    Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend and vote at the Meeting, your proxy will be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) or vote via telephone or Internet even if you plan to attend the Meeting.

                             JPMORGAN BALANCED FUND
                    A SERIES OF MUTUAL FUND INVESTMENT TRUST
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-348-4782

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON FEBRUARY 13, 2003

To the shareholders of JPMorgan Balanced Fund:

    NOTICE IS HEREBY GIVEN THAT a special meeting (together with any adjournments thereof, the "Meeting") of the shareholders ("Shareholders") of JPMorgan Balanced Fund (the "Merging Fund"), a series of Mutual Fund Investment Trust ("MFIT"), will be held at the offices of J.P. Morgan Chase & Co., 522 Fifth Avenue, 7th floor, New York, New York, on February 13, 2003 at 9:00 a.m. (Eastern time) for the following purposes:

 PROPOSAL 1.  To consider and act upon a proposal to approve an Agreement and
              Plan of Reorganization (the "Reorganization Plan") by and among MFIT, on behalf of the Merging Fund, J.P. Morgan Institutional Funds ("JPMIF"), on behalf of JPMorgan Diversified Fund (the "Surviving Fund") and JPMorgan Chase Bank, and the transactions contemplated thereby (together with the Reorganization Plan, the "Proposal"), including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for Class A Shares of the Surviving Fund (the "Class A Shares"), Class B Shares of the Surviving Fund (the "Class B Shares"),
              Class C Shares of the Surviving Fund (the "Class C Shares") and Select Class Shares of the Surviving Fund (the "Select
              Class Shares") equal in aggregate dollar value to the aggregate net asset value of the shares of the Merging Fund as determined at the valuation time specified in the Reorganization Plan and
              (b) the distribution of such Class A Shares, Class B Shares,
              Class C and Select Class Shares to the respective Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.

 PROPOSAL 2.  To transact such other business as may properly come before the
              Meeting.

    YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF EACH PROPOSAL.

    The Proposal is described in the accompanying Combined Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a form of the Reorganization Plan.

    Shareholders of record as of the close of business on November 21, 2002 are entitled to notice of, and to vote at, the Meeting.

   SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF MFIT. YOU MAY ALSO VOTE BY TELEPHONE OR INTERNET. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                          /s/ Sharon Weinberg
                                          SHARON WEINBERG
                                          SECRETARY

    December 18, 2002

                      COMBINED PROSPECTUS/PROXY STATEMENT
                            DATED DECEMBER 18, 2002

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                             JPMORGAN BALANCED FUND
                    A SERIES OF MUTUAL FUND INVESTMENT TRUST
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-348-4782

  BY AND IN EXCHANGE FOR CLASS A, CLASS B, CLASS C AND SELECT CLASS SHARES OF
                           JPMORGAN DIVERSIFIED FUND
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-348-4782

    This Combined Prospectus/Proxy Statement relates to the proposed reorganization of JPMorgan Balanced Fund (the "Merging Fund"), a series of Mutual Fund Investment Trust ("MFIT"), into JPMorgan Diversified Fund (the "Surviving Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"). The Surviving Fund and the Merging Fund are collectively referred to as "the Funds", and each is referred to individually as a "Fund". If approved by shareholders of the Merging Fund (the "Merging Fund Shareholders"), the proposed reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has similar investment objectives and policies to those of the Merging Fund, in exchange for shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed Reorganization, current Merging Fund Shareholders will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). MFIT and JPMIF are both open-end management investment companies offering shares in several portfolios and, in some cases, multiple classes of shares in each such portfolio.

    Under the proposed Reorganization, each Merging Fund Shareholder holding a particular class of shares of the Merging Fund would receive shares of the corresponding class of the Surviving Fund, with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. Holders of Class A shares in the Merging Fund would receive Class A shares in the Surviving Fund (the
"Class A Shares"), holders of Class B shares in the Merging Fund would receive Class B shares in the Surviving Fund (the "Class B Shares"), holders of Class C shares in the Merging Fund would receive Class C shares in the Surviving Fund (the "Class C Shares") and holders of Select Class shares in the Merging Fund would receive Select Class shares in the Surviving Fund (the "Select
Class Shares"). The Class A Shares, Class B Shares, Class C Shares and Select Class Shares are collectively referred to as the "Surviving Fund Shares".

    The terms and conditions of the Reorganization and related transactions (the "Proposal") are more fully described in this Combined Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") dated October 25, 2002 among MFIT, on behalf of the Merging Fund, JPMIF, on behalf of the Surviving Fund, and JPMorgan Chase Bank, a form of which is attached to this Combined Prospectus/Proxy Statement as Appendix A.

    The Board of Trustees of MFIT is soliciting proxies in connection with a special meeting of Merging Fund Shareholders to be held on February 13, 2003 at 9:00 a.m. (Eastern time) at the offices of J.P. Morgan Chase & Co., 522 Fifth Avenue, 7th floor, New York, NY, (together with any adjournments thereof, the "Meeting") at which Meeting Merging Fund Shareholders will be asked to consider and approve the proposed Reorganization Plan and certain transactions contemplated thereby. This Combined Prospectus/ Proxy Statement constitutes the proxy statement of the Merging Fund for the Meeting and also constitutes JPMIF's prospectus for the Class A, Class B, Class C and Select Class Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.

    This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about MFIT and JPMIF that an investor should know before voting on the proposal. The current Prospectus, Statement of Additional Information, Annual Report and Semi-Annual Report for the Merging Fund, as well as the current Annual Report and Semi-Annual Report of the

Surviving Fund, are incorporated herein by reference, and the current Annual Report and Semi-Annual Report for the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/Proxy Statement, dated December 18, 2002, containing additional information about MFIT and JPMIF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information relating to this Combined Prospectus/Proxy Statement, as well as the most current Prospectus, Statement of Additional Information, Annual Report and Semi-Annual Report of the Merging Fund may be obtained without charge by writing to MFIT at its address noted above or by calling 1-800-348-4782. A copy of the most current Prospectus and Statement of Additional Information of the Surviving Fund may be obtained without charge by writing to JPMIF at its address noted above or by calling 1-800-348-4782.

    This Combined Prospectus/Proxy Statement is expected to first be sent to Merging Fund Shareholders on or about January 6, 2003.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MFIT OR JPMIF.

    INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                                    Page
                                                    -----
INTRODUCTION......................................     1
SUMMARY...........................................     1
RISK FACTORS......................................     4
COMPARATIVE FEE AND EXPENSE TABLES................     5
THE SURVIVING FUND'S PAST PERFORMANCE.............     8
INFORMATION RELATING TO THE PROPOSED
 REORGANIZATION...................................    10
INVESTMENT POLICIES...............................    13
PURCHASES, REDEMPTIONS AND EXCHANGES..............    15
DISTRIBUTIONS AND TAXES...........................    19
COMPARISON OF THE MERGING FUND'S AND THE SURVIVING
 FUND'S RESPECTIVE ORGANIZATIONAL STRUCTURES......    20
INFORMATION RELATING TO THE ADVISORY CONTRACTS AND
 OTHER SERVICES...................................    21
INFORMATION RELATING TO VOTING MATTERS............    24
ADDITIONAL INFORMATION ABOUT MFIT.................    28
ADDITIONAL INFORMATION ABOUT JPMIF................    28
FINANCIAL STATEMENTS AND EXPERTS..................    28
OTHER BUSINESS....................................    28
LITIGATION........................................    28
MERGING FUND SHAREHOLDER INQUIRIES................    28
APPENDIX A--FORM OF AGREEMENT AND PLAN OF
 REORGANIZATION...................................   A-1

                                  INTRODUCTION

    This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of MFIT of proxies to be used at a special meeting of Merging Fund Shareholders to be held on February 13, 2002 at 9:00 a.m. (Eastern time) at the offices of J.P. Morgan Chase & Co., 522 Fifth Avenue, 7th floor, New York, NY (together with any adjournments thereof, the "Meeting"). It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about January 6, 2003.

    At the Meeting, Merging Fund Shareholders will consider and vote upon the Reorganization Plan and certain transactions contemplated thereby pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Class A, Class B, Class C and Select
Class Shares. As a result of the Reorganization, Merging Fund Shareholders will become Surviving Fund Shareholders and will receive Class A, Class B, Class C or Select Class Shares, as the case may be, equal in value to their holdings in the corresponding class of shares of the Merging Fund on the date of the Reorganization. In the exchange, holders of Class A shares in the Merging Fund will receive Class A Shares of equal value in the Surviving Fund, holders of Class B shares in the Merging Fund will receive Class B Shares of equal value in the Surviving Fund, holders of Class C shares in the Merging Fund will receive Class C Shares of equal value in the Surviving Fund and holders of Select
Class shares in the Merging Fund will receive Select Class Shares of equal value in the Surviving Fund. Therefore, as a result of the proposed Reorganization, the Merging Fund Shareholders will become Surviving Fund Shareholders. Surviving Fund Shares received by Merging Fund Shareholders will have the same aggregate NAV as the shares of the Merging Fund (the "Merging Fund Shares") held on or about March 31, 2003 or such other date as is agreed to by the parties (the "Effective Time of the Reorganization"). "NAV" is the net asset value per share, i.e., everything a fund owns, minus everything it owes, divided by the number of shares of the fund held by investors. The Surviving Fund has not commenced offering the Class A, Class B and Class C Shares as of the date of this Combined Prospectus/Proxy Statement. The offering to Merging Fund Shareholders pursuant to this Combined Prospectus/Proxy Statement is the first such offering of these shares. Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's current Annual Report and Semi-Annual Report are enclosed with this Combined Prospectus/Proxy Statement.

    THE MFIT BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT MERGING FUND SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

VOTE REQUIRED

    Approval of the Reorganization Plan by the Merging Fund Shareholders requires the affirmative vote of the lesser of (i) 67% or more of the voting shares of the Merging Fund present at the Meeting if the holders of more than 50% of the outstanding voting shares of the Merging Fund are present or represented by proxy or (ii) more than 50% of all outstanding voting shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the MFIT Board of Trustees will consider other appropriate courses of action.

                                    SUMMARY

    The following is a summary of certain information relating to the proposed Reorganization Plan, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement and in the most current Prospectus, Statement of Additional Information, Annual Report and Semi-Annual Report of the Merging Fund, and the most current Prospectus, Statement of Additional Information, Annual Report and Semi-Annual Report of the Surviving Fund and the Form of Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.

PROPOSED REORGANIZATION

    Pursuant to the proposed Reorganization Plan, the Merging Fund, an existing series of MFIT, will transfer all of its assets and liabilities to the Surviving Fund in exchange for Class A, Class B, Class C and Select Class Shares.

    Under the proposed Reorganization, each Class A Shareholder of the Merging Fund will receive the number of Class A Shares with an aggregate NAV equal, on the date of the exchange, to the aggregate NAV of such shareholder's shares in the Merging Fund on such date, each Class B shareholder of the Merging Fund will receive the number of Class B Shares with an aggregate NAV equal, on the date of the exchange, to the aggregate NAV of such shareholder's shares in the Merging Fund on such date, each Class C shareholder of the Merging Fund will receive the number of Class C Shares with an aggregate NAV equal, on the date of the exchange, to the aggregate NAV of such shareholder's shares in the Merging Fund on such date and each Select Class shareholder of the Merging Fund will receive the number of Select

Class Shares with an aggregate NAV equal, on the date of the exchange, to the aggregate NAV of such shareholder's Merging Fund Shares. Therefore, following the proposed Reorganization, Merging Fund Shareholders will become Surviving Fund Shareholders.

    Based upon their evaluation of the relevant information presented to them, including: an analysis of the operation of the Surviving Fund, both before and after the Reorganization; the terms of the Reorganization Plan; the opportunity to combine two funds with similar investment objectives and policies; a comparison of each Fund's historical and projected expense ratios; the comparative investment performance of the Merging Fund and the Surviving Fund; the anticipated positive effect of such Reorganization on the relevant Fund and its shareholders; the management and other fees payable by the Surviving Fund; the similarities and differences in the investment objectives and policies of the Merging Fund and the Surviving Fund; the ability to diversify across additional asset classes offered by the Surviving Fund; the differing composition of the portfolio management team of the Merging and Surviving Funds; the opportunity to realize operational and administrative efficiencies in a larger combined Fund; the fact that the additional share classes that will be offered by the Surviving Fund should have a positive effect on asset growth, which in turn over time could result in a lower total expense ratio as economies of scale are realized; the fact that all administrative costs and expenses of the Reorganization would be borne by JPMorgan Chase Bank or one of its affiliates; JPMorgan Chase Bank's contractual undertaking to waive fees or reimburse the Surviving Fund's expenses such that the total expense ratio of the Surviving Fund Shares do not exceed those of the corresponding classes of the Merging Fund Shares; the significance of any capital loss carryforwards that may be forfeited by the Merging Fund; and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the MFIT Board of Trustees and the JPMIF Board of Trustees, including a majority of each Board of Trustees' members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of its respective Fund and such Fund's shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.

REASONS FOR THE REORGANIZATION

    The Reorganization is being proposed because each Fund's Board of Trustees believes that it is in the best interests of its shareholders, for the reasons listed above and in "Information Relating to the Proposed Reorganization--Board Considerations."

FEDERAL INCOME TAX CONSIDERATIONS

    For federal income tax purposes, the exchange of shares in the Reorganization will not result in recognition of gain or loss by the Merging Fund or its shareholders. For a more detailed discussion of federal income tax considerations, see "Information Relating to the Proposed
Reorganization--Federal Income Tax Considerations."

INVESTMENT ADVISER

    The investment adviser for the Surviving Fund is J.P. Morgan Investment Management Inc. ("JPMIM"). The investment adviser for the Merging Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM (USA)"). Following the Reorganization, JPMIM will continue to serve as the Surviving Fund's investment adviser. JPMIM is a wholly-owned subsidiary of J.P. Morgan Chase & Co. The portfolio management team for the Merging Fund is led by James H. Russo and Susan Bao. The portfolio management team for the Surviving Fund is led by Anne Lester, Vice President of JPMIM and Patrik Jakobson, Vice President of JPMIM.

INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of the Surviving Fund is to provide a high total return from a diversified portfolio of stocks and bonds. THE INVESTMENT OBJECTIVE OF THE MERGING FUND IS TO PROVIDE A BALANCE OF CURRENT INCOME AND GROWTH OF CAPITAL. See "Risk Factors." Both Funds have similar investment policies, and the Surviving Fund's investment policies will not change as a result of the Reorganization.

    JPMIM, on behalf of the Surviving Fund, allocates assets among various types of stock and bond investments, based on the following model allocation: 52% medium- and large-capitalization U.S. stocks, 35% U.S. and foreign bonds, 10% foreign stocks, and 3% small-capitalization U.S. stocks. JPMIM may periodically increase or decrease the Surviving Fund's actual asset allocation according to what it believes to be the relative attractiveness of each asset class. THE MERGING FUND NORMALLY INVESTS 35% TO 70% OF ITS TOTAL ASSETS IN EQUITY SECURITIES AND AT LEAST 25% OF ITS TOTAL ASSETS IN U.S. GOVERNMENT SECURITIES AND OTHER FIXED-INCOME SECURITIES, INCLUDING MORTGAGE-BACKED SECURITIES. THE MERGING FUND INVESTS PRIMARILY LARGE- AND MEDIUM-CAPITALIZATION U.S. COMPANIES.

    At least 75% of the Surviving Fund's bonds must be rated investment grade by Moody's Investors Services ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Ratings ("Fitch"), or the equivalent by another national rating organization including at least 65% A or better. The Surviving Fund may invest up to

25% of its bond investments in high yield, non-investment grade securities in the rating categories Ba or B by Moody's, BB or B by S&P and Fitch or the equivalent by another national rating organization, or if they are unrated, are deemed by JPMIM to be of comparable quality (i.e., junk bonds). Each Fund may invest any portion of its assets that are not in equity or fixed-income securities in high quality money market instruments and repurchase agreements. Each Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Funds may use derivatives to hedge various market risks or to increase the Funds' income or gain. The Funds may also use derivatives for non-hedging purposes.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

    The principal risk factors associated with an investment in the Surviving Fund are those typically associated with investing in a managed portfolio of equity securities. In particular, the Surviving Fund may not achieve its objective if JPMIM's expectations regarding particular securities or markets are not met. The value of Surviving Fund Shares will be influenced by market conditions as well as the performance of the companies selected for the Surviving Fund's portfolio.

    Investments in foreign securities may be riskier than investments in U.S. securities. The value of the Surviving Fund's foreign holdings can be affected by currency exchange rates. Foreign securities may be affected by political, social and economic instability. There may be less public information available, differing settlement procedures or regulations and standards that do not match U.S. standards. These risks increase when investing in issuers located in emerging markets.

    The Surviving Fund may invest in mid- and small-capitalization companies. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes for such companies may be more sudden or more erratic.

    To the extent that the Surviving Fund seeks higher returns by investing in junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have less secure financial positions.

    The value of the Surviving Fund's fixed-income securities tends to fall when prevailing interest rates rise. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

    Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. When they are used for non-hedging purposes, they could cause losses that exceed the Surviving Fund's original investment. See "Risk Factors."

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES

    As indicated above, the investment adviser for the Surviving Fund's assets is JPMIM, and THE INVESTMENT ADVISER FOR THE MERGING FUND'S ASSETS IS JPMFAM
(USA). JPMIM will continue to serve as the investment adviser of the Surviving Fund after the proposed Reorganization. As compensation for its services, JPMIM currently receives a management fee from the Surviving Fund at an annual rate of 0.55% of average daily net assets. JPMFAM (USA) CURRENTLY RECEIVES A MANAGEMENT FEE FROM THE MERGING FUND AT AN ANNUAL RATE OF 0.50% OF AVERAGE DAILY NET ASSETS. Following the Reorganization, JPMIM's management fee from the Surviving Fund will continue to be an annual rate of 0.55% of average daily net assets.

OTHER SERVICES

    J.P. Morgan Fund Distributors, Inc. (the "Distributor"), a wholly-owned, indirect subsidiary of BISYS Fund Services, Inc. ("BISYS"), is the distributor for the Surviving Fund. JPMorgan Chase Bank ("JPMorgan Chase Bank") serves as administrator, shareholder servicing agent, fund accountant and custodian for the Surviving Fund. BISYS serves as sub-administrator. DST Systems, Inc. ("DST") serves as transfer agent and dividend disbursing agent for the Surviving Fund. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.

DISTRIBUTIONS

    The Merging Fund generally distributes any net investment income at least quarterly. The Surviving Fund generally distributes net investment income at least annually and net capital gain, if any, annually. The Surviving Fund may decide to make more or fewer distributions in a given year.

ORGANIZATION

    Each of MFIT and JPMIF is organized as a Massachusetts business trust. The Merging Fund is organized as a series of MFIT, and the Surviving Fund is organized as a series of JPMIF.

PURCHASES, REDEMPTIONS AND EXCHANGES

    After the Reorganization, the procedures for making purchases, redemptions and exchanges of Class A, Class B, Class C and Select Class Shares of the Surviving Fund will be identical to those with respect to Class A, Class B, Class C and Select Class Shares of the Merging Fund, as described in this Combined Prospectus/Proxy Statement.

                                  RISK FACTORS

    The Surviving Fund has investment policies and investment restrictions, and therefore risks, generally similar to those of the Merging Fund, with the exception that the Surviving Fund may invest up to 25% of its assets in non-investment grade bonds and seeks to invest 10% of its assets in foreign securities and 3% of its assets in the equity securities of small-capitalization companies. The Merging Fund does not primarily invest in any of the foregoing. As such, the Surviving Fund is subject to the particular risks associated with these investments, as explained in more detail below, while the Merging Fund is not. However, the Surviving Fund is not subject to the particular risks of mortgage-backed securities, collateralized mortgage obligations, mortgage-related securities, real estate investment trusts or "dollar rolls", each of which are potential investments for the Merging Fund. For more information on the risks to the Merging Fund associated with these investments, see "The Fund's Main Investment Risks" in the current prospectus of the Merging Fund incorporated by reference herein. The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Merging Fund is subject to similar risks.

    All mutual funds carry a certain amount of risk. You may, therefore, lose money on your investment in the Surviving Fund. The Surviving Fund may not achieve its objective if JPMIM's expectations regarding particular securities or markets are not met. The Surviving Fund could underperform its benchmark due to JPMIM's securities and asset allocation choices and the effectiveness of its research. The value of shares of the Surviving Fund will be influenced by market conditions as well as the performance of the companies selected for the Surviving Fund's portfolio.

    Over the long term, investors can anticipate that the Surviving Fund's total return and volatility should exceed those of bonds but remain less than those of medium- and large-capitalization domestic stocks.

    Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Surviving Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

    The Surviving Fund may invest in mid- and small-capitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. These companies may also have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes of mid-capitalization companies may be more sudden or more erratic than those of large-capitalization companies.

    To the extent that the Surviving Fund seeks higher returns by investing in junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have less secure financial positions. Under adverse economic conditions, there is a risk that highly leveraged issuers may default on their interest payment obligations or their obligations upon maturity. Furthermore, the secondary market for junk bonds may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, JPMIM may be able to sell the securities only at prices lower than if such securities were widely traded or may face additional difficulties selling the securities. Therefore, the Surviving Fund may sell the junk bonds at a price that is less than the price used in calculating the Surviving Fund's NAV.

    Junk bonds also present risks based on payment expectations. If the debt is called for redemption by the issuer, JPMIM may have to replace the security with a security which provides a lower yield. Such replacement would result in a decreased return. If the Surviving Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities. This would cause a decline in the overall credit quality of the Surviving Fund's portfolio and increase the Surviving Fund's exposure to the risks of junk bonds.

    The value of the Surviving Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Surviving Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

    Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. When they are used for non-hedging purposes, they could cause losses that exceed the Surviving Fund's original investment. Derivatives such as futures, options, swaps and forward foreign currency contracts that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Surviving Fund that would not have otherwise occurred. Derivatives used for risk management or to increase the Surviving Fund's gain may not have the intended effects and may result in losses or missed opportunities. The counterparty to a derivatives contract could default. Derivatives that involve leverage could magnify losses. Certain types of derivatives involve costs to the Surviving Fund which can reduce returns. Derivatives may, for tax purposes, affect the character of gain and loss realized by the Surviving Fund, accelerate recognition of income to the Surviving Fund, affect the holding period of the Surviving Fund's assets and defer recognition of certain of the Surviving Fund's losses.

    An investment in the Surviving Fund is also subject to the following additional risk factors:

    The Surviving Fund may buy when-issued and delayed delivery securities. When the Surviving Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets.

    The Surviving Fund may lend some of its portfolio securities in order to earn income. When the Surviving Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral the Surviving Fund receives from the borrower will be subject to the risks typically associated with the type of assets comprising such collateral.

    The Surviving Fund may invest in illiquid securities. The Surviving Fund could have difficulty valuing these holdings precisely. The Surviving Fund also could be unable to sell these securities at the time or price desired.

    The Surviving Fund may use short-term trading to take advantage of what it believes to be attractive or unexpected opportunities or to meet demands generated by Surviving Fund Shareholder activity. Increased trading would raise the Surviving Fund's transaction costs. Increased short-term capital gains distributions would increase Surviving Fund Shareholders' income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by any appreciation from short-term trading, would reduce the Surviving Fund's returns.

    An investment in the Surviving Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the Surviving Fund's share price is lower than when you invested.

    Adverse market conditions may from time to time cause the Surviving Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Surviving Fund from achieving its investment objective.

                       COMPARATIVE FEE AND EXPENSE TABLES

    The tables below show (i) information regarding the fees and expenses paid by the Merging Fund for the most recent fiscal year that reflect current expense arrangements; (ii) information regarding the fees and expenses paid by the Surviving Fund for the most recent fiscal year that reflects current expense arrangements; and (iii) estimated fees and expenses of the Surviving Fund on a pro forma basis after giving effect to the proposed Reorganization. In conjunction with the proposed Reorganization, the Surviving Fund will continue offering Class A, Class B, Class C and Select Class Shares and Merging Fund Shareholders will receive Class A, Class B, Class C and/or Select Class shares in the Surviving Fund that correspond to the class of shares they own in the Merging Fund. Please note that the Surviving Fund currently also offers Institutional Class shares which will not be distributed to Merging Fund Shareholders as a result of the Reorganization, and therefore no information on these classes is shown in the tables below.

    The tables below indicate that while the contractual (pre-waiver) total expense ratio for current Class A, Class B and Class C shareholders of the Merging Fund are anticipated to be higher following consummation of the Reorganization, the actual (post-waiver) total expense ratio for these shareholders of the Merging Fund will stay the same following the Reorganization, through March 31, 2006. The pre-waiver and post-waiver total expense ratio for the current Select Class Shareholders of the Merging Fund are anticipated to be lower following consummation of the Reorganization, through March 31, 2006. This is because JPMorgan Chase Bank, the Surviving Fund's administrator, has contractually agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses for Class A, Class B, Class C and

Select Class Shares do not increase following consummation of the Reorganization, through March 31, 2006. In addition, the Surviving Fund's other service providers may voluntarily waive or reimburse certain of their fees as they may determine from time to time.

                                                  THE MERGING FUND
                                  ------------------------------------------------
                                  CLASS A     CLASS B     CLASS C     SELECT CLASS
                                   SHARES      SHARES      SHARES        SHARES
                                  --------    --------    --------    ------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load)
  when you buy shares, shown
  as % of the offering price         5.75%       None        None          None
Maximum Deferred Sales Charge
  (Load) shown as lower of
  original purchase price or
  redemption proceeds                None        5.00%       1.00%         None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
Management Fees                      0.50%       0.50%       0.50%         0.50%
Distribution (12b-1) Fees            0.25%       0.75%       0.75%         None
Shareholder Servicing Fees           0.25%       0.25%       0.25%         0.25%
Other Expenses(1)                    0.57%       0.57%       0.57%         0.37%
                                    -----       -----       -----         -----
Total Annual Fund Operating
  Expenses                           1.57%       2.07%       2.07%         1.12%
                                    =====       =====       =====         =====
Fee Waivers and Expense
  Reimbursements(2)                 (0.32)%     (0.14)%     (0.14)%       (0.12)%
                                    -----       -----       -----         -----
Net Expenses(2)                      1.25%       1.93%       1.93%         1.00%
                                    =====       =====       =====         =====

---------------------
(1) "Other Expenses" are based on expenses incurred for the most recent fiscal year ended December 31, 2001.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Merging Fund to the extent total operating expenses of Class A, Class B, Class C and Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.93%, 1.93% and 1.00%, respectively, of their average daily net assets through April 30, 2003. In addition, the Merging Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine from time to time.

                                                 THE SURVIVING FUND
                                  ------------------------------------------------
                                  CLASS A     CLASS B     CLASS C     SELECT CLASS
                                   SHARES      SHARES      SHARES        SHARES
                                  --------    --------    --------    ------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load)
  when you buy shares, shown
  as % of the offering price         5.75%       None        None          None
Maximum Deferred Sales Charge
  (Load) shown as lower of
  original purchase price or
  redemption proceeds                None        5.00%       1.00%         None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
Management Fees                      0.55%       0.55%       0.55%         0.55%
Distribution (12b-1) Fees            0.25%       0.75%       0.75%         None
Shareholder Servicing Fees           0.25%       0.25%       0.25%         0.25%
Other Expenses                       0.58%(3)    0.58%(3)    0.58%(3)      0.26%(1)
                                    -----       -----       -----         -----
Total Annual Fund Operating
  Expenses                           1.63%       2.13%       2.13%         1.06%
                                    =====       =====       =====         =====
Fee Waivers and Expense
  Reimbursements(2)                 (0.38)%     (0.20)%     (0.20)%       (0.08)%
                                    -----       -----       -----         -----
Net Expenses(2)                      1.25%       1.93%       1.93%         0.98%
                                    =====       =====       =====         =====

---------------------
(1) "Other Expenses" for Select Class Shares are restated from the most recent fiscal year ended December 31, 2001 to reflect current expense arrangements.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Surviving Fund to the extent total operating expenses of Class A, Class B, Class C and Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.93%, 1.93% and 0.98%, respectively, of their average daily net assets following consumation of the Reorganization through April 30, 2003 with respect to Class A, Class B and Class C Shares and through April 30, 2005 with respect to the Select Class Shares. The total annual operating expenses of the Select Class Shares are not expected to exceed 0.91% due to contractual caps on other classes of shares which require Surviving Fund level subsidies. This arrangement may end when these Surviving Fund level subsidies are no longer required. In addition, the Surviving Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine from time to time.
(3) "Other Expenses" are based on estimated expenses for the most recent fiscal period.

                                                 THE SURVIVING FUND
                                  ------------------------------------------------
                                                 PRO FORMA COMBINED
                                  ------------------------------------------------
                                  CLASS A     CLASS B     CLASS C     SELECT CLASS
                                   SHARES      SHARES      SHARES        SHARES
                                  --------    --------    --------    ------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load)
  when your buy shares, shown
  as % of the offering price         5.75%       None        None          None
Maximum Deferred Sales Charge
  (Load) shown as lower of
  original purchase price or
  redemption proceeds                None        5.00%       1.00%         None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
Management Fees                      0.55%       0.55%       0.55%         0.55%
Distribution (12b-1) Fees            0.25%       0.75%       0.75%         None
Shareholder Servicing Fees           0.25%       0.25%       0.25%         0.25%
Other Expenses                       0.58%(3)    0.58%(3)    0.58%(3)      0.27%(1)
                                    -----       -----       -----         -----
Total Annual Fund Operating
  Expenses                           1.63%       2.13%       2.13%         1.07%
                                    =====       =====       =====         =====
Fee Waivers and Expense
  Reimbursements(2)                 (0.38)%     (0.20)%     (0.20)%       (0.09)%
                                    -----       -----       -----         -----
Net Expenses(2)                      1.25%       1.93%       1.93%         0.98%
                                    =====       =====       =====         =====

---------------------
(1) "Other Expenses" for Select Class Shares are restated from the most recent fiscal year ended December 31, 2001 to reflect current expense arrangements.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Surviving Fund to the extent total operating expenses of Class A, Class B, Class C, and Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.93, 1.93% and 0.98%, respectively, of their average daily net assets through March 31, 2006. The total annual operating expenses of the Select Class Shares are not expected to exceed 0.91% due to contractual caps on other classes of shares which require Surviving Fund level subsidies. This arrangement may end when these Surviving Fund level subsidies are no longer required. In addition, the Surviving Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine from time to time.
(3) "Other Expenses" are based on estimated expenses for the most recent fiscal period.

    The tables above do not reflect charges or credits that investors might incur if they invest through a financial institution.

   EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that:

    - you invest $10,000 in the Funds for the time period indicated;

    - you redeem all of your shares at the end of each period;

    - your investment has a 5% return each year; and

    - you pay net expenses through March 31, 2006 and total operating expenses thereafter.

    Although actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

    If you sell your shares your costs would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------
MERGING FUND*
  Class A Shares(1)              $713   $1,030   $1,370   $2,325
  Class B Shares(2)              $704   $  943   $1,308   $2,268(3)
  Class C Shares(2)              $304   $  643   $1,108   $2,396
  Select Class Shares            $109   $  351   $  612   $1,359
SURVIVING FUND*
  Select Class Shares            $100   $  317   $  565   $1,276
PRO FORMA SURVIVING FUND
  COMBINED**
  Class A Shares(1)              $695   $  949   $1,304   $2,301
  Class B Shares(2)              $696   $  906   $1,286   $2,284(3)
  Class C Shares(2)              $296   $  606   $1,086   $2,412
  Select Class Shares            $100   $  312   $  563   $1,280

    If you do not sell your shares your costs would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------
MERGING FUND*
  Class B Shares                 $204   $  643   $1,108    $2,268(3)
  Class C Shares                 $204   $  643   $1,108    $2,396
PRO FORMA SURVIVING FUND
  COMBINED**
  Class B Shares                 $196   $  606   $1,086    $2,284
  Class C Shares                 $196   $  606   $1,086    $2,412

-------------------
(1) Assumes sales charge is deducted when shares are purchased.
(2) Assumes applicable deferred sales charge is deducted when shares are sold.
(3) Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.
 * As of December 1, 2002.
** As of March 31, 2003, based on the assumption that the Reorganization occurs on March 31, 2003.

                     THE SURVIVING FUND'S PAST PERFORMANCE

    Since Class A, Class B and Class C Shares have not commenced offering as of the date of this Combined Prospectus/Proxy Statement, this section shows the Surviving Fund's performance record with respect to the Surviving Fund's Select Class Shares. Class A, Class B and Class C Shares would have had substantially similar annual returns as those shown for Select Class Shares because such shares would have been invested in the same portfolio of securities as the Select Class Shares. The annual returns of the Class A, Class B and Class C Shares would differ from those of the Select Class Shares only to the extent that Class A, Class B and Class C Shares are subject to higher expenses. If these expenses were reflected, returns of the Class A, Class B and Class C Shares would be lower than those shown.

    This section shows the Surviving Fund's performance record with respect to the Surviving Fund's Select Class Shares.(1) The bar chart shows how the performance of the Surviving Fund's Select Class Shares has varied from year to year for the past eight calendar years. This provides some indication of the risks of investing in the Surviving Fund. The table shows the average annual total returns over the past one year, five years and the life of the Surviving Fund. It also compares that performance to the Standard & Poor's 500 Index (the "S&P 500") and the Lipper Balanced Funds Index, both of which are widely recognized market benchmarks, and to the Fund Benchmark,. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Surviving Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000-Registered Trademark- (3%), Salomon Smith Barney Broad Investment Grade Bond (35%) and MSCI EAFE (10%) indices.

    Past performance (before and after taxes) is not necessarily an indication of how any class of the Surviving Fund will perform in the future.

    The calculations assume that all dividends and distributions are reinvested in the Surviving Fund. Some of the companies that provide services to the Surviving Fund have in the past agreed to waive some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SURVIVING FUND
YEAR-BY-YEAR RETURNS(1),(2)

YEAR  SELECT CLASS
1994         0.60%
1995        26.47%
1996        13.42%
1997        18.47%
1998        18.29%
1999        13.87%
2000        -4.24%
2001        -5.89%

Year to 9/30/02 -17.89% Best Quarter 13.39% (4th quarter, 1998) Worst Quarter -11.01% (3rd quarter, 2002)
---------------------
(1) Prior to a merger effective 9/7/01, the Surviving Fund operated in a master-feeder structure. The Surviving Fund's performance for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 12/15/93 to 9/10/01. Returns for the period 9/10/93 to 12/15/93 are based on the performance of the institutional feeder (whose investment program was identical to the investment program of the Select
    Class Shares). During this period, the actual returns of Select
    Class Shares would have been lower than those shown because Select
    Class Shares have higher expenses than the institutional feeder.
(2) The Fund's fiscal year end is 12/31.

                                 SURVIVING FUND
--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS (%)
    SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001(1),(2)
--------------------------------------------------------------------------------
SELECT CLASS                          PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
------------                         --------------  ------------  -------------
SELECT CLASS SHARES -- Return
  before taxes.....................          -5.89         7.54           9.25
SELECT CLASS SHARES -- Return after
  taxes on distributions...........          -7.02         5.75           7.44
SELECT CLASS SHARES -- Return after
  taxes on distributions and sale
  of fund shares...................          -3.59         5.43           6.86
FUND BENCHMARK (Reflects no
  deduction for fees, expenses or
  taxes)...........................          -5.34         8.92          10.49
S&P 500 INDEX (Reflects no
  deduction for fees, expenses or
  taxes)...........................         -11.88        10.70          13.85
LIPPER BALANCED FUNDS INDEX
  (Reflects no deduction for
  taxes)...........................          -3.24         8.37           9.34

    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts.
---------------------
(1) Prior to a merger effective 9/7/01, the Surviving Fund operated in a master-feeder structure. The Surviving Fund's performance for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 12/15/93 to 9/10/01. Returns for the period 9/10/93 to 12/15/93 are based on the performance of the institutional feeder (whose investment program was identical to the investment program of the Select
    Class Shares). During this period, the actual returns of Select
    Class Shares would have been lower than those shown because Select
    Class Shares have higher expenses than the institutional feeder.
(2) The Surviving Fund commenced operations on 9/10/93. Performance for the benchmarks is as of 9/30/93.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

    The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a form of which is attached as Appendix A to this Combined Prospectus/Proxy Statement.

DESCRIPTION OF THE REORGANIZATION PLAN

    The Reorganization Plan provides that, assuming satisfaction of the conditions in the Reorganization Plan, the "Effective Time of the Reorganization" will be on or about March 31, 2003 or such other date as is agreed to by the parties. The Reorganization Plan provides that at the Effective Time of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, JPMIF will issue at the Effective Time of the Reorganization full and fractional Class A, Class B, Class C and Select Class Shares of the Surviving Fund equal in aggregate dollar value to the aggregate NAV of full and fractional outstanding Class A, Class B, Class C and Select Class shares, respectively, of the Merging Fund as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.

    Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Class A, Class B, Class C and Select Class Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Class A, Class B, Class C or Select Class Shares with a total NAV equal to the total NAV of their Class A, Class B, Class C or Select Class shares, respectively, of the Merging Fund plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund. The Surviving Fund will not issue certificates representing the Class A, Class B, Class C and Select Class Shares in connection with the Reorganization. Also, the Surviving Fund expects to commence offering of the Class A, Class B and Class C Shares to investors other than Merging Fund Shareholders after consummation of the Reorganization.

    The Surviving Fund expects to maintain a substantial portion of the portfolio investments of the Merging Fund in light of the similar investment policies of the Merging Fund and the Surviving Fund.

    After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund, and the stock transfer books of the Merging Fund will be permanently closed.

    The Reorganization is subject to a number of conditions, including, without limitation: approval by the Merging Fund Shareholders of the Reorganization Plan and the transactions contemplated thereby, which are described in this Combined Prospectus/Proxy Statement; the receipt of a legal opinion from Sullivan & Cromwell with respect to certain tax issues, as more fully described in "--Federal Income Tax

Considerations" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Reorganization will be consummated at the Effective Time of the Reorganization.

    The administrative expenses of the Funds in connection with the Reorganization will be borne by JPMorgan Chase Bank or one of its affiliates.

    The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its Board of Trustees determines that proceeding with the Reorganization Plan is not in the best interests of its Fund's shareholders.

BOARD CONSIDERATIONS

    In considering the proposed Reorganization at meetings held on October 23, 2002, the MFIT Board of Trustees and the JPMIF Board of Trustees considered and discussed the advantages and disadvantages of the proposed Reorganization.

    The Board of Trustees of each trust has determined that it is in the best interests of its Fund's shareholders to combine the Merging Fund with the Surviving Fund. In reaching this conclusion, each Board of Trustees considered and gave appropriate weight to all pertinent factors, including, among others: the terms of the Reorganization Plan; the opportunity to combine two funds with similar investment objectives and policies; a comparison of each Fund's historical and projected expense ratios; the comparative investment performance of the Merging Fund and the Surviving Fund; the anticipated positive effect of such Reorganization on the relevant Fund and its shareholders; the management and other fees payable by the Surviving Fund; the similarities and differences in the investment objectives and policies of the Merging Fund and the Surviving Fund; the ability to diversify across additional asset classes offered by the Surviving Fund; the fact that the portfolio management team would be changed by the Reorganization; the opportunity to realize operational and administrative efficiencies in a larger combined Fund; the fact that the additional share classes that will be offered by the Surviving Fund should have a positive effect on asset growth, which in turn over time could result in a lower total expense ratio as economies of scale are realized; the fact that all administrative costs and expenses of the Reorganization would be borne by JPMorgan Chase Bank or one of its affiliates; JPMorgan Chase Bank's contractual undertaking to waive fees or reimburse the Surviving Fund's expenses such that the total expense ratios of the Surviving Fund Shares do not exceed those of the corresponding classes of the Merging Fund Shares; the significance of any capital loss carryforwards that may be forfeited by the Merging Fund; and the fact that the Reorganization would constitute a tax-free reorganization.

    In addition, the MFIT Board of Trustees took into account that, notwithstanding the increase in the advisory fee paid to JPMIM, JPMorgan Chase Bank has agreed to waive fees or reimburse the Surviving Fund's Class A, Class B, Class C and Select Class expenses such that the total expense ratio of the Class A, Class B, Class C and Select Class does not exceed 1.25%, 1.93%, 1.93% and 0.98%, respectively, of the average daily net assets of each such class following the Reorganization through March 31, 2006.

    Based upon its evaluation of the relevant information requested by and provided to it, and in light of its fiduciary duties under federal and state law, each of the MFIT Board of Trustees, on behalf of the Merging Fund, and the JPMIF Board of Trustees, on behalf of the Surviving Fund, including a majority of the members of the Board of Trustees of each such Board of Trustees who are not interested persons of the Funds or JPMorgan Chase Bank as defined in the 1940 Act, has determined that the proposed Reorganization is in the best interests of the Merging Fund and the Surviving Fund, as applicable, and that the interests of their respective shareholders would not be diluted as a result of the Reorganization.

    THE MFIT BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT MERGING FUND SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

    The MFIT Board of Trustees has not determined what action the Merging Fund will take in the event that the Merging Fund Shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the MFIT Board of Trustees will consider other appropriate courses of action.

FEDERAL INCOME TAX CONSIDERATIONS

    Consummation of the Reorganization is subject to the condition that MFIT and JPMIF receive an opinion from Sullivan & Cromwell, counsel to JPMIF and MFIT, (based upon certain facts, qualifications, representations and assumptions) that if the Reorganization is consummated as contemplated by the Reorganization Plan, for federal income tax purposes: (i) the Reorganization will qualify as a tax-free reorganization and the Merging Fund and the Surviving Fund will each be a "party to a reorganization" within the meaning of the Internal Revenue Code of 1986, as amended; and (ii) no gain or loss will be recognized by Merging Fund Shareholders on the conversion of Merging Fund Shares into Class A, Class B, Class C and Select Class Shares.

    MFIT has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed above. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisors concerning the potential tax consequences to them, including state, local and foreign income taxes.

    Immediately prior to the Reorganization, the Merging Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders the Merging Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carry forwards). Such dividends may be included in the taxable income of the Merging Fund Shareholders.

CAPITALIZATION

    Because the Merging Fund will be combined with the Surviving Fund in the Reorganization, the total capitalization of the Surviving Fund after the Reorganization is expected to be greater than the current capitalization of the Merging Fund. The following table sets forth as of June 30, 2002: (i) the capitalization of the Merging Fund; (ii) the capitalization of the Surviving Fund; and (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization. There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. The Surviving Fund currently offers Select and Institutional classes of shares. The Surviving Fund will commence offering Class A, Class B and Class C Shares pursuant to the Reorganization at the Effective Time of the Reorganization.

                                 CAPITALIZATION
                 PRO FORMA TO GIVE EFFECT TO THE REORGANIZATION
                 (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                         PRO FORMA SURVIVING
                                     MERGING  SURVIVING      FUND AFTER
                                      FUND      FUND       REORGANIZATION
                                     -------  ---------  -------------------
TOTAL NET ASSETS
  Class A Shares                     $54,031       N/A        $ 54,031
  Class B Shares                     $16,513       N/A        $ 16,513
  Class C Shares                     $   759       N/A        $    759
  Select Class Shares                $15,670  $290,990        $306,660
  Institutional Class Shares             N/A  $305,245        $305,245
      Total                          $86,973  $596,235        $683,208
SHARES OUTSTANDING
  Class A Shares                       2,205       N/A           4,669
  Class B Shares                         675       N/A           1,427
  Class C Shares                          31       N/A              66
  Select Class Shares                    637    25,147          26,501
  Institutional Class Shares             N/A    26,378          26,378
      Total                            6,459    51,525          59,041
NET ASSET VALUE PER SHARE
  Class A Shares                     $ 24.50       N/A        $  11.57
  Class B Shares                     $ 24.46       N/A        $  11.57
  Class C Shares                     $ 24.47       N/A        $  11.57
  Select Class Shares                $ 24.60  $  11.57        $  11.57
  Institutional Class Shares             N/A  $  11.57        $  11.57

                              INVESTMENT POLICIES

    The following discussion summarizes some of the investment policies of the Surviving Fund. Except as noted below, the Merging Fund has similar investment policies to those of the Surviving Fund.

OBJECTIVE

    The investment objectives of the Surviving Fund and the Merging Fund are similar. The investment objective of the Surviving Fund is to provide a high total return from a diversified portfolio of stocks and bonds. THE INVESTMENT OBJECTIVE OF THE MERGING FUND IS TO PROVIDE A BALANCE OF CURRENT INCOME AND CAPITAL GROWTH. Both Funds may change their objectives without shareholder approval.

MAIN INVESTMENT STRATEGIES

    JPMIM, on behalf of the Surviving Fund, allocates assets among various types of stock and bond investments, based on the following model allocation: 52% medium- and large-capitalization U.S. stocks, 35% U.S. and foreign bonds, 10% foreign stocks, and 3% small-capitalization U.S. stocks. JPMIM may periodically increase or decrease the Surviving Fund's actual asset allocation according to what it believes to be the relative attractiveness of each asset class. THE MERGING FUND USES THE FOLLOWING STRATEGIES: (A) AN ACTIVE EQUITY MANAGEMENT STYLE WHICH FOCUSES ON EQUITY SECURITIES THAT IT CONSIDERS TO BE MOST UNDERVALUED AND (B) AN ACTIVE FIXED-INCOME MANAGEMENT STYLE THAT FOCUSES PRIMARILY ON DOMESTIC FIXED-INCOME SECURITIES. JPMFAM (USA), THE MERGING FUND'S ADVISER, MAY ADJUST THE PORTION OF THE MERGING FUND'S ASSETS THAT ARE INVESTED IN EQUITY AND FIXED-INCOME SECURITIES DEPENDING ON ITS ANALYSIS OF GENERAL MARKET AND ECONOMIC CONDITIONS AND TRENDS, YIELDS, INTEREST RATES AND CHANGES IN MONETARY POLICIES. THE MERGING FUND NORMALLY INVESTS 35% TO 70% OF ITS TOTAL ASSETS IN EQUITY SECURITIES AND AT LEAST 25% OF ITS TOTAL ASSETS IN U.S. GOVERNMENT SECURITIES AND OTHER FIXED-INCOME SECURITIES, INCLUDING MORTGAGE-BACKED SECURITIES. THE MERGING FUND INVESTS PRIMARILY LARGE- AND MEDIUM-CAPITALIZATION U.S. COMPANIES. At least 75% of the Surviving Fund's bonds must be rated investment grade by Moody's, S&P, Fitch, or the equivalent by another national rating organization including at least 65% A or better. The Surviving Fund may invest up to 25% of its bond investments in high yield, non-investment grade securities in the rating categories Ba or B by Moody's, BB or B by S&P and Fitch or the equivalent by another national rating organization, or if they are unrated, are deemed by JPMIM to be of comparable quality (i.e, junk bonds). THE MERGING FUND INVESTS IN FIXED-INCOME SECURITIES ONLY IF THEY ARE RATED AS INVESTMENT GRADE BY MOODY'S INVESTORS SERVICE, INC., S&P, FITCH INVESTOR'S SERVICE INC., OR THE EQUIVALENT BY ANOTHER NATIONAL RATING ORGANIZATION, OR IF THEY ARE UNRATED, ARE DEEMED BY JPMFAM (USA) TO BE OF COMPARABLE QUALITY.

    Within the above asset allocation framework of the Surviving Fund, JPMIM selects the Surviving Fund's securities. With the stock portion of the portfolio, JPMIM keeps the Surviving Fund's sector weightings in line with the markets in which it invests, while actively seeking what it believes to be the most attractive stocks within each sector. In choosing individual stocks, JPMIM ranks them according to what it believes to be their relative value using a proprietary model that incorporates research from JPMIM's world-wide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

    With the bond portion of the Surviving Fund's portfolio, JPMIM uses economic and capital markets research to select securities. JPMIM actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements--within one year of the average for the U.S. investment grade bond universe (currently about five years).

    THE MERGING FUND MAY INVEST IN MORTGAGE-RELATED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS AND REAL ESTATE INVESTMENT TRUSTS. THE MERGING FUND MAY ALSO ENTER INTO "DOLLAR ROLLS".

    Equity securities in which each Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

    The Surviving Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes and in variable rate securities, whose interest rates are changed periodically.

    The Surviving Fund may invest any portion of its assets that are not in stocks or fixed-income securities in high quality money market instruments and repurchase agreements.

    The Surviving Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Surviving Fund may use derivatives to hedge various investments and for risk management.

    The Surviving Fund may change any of these investment policies (including its investment objective) without shareholder approval.

    The Surviving Fund is diversified as defined in the 1940 Act.

OTHER INVESTMENT STRATEGIES

    The Surviving Fund may purchase securities on a when-issued or delayed delivery basis to take advantage of attractive transaction opportunities.

    The Surviving Fund may use short-term trading to take advantage of what it believes to be attractive or unexpected opportunities or to meet demands generated by Surviving Fund Shareholder activity. Increased trading would raise the Surviving Fund's transaction costs. Increased short-term capital gains distributions would increase Surviving Fund Shareholders' income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by any gains from short-term trading, would reduce the Surviving Fund's returns.

    The Surviving Fund may lend its securities to approved borrowers, provided the Surviving Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest. The lending agents indemnify the Surviving Fund against borrower default. JPMIM's collateral investment guidelines limit the quality and duration of collateral investments to minimize losses. Upon recall, the borrower must return the securities loaned within the normal settlement period.

    The Surviving Fund may invest up to 15% of its net assets in illiquid holdings. To maintain adequate liquidity to meet redemptions, the Surviving Fund may hold high quality short-term securities (including repurchase agreements and reverse repurchase agreements) and, for temporary or extraordinary purposes, may borrow from banks up to 33 1/3% of the value of its total assets or draw on a line of credit.

INVESTMENT PROCESS

    In managing the equity portion of the Surviving Fund, JPMIM employs a three-step process that combines research, valuation and stock selection. JPMIM takes what it believes to be an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is intended to provide insight into a company's real growth potential.

    The research findings allow JPMIM to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company is considered to be. The valuation rankings are produced using a variety of models that quantify JPMIM's findings.

    On behalf of the Surviving Fund, JPMIM buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, JPMIM buys equity securities that it identifies as under-valued and considers selling them when they appear to be overvalued. Along with attractive valuation, JPMIM often considers a number of other factors, such as:

    - catalysts that could trigger a rise in a stock's price;

    - high perceived potential reward compared to perceived potential risk;

    - possible temporary mispricings caused by apparent market overreactions.

    In managing the fixed income portion of the Surviving Fund, JPMIM also employs a three-step process, which combines sector allocation, fundamental research for identifying portfolio securities and duration management. The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Surviving Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

    Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, JPMIM makes buy and sell decisions according to the Surviving Fund's goal and strategy.

    Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Surviving Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Surviving Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund Benchmark. The strategists closely monitor the Surviving Fund and make tactical adjustments as necessary.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

    Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares of the Surviving Fund will be substantially similar to those of the Merging Fund. The Surviving Fund currently offers five classes of shares. Upon consummation of the Reorganization, the Surviving Fund will continue offering Select Class and Institutional Class Shares (which are not being offered herein and for which no information is provided below). The Surviving Fund will commence offering Class A, Class B and Class C Shares upon consummation of the Reorganization.

SALES CHARGES

    There is normally a sales charge (sometimes called a "load") to buy Class A Shares. There are also ongoing charges that holders of Class A Shares pay as long as they own their shares, as more fully explained below. Class B and Class C Shares may have a sales charge depending upon how long the shares are held. There is no sales charge to buy Select Class Shares.

    Shareholders holding Class A Shares of the Merging Fund will receive
Class A Shares of the Surviving Fund in the Reorganization but will not have to pay a sales charge. However, such shareholders will have to pay a sales charge if they buy additional Class A Shares in the future.

    There are a number of plans and special discounts which can decrease or even eliminate these charges.

CLASS A SHARES

    Class A Shares have an initial sales charge that is deducted directly from the money you invest. As the following table shows, the charge is lower the more you invest. The public offering price of Class A Shares is the NAV plus the initial sales charge. NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund receives the NAV.

                                          INITIAL SALES CHARGE AS % OF  INITIAL SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                      THE OFFERING PRICE PER SHARE      NET AMOUNT INVESTED
--------------------                      ----------------------------  ----------------------------
LESS THAN $100,000                                    5.75                          6.10
$100,000 BUT UNDER $250,000                           3.75                          3.90
$250,000 BUT UNDER $500,000                           2.50                          2.56
$500,000 BUT UNDER $1,000,000                         2.00                          2.04

    There is no sales charge for investments of $1 million or more.

CLASS B SHARES

    Class B Shares of the Surviving Fund have a deferred sales charge that is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the offering price or the current NAV of the Class B Shares, whichever is lower. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.

YEAR  DEFERRED SALES CHARGE
----  ---------------------
1          5%
2          4%
3          3%
4          3%
5          2%
6          1%
7         None
8         None

    The Surviving Fund calculates the deferred sales charge from the month the shareholder buys its Class B Shares. The Surviving Fund will always sell the Class B Shares with the lowest deferred sales charge first. Class B Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

CLASS C SHARES

    Class C Shares of the Surviving Fund have a deferred sales charge that is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the offering price or 1% of the current NAV of the Class C Shares. The deferred sales charge on Class C Shares disappears altogether after 1 year. The Surviving Fund calculates the deferred sales charge from the month the shareholder buys its Class C Shares. The Surviving Fund always sells the Class C Shares with the lowest deferred sales charge first. Class C Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

    Like Class B Shares, Class C Shares have higher combined distribution and service fees than Class A Shares. Unlike Class B Shares, Class C Shares are not convertible to Class A Shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than for either Class A or Class B Shares.

12b-1 FEES

    J.P. Morgan Fund Distributors, Inc. is the distributor for the Surviving Fund. The Surviving Fund has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributable to Class A Shares and up to 0.75% of the average daily net assets attributable to Class B Shares and Class C Shares. A similar 12b-1 distribution plan is currently in effect for Class A Shares, Class B Shares and Class C Shares of the Merging Fund (with annual distribution fees of up to 0.25%, 0.75% or 0.75% of the average daily net assets attributable to such shares, respectively).

    This payment covers such things as compensation for services provided by broker-dealers and expenses connected with the sale of shares. Payments are not tied to actual expenses incurred. Because 12b-1 expenses are paid out of the Surviving Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost more than other types of sales charges.

    There is no Rule 12b-1 distribution plan for Select Class Shares.

BUYING CLASS A, CLASS B, CLASS C AND SELECT CLASS SHARES

    THE FOLLOWING DISCUSSION APPLIES TO ADDITIONAL PURCHASES OF THE CLASS A, CLASS B, CLASS C AND SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    The price shareholders pay for their shares is the public offering price, which is based on their NAV plus any applicable initial sales charge calculated after the JPMorgan Funds Service Center (the "Center") accepts such shareholder's order. The Surviving Fund generally values its assets at their market prices but if market prices are unavailable or do not represent a security's value at the time of pricing, then the Surviving Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees. When fair value is used, the prices of securities used by the Surviving Fund to calculate its shares' NAV may differ from quoted or published prices for the same securities.

    The NAV of Class A, Class B, Class C and Select Class Shares will generally be calculated once each day at the close of regular trading on the New York Stock Exchange. The NAV is not computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Surviving Fund's NAV is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees. A shareholder will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.

    The Center accepts purchase orders on any business day that the New York Stock Exchange is open. If an order is received in proper form by the close of regular trading on the New York Stock Exchange, it will be processed at that day's price. A Taxpayer Identification Number must be provided when an account is opened.

    The Surviving Fund has the right to reject any purchase order and to cease offering shares for sale at any time.

    The investment minimum for Class A, Class B and Class C Shares of the Surviving Fund is as follows:

TYPE OF ACCOUNT                           INITIAL INVESTMENT  ADDITIONAL INVESTMENTS
---------------                           ------------------  ----------------------
Regular Account                                 $2,500                 $100
Systematic Investment Plan(1)                   $1,000                 $100
IRA                                             $1,000                 $100
SEP-IRA                                         $1,000                 $100
Education IRA                                   $  500                 $100

---------------------

(1) If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also choose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account.

    For Select Class Shares, the minimum investment to open an account is $1,000,000. There are no minimum levels for subsequent purchases. An investor can combine purchases of select class shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. Each such fund may waive this minimum at its discretion.

    Checks should be made out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party.

    Shares bought by check may not be sold until 15 calendar days after such purchase check was received by the Center. Shares bought through an Automated Clearing House cannot be sold until the payment clears, which could take more than seven business days. Purchase orders will be canceled if a check does not clear and the investor will be responsible for any expenses and losses to the Surviving Fund. Orders by wire will be canceled if the Center does not receive payment by 4:00 p.m. (Eastern time) on the settlement date.

    Shareholders seeking to buy Class A, Class B, Class C and Select
Class Shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representative may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

SELLING CLASS A, CLASS B, CLASS C AND SELECT CLASS SHARES

    THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE CLASS A, CLASS B, CLASS C AND SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION AND REFLECTS THE NEW CLASS STRUCTURE.

    Class A, Class B, Class C and Select Class Shares may be sold on any day the Center is open for trading, either directly to the Surviving Fund or through an investment representative. Surviving Fund Shareholders will receive the next NAV calculated after the Center accepts the sale order in proper form.

    The names of the registered shareholders and the account number must be provided before shares can be sold.

    Under normal circumstances, if the Center receives your order before the close of regular trading on the New York Stock Exchange, the Surviving Fund will make available to you the proceeds the next business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Surviving Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

    For Class A, B and C Shares you will need to have signatures guaranteed for all registered owners or their legal representative if:

    - you want to sell shares with an NAV of $100,000 or more, or

    - you want your payment sent to an address other than the one in the Surviving Fund's records.

    For Select Class Shares, you will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records.

    Additional documents or a letter from a surviving joint owner may also be required before selling the shares. Contact the Center for more details.

    A shareholder who purchased through an investment representative, or through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.

    Shareholders may also sell their shares by contacting the Center directly. Holders of Class A, Class B, Class C and Select Class Shares may call 1-800-348-4782 with respect to Select Class Shares and 1-800-348-4782 for Class A, Class B and Class C Shares.

    The Surviving Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING CLASS A, CLASS B, CLASS C AND SELECT CLASS SHARES

    THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF THE CLASS A, CLASS B, CLASS C AND SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    Class A, Class B, Class C and Select Class Shares may be exchanged for Class A, Class B, Class C and Select Class shares in certain other JPMorgan Funds.

    For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange their Class A, Class B, Class C and Select Class Shares.

    The exchange privilege is not a means of short-term trading as this could increase management costs and affect all Surviving Fund Shareholders. The Surviving Fund reserves the right to limit the number of exchanges or refuse an exchange. The exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

    You can exchange your Class A, Class B and Class C shares in one of three ways:

    - THROUGH YOUR INVESTMENT REPRESENTATIVE
       Tell your representative which Funds' shares you want to exchange. He or she will send the necessary documents to the Center. Your representative might charge you for this service.

    - THROUGH THE JPMORGAN FUNDS SERVICE CENTER
       Call 1-800-348-4782 to ask for details.

    - THROUGH A SYSTEMATIC EXCHANGE PLAN
       You can automatically exchange money from one JPMorgan account to another of the same class.

    You may exchange your Select Class Shares by telephone. Call 1-800-348-4782 for details.

OTHER INFORMATION CONCERNING THE CLASS A, CLASS B, CLASS C AND SELECT
CLASS SHARES

    For Class A, Class B and Class C Shares, the Surviving Fund may close an account if the account balance falls below $500 for 30 days as a result of selling shares (and not because of performance). For Select Class Shares, if your aggregate balance in all JPMorgan Funds falls below the investment minimum of $1,000,000 for 30 days as a result of selling shares (and not because of performance), then the Surviving Fund reserves the right to close your account. At least 60 days' notice will be given before closing the account.

    Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Surviving Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expense from any sales request if the Surviving Fund takes such reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Surviving Fund does not take such reasonable precautions.

    It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.

    JPMIF, on behalf of the Surviving Fund, has entered into agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B, Class C and Select Class Shares held by investors serviced by the shareholder servicing agent. The Merging Fund likewise has similar arrangements with respect to its shares.

    JPMIF and/or the Distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

    Each class of shares of the Surviving Fund may have different requirements regarding who may invest and may have different sales charges and expense levels. A person who gets compensated for selling shares of the Surviving Fund may receive a different amount for each class.

                            DISTRIBUTIONS AND TAXES

    The Class A, Class B, Class C and Select Class can earn income and realize capital gain. The Class A, Class B, Class C and Select Class will deduct from these earnings any expenses and then pay out these earnings to shareholders as distributions.

    With respect to the Class A, Class B and Class C Shares, the Surviving Fund typically distributes any net investment income at least quarterly, and with respect to the Select Class Shares, the Surviving Fund typically distributes any net investment income at least annually. Net capital gain, if any, is distributed annually. The Surviving Fund may decide to make more or fewer distributions in a given year. You have three options for your Surviving Fund distributions. You may:

    - reinvest all of them in additional Class A, Class B, Class C and Select Class Shares, as the case may be, without a sales charge;

    - take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional Surviving Fund Shares; or

    - take all distributions in cash or as a deposit in a pre-assigned bank account.

    If you do not notify us otherwise, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of Surviving Fund Shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

    Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

    If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy Surviving Fund Shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

    Any investor for whom the Surviving Fund does not have a valid taxpayer identification number may be subject to backup withholding.

    Early in each calendar year, the Surviving Fund will send Surviving Fund Shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

    The above is only a general summary of tax implications of investing in the Surviving Fund. Merging Fund Shareholders should consult their tax advisors to see how investing in the Surviving Fund will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
         AND THE SURVIVING FUND'S RESPECTIVE ORGANIZATIONAL STRUCTURES

    There are no material differences in the organizational structures of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, the Boards of Trustees and officers, shares of each Fund, voting rights, shareholder liability and the liability of Board of Trustees of each Fund.

STRUCTURE OF THE MERGING FUND

    The Merging Fund is organized as a series of MFIT, which is organized as a business trust under the laws of the Commonwealth of Massachusetts. As a Massachusetts business trust, MFIT's operations are governed by MFIT's Declaration of Trust, its By-Laws and applicable Massachusetts law. The operations of the Merging Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

STRUCTURE OF THE SURVIVING FUND

    The Surviving Fund is organized as a series of JPMIF, which is organized as a business trust under the laws of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMIF's operations are governed by JPMIF's Declaration of Trust, its By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

    Subject to the provisions of their respective trust documents, the business of the Merging Fund is managed by MFIT's Board of Trustees and the business of the Surviving Fund is managed by JPMIF's Board of Trustees. The Trustees of both MFIT and JPMIF serve indefinite terms (subject to mandatory retirement age) and have all powers necessary or convenient to carry out their responsibilities. The Boards of Trustees and officers of MFIT and JPMIF are identical.

SHARES OF FUNDS

    Each of MFIT and JPMIF is a trust with an unlimited number of authorized shares of beneficial interest which may be divided into series or classes thereof. Each Fund is one series of its respective trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of either MFIT or JPMIF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have rights proportionate to full shares. Expenses of MFIT or JPMIF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its Board of Trustees to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan. On certain matters, such as the election of Trustees, shares of all series and classes vote together, to the extent required by the 1940 Act. Neither MFIT nor JPMIF is required to hold regular annual meetings of shareholders, but each may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of either MFIT or JPMIF.

SHAREHOLDER VOTING RIGHTS

    With respect to all matters submitted to a vote of shareholders, shareholders of MFIT are entitled to the number of votes (or "voting shares") equal to the number of shares owned by such shareholder at the close of business on November 21, 2002, the record date. With respect to all matters submitted to a vote of shareholders, shareholders of JPMIF are entitled to the number of votes equal to the product of the number of shares owned by such shareholder multiplied by the NAV on the record date.

    A vacancy in the Board of Trustees of either MFIT or JPMIF resulting from the resignation of a member of the Board of Trustees or otherwise may be filled similarly by a vote of a majority of the remaining members of the Board of Trustees then in office, subject to the 1940 Act. In addition, members of the Board of Trustees may be removed from office by a vote of holders of voting shares representing two-thirds of the outstanding voting shares of each portfolio of that trust. A meeting of shareholders of either MFIT or JPMIF shall be held upon the written request of the holders of voting shares of such trust representing not less than 10% of the outstanding voting shares entitled to vote on the matters specified in the written request. Except as set forth above, the members of the Board of Trustees may continue to hold office and may appoint successor members of the Board of Trustees.

SHAREHOLDER LIABILITY

    Under Massachusetts law, shareholders of either MFIT or JPMIF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of MFIT and JPMIF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. Each of MFIT and JPMIF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the trust's property (with respect to the Surviving Fund), its shareholders (with respect to the Surviving Fund), Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which the trust itself is unable to meet its obligations and, with regard to the Surviving Fund, when there is also inadequate insurance.

LIABILITY OF TRUSTEES

    Under the Declaration of Trust of each of MFIT and JPMIF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as members of the Board of Trustees. Subject to the previous sentence, under the Declaration of Trust of each of MFIT and JPMIF, a member of the Board of Trustees or an officer will generally be indemnified (in the case of JPMIF, to the fullest extent provided by law) against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person's being or having been a member of the Board of Trustees or an officer and against amounts paid or incurred by such person in the settlement thereof.

    The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of each of MFIT and JPMIF are available without charge upon written request to that trust.

       INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

    As noted above, the assets of the Merging Fund are managed by JPMFAM (USA) pursuant to an Advisory Agreement between MFIT and JPMFAM (USA), and the assets of the Surviving Fund are managed by JPMIM pursuant to an Advisory Agreement between JPMIM and JPMIF. Following the Reorganization, JPMIM will continue to be responsible for the day-to-day management of the Surviving Fund's assets.

DESCRIPTION OF JPMIM AND THE ADVISORY AGREEMENT WITH THE SURVIVING FUND

    JPMIM is a wholly-owned subsidiary of J.P. Morgan Chase & Co. incorporated under the laws of Delaware. JPMIM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. JPMIM, a registered investment adviser, manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. As of September 30, 2002, JPMIM and certain of its affiliates provided investment management services with respect to assets of approximately $492.5 billion.

    Under the Advisory Agreement with the Surviving Fund, JPMIM is responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMIM's responsibilities under the Advisory Agreement include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. The services provided to the Surviving Fund by JPMIM are substantially similar to the services currently provided to the Merging Fund by JPMFAM (USA).

    EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMIM a monthly management fee based upon the average daily net assets of the Surviving Fund. The annual rate of this management fee is, and for the most recent fiscal year, was, 0.55%. The Merging Fund currently pays, and for the most recent fiscal year, paid, 0.40% of average daily net assets to JPMFAM (USA) for its advisory services. JPMorgan Chase Bank has contractually agreed to cap the Surviving Fund's total expense ratio following the proposed Reorganization at 1.25% of the annual net operating expenses for Class A Shares, at 1.93% of the annual net operating expenses for Class B and Class C Shares and at 0.98% of the annual net operating expenses for Select Class Shares, following consummation of the Reorganization through March 31, 2006. JPMIM and other service providers may also voluntarily waive or reimburse certain of their fees as they may determine from time to time.

    Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to: taxes; interest; fees (including fees paid to the members of its Board of Trustees who are not affiliated with JPMIM or any of its affiliates); fees payable to the Commission; state securities fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing Surviving Fund Shareholders; management and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions in connection with the purchase or sale of portfolio securities.

    LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMIM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by JPMIF or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.

    DURATION AND TERMINATION. The Advisory Agreement will continue in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of JPMIF or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those members of the Board of Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the JPMIF Board of Trustees or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMIM, and by JPMIM on 90 days' written notice to JPMIF.

PORTFOLIO MANAGERS

    The portfolio management team for the Surviving Fund is led by Anne Lester, Vice President of JPMIM, who joined the team in June 2000 and has been at JPMIM since 1992 and Patrik Jakobson, Vice President of JPMIM, who joined the team in October 2002 and has been at JPMIM since 1987. Prior to managing the Surviving Fund, Ms. Lester worked in the Product Development Group and as a fixed-income and currency trader and a portfolio manager in Milan. Mr. Jakobson is responsible for managing global asset allocation portfolios.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    JPMIM places orders for the Surviving Fund for all purchases and sales of portfolio securities, enters into repurchase agreements and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Surviving Fund. Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

    Portfolio transactions for the Surviving Fund will be undertaken principally to accomplish the Surviving Fund's investment objective. The Surviving Fund may engage in short-term trading consistent with its objectives.

    In connection with portfolio transactions, JPMIM intends to seek best execution on a competitive basis for both purchases and sales of securities. JPMIM considers a number of factors in selecting a broker, including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. Research services provided by brokers to which JPMIM has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, strategic services, quantitative data and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all of JPMIM's clients and not solely or necessarily for the benefit of the Surviving Fund. JPMIM believes that the value of the research services received is not determinable and does not significantly reduce its expenses. The Surviving Fund does not reduce the fee it pays to JPMIM by any amount that might be attributable to the value of such services.

    Subject to the overriding objective of obtaining the best execution of orders, JPMIM may allocate a portion of the Surviving Fund's brokerage transactions to affiliates of JPMIM. Under the 1940 Act, persons affiliated with the Surviving Fund and persons who are affiliated with such persons are prohibited from dealing with the Surviving Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. However, affiliated persons of the Surviving Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Surviving Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMIM or an affiliate is a member or in a private placement in which JPMIM or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees that comply with rules adopted by the Commission and with interpretations by the Commission's staff.

    Investment decisions made by JPMIM are the product of many factors in addition to basic suitability for the particular fund or other client in question. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the same security. The Surviving Fund may only sell a security to other portfolios or accounts managed by JPMIM or its affiliates in accordance with procedures adopted by the Board of Trustees.

    It also sometimes happens that two or more clients simultaneously purchase or sell the same security. On those occasions when JPMIM deems the purchase or sale of a security to be in the best interests of the Surviving Fund, as well as other clients including other funds, JPMIM, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Surviving Fund with those to be sold or purchased for other clients in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by JPMIM in the manner it considers to be most equitable and consistent with JPMIM's fiduciary obligations to the Surviving Fund. In some instances, this procedure might adversely affect the Surviving Fund.

INDEPENDENT ACCOUNTANTS

    PricewaterhouseCoopers LLP serves as the Merging Fund's and the Surviving Fund's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and federal income tax returns. PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when MFIT or JPMIF engages it to do so. Representatives of PricewaterhouseCoopers LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they desire. Such representatives are expected to be available to respond to appropriate questions at the Meeting.

    AUDIT FEES. The aggregate fees paid to PricewaterhouseCoopers LLP in connection with the annual audit of the Merging Fund for the last fiscal year ended were $22,000.

    FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. The aggregate fees billed for financial information systems design and implementation services rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMFAM (USA), JPMorgan Chase Banks and JPMorgan Chase Bank's affiliates that provide services to the Funds for the calendar year ended December 31, 2001 were approximately $10.9 million.

    ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMFAM (USA), JPMorgan Chase Bank and JPMorgan Chase Bank's affiliates that provide services to the Fund for the calendar year ended December 31, 2001 were approximately $75 million.

    This amount came from services provided to JPMorgan Chase Bank and JPMorgan Chase Bank's affiliates and was composed of:

Audit-related services:                             $28.8 million
Tax services:                                       $13.0 million
Other consulting services:                          $33.2 million

    The audit-related services primarily involved services related to Commission filings, internal control related reviews, regulatory and accounting matters, statutory financial statement audits of consolidated subsidiaries and non-consolidated affiliates, other attestation work and SAS 70 reviews. This work is closely aligned with and in many respects an integral component of the audit of JPMorgan Chase Bank's consolidated financial statements.

    The tax services primarily involved assistance with tax return compliance for both JPMorgan Chase Bank and third party entities, as well as advice on areas such as depreciation and valuation methods.

    The services provided for financial information systems design and implementation and substantially all of the services reflected in the item "other consulting services" were performed during 2001 by employees of PricewaterhouseCoopers Consulting for JPMorgan Chase Bank and its affiliates

    The financial information systems design and implementation services were to assist JPMorgan Chase Bank with a multi-year undertaking that has been performed under JPMorgan Chase Bank's direct supervision and control, and involves implementation of new human resources systems. The other consulting services related primarily to assistance with JPMorgan Chase Bank merger related integration and securities law compliance activities, all of which are now substantially complete.

    The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP and has concluded that it is.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

    This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the MFIT Board of Trustees for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. MFIT's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition, MFIT has retained the services of D.F. King & Co., Inc., professional solicitors, to aid in the solicitation of proxies for a fee to be borne by JPMorgan Chase Bank or one of its affiliates. See "--Expenses of Proxy Solicitation." It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of MFIT to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to MFIT a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

    Only the Merging Fund Shareholders of record at the close of business on November 21, 2002 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted approximately 1,871,134 Class A, 576,453 Class B, 25,526 Class C, and 599,094 Select Class shares of the Merging Fund. Each Merging Fund Shareholder is entitled to the number of votes equal to the product of the number of shares owned by that Merging Fund Shareholder multiplied by the NAV per share on the record date.

    The presence in person or by proxy of Merging Fund Shareholders that own a majority of the outstanding Merging Fund voting shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the Proposal are not received by the time scheduled for the Meeting or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or represented by proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund voting shares present (in person or represented by proxy) at the Meeting. The persons named in the proxy will vote in favor of such adjournment those Merging Fund voting shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund voting shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the voting shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

PROXIES

    All Merging Fund voting shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on the Proposal, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR the Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposal will be treated under applicable law as present for purposes of achieving a quorum and in determining the votes cast on the Proposal, but not as having voted FOR the Proposal. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposal on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but under applicable law will not be counted in determining the votes cast on (and therefore will have the effect of a vote against) the Proposal.

    A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to MFIT, by submission of a later dated proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION

    JPMorgan Chase Bank or one of its affiliates, and not the Merging Fund or the Surviving Fund (or shareholders of either Fund), will pay the cost of the preparation, printing and mailing to Merging Fund Shareholders of this Combined Prospectus/Proxy Statement, accompanying Notice of Meeting, form of proxy and any supplementary solicitation of Merging Fund Shareholders.

    It is expected that the cost of retaining D. F. King & Co., Inc. to assist in the proxy solicitation process for the fund complex will not exceed approximately $30,000 in addition to expenses, which cost will be borne by JPMorgan Chase Bank or one of its affiliates.

INTERESTED PARTIES

    On the record date, the Trustees and officers of MFIT, as a group, owned less than 1% of the outstanding Merging Fund Shares. On the record date, the name, address and share ownership of the persons who owned beneficially or of record more than 5% of any class of shares of the Merging Fund and the percentage of the Surviving Fund that would be owned by such persons upon consummation of the Reorganization based upon their holdings on the record date were as follows:

                                                             PERCENTAGE OF        PERCENTAGE OF
                                          AMOUNT OF           MERGING FUND        SURVIVING FUND
                                           SHARES               OWNED ON            OWNED UPON
         NAME AND ADDRESS                   OWNED             RECORD DATE          CONSUMMATION
-----------------------------------  -------------------  --------------------  ------------------
BCO Popular TTEE(1)                      286,522.89         15.312% Class A      15.31% Class A
FBO Texaco PR Inc Pension Plan         Class A Shares
Attn Yanira Nazario
PO Box 362708
San Juan PR 00936-2708

MLPF&S for the Sole Benefit of(1)        241,396.512        12.901% Class A      12.90% Class A
its Customers                          Class A Shares
Attn Fund Administration
4800 Deer Lake Drive East 2nd Flr
Jacksonville FL 32246-6484

MLPF&S(1)                                 9,531.568         37.339% Class C      37.34% Class C
4800 Deer Lake Dr East 2nd Fl          Class C Shares
Jacksonville FL 32246-6484

Dean Witter FBO(1)                        3,096.297         12.129% Class C      12.13% Class C
Holy Redeemer Cemetery A/C             Class C Shares
PO Box 250
New York NY 10008-0250

Prudential Securities Inc. FBO(1)         1,704.609         6.677% Class C        6.68% Class C
Mr William H Poust III &               Class C Shares
Mrs Bobbie Jo Poust Jt Ten
346 Whiskey Springs Rd
Dillsburg PA 17019-9001

                                                                                    PERCENTAGE OF        PERCENTAGE OF
                                                               AMOUNT OF             MERGING FUND        SURVIVING FUND
                                                                 SHARES                OWNED ON            OWNED UPON
                   NAME AND ADDRESS                              OWNED               RECORD DATE          CONSUMMATION
-------------------------------------------------------  ----------------------  --------------------  ------------------
Firnom & Co                                                    1,606.081           6.291% Class C        6.29% Class C
Limited Partnership                                          Class C Shares
Trust Operations
PO Box 5186
Sioux Falls SD 57117-5186

Carl W Stevens III                                             1,315.906           5.155% Class C        5.16% Class C
Subject to DST TOD Rules                                     Class C Shares
8660 Jackman Rd
Temperance MI 48182-9460

Trulin & Co(1)                                                183,836.188        30.685% Select Class  1.40% Select Class
c/o JPMorgan Chase Bank                                   Select Class Shares
Attn Michele Bullard/Mutual Funds
PO Box 31412
Rochester NY 14603-1412

Wells Fargo Bank Minnesota NA FBO(1)                          179,712.925        29.997% Select Class  3.51% Select Class
Omnibus Reinvest/Reinvest                                 Select Class Shares
PO Box 1533
Minneapolis MN 55480-1533

                                                                                    PERCENTAGE OF        PERCENTAGE OF
                                                               AMOUNT OF             MERGING FUND        SURVIVING FUND
                                                                 SHARES                OWNED ON            OWNED UPON
                   NAME AND ADDRESS                              OWNED               RECORD DATE          CONSUMMATION
-------------------------------------------------------  ----------------------  --------------------  ------------------

CMB TTEE for Phillips Van Heusen(1)                            90,418.643        15.092% Select Class  0.69% Select Class
Penn Plants Employee Ret Tr                               Select Class Shares
Attn Kurt Smailus
Chase Manhattan Bank
3 Chase Metrotech Ctr Fl 6
Brooklyn NY 11245-0001

Chase Manattan as Trustee Tr(1)                                47,125.551        7.866% Select Class   0.36% Select Class
Sysco Corp Directors Deferred Comp                        Select Class Shares
c/o Chase Manhattan Bank
Attn Kurt Smailus
4 New York Plz Fl 2
New York NY 10004-2413

Hamill & Co FBO Chase Bank of Texas(1)                         46,597.143        7.777% Select Class   0.36% Select Class
NA Attn Mutual Fund Unit 16HCBO9                          Select Class Shares
PO Box 2558
Houston TX 77252-2558

---------------------

(1)  Record Holder

    On the record date, the Trustees and officers of JPMIF, as a group, owned less than 1% of the outstanding Surviving Fund Shares. On the record date, the name, address and share ownership of the persons who owned beneficially or of record more than 5% of any class of shares of the Surviving Fund and the percentage of the Surviving Fund that would be owned by such persons upon consummation of the Reorganization based upon their holdings on the record date were as follows:

                                                                PERCENTAGE OF         PERCENTAGE OF
                                           AMOUNT OF            SURVIVING FUND       SURVIVING FUND
                                             SHARES                OWNED ON            OWNED UPON
         NAME AND ADDRESS                    OWNED               RECORD DATE          CONSUMMATION
-----------------------------------  ----------------------  --------------------  -------------------
Pennzoil Quaker State Company             6,198,408.63       22.793% Select Class  21.75% Select Class
Savings and Investment Plan           Select Class Shares
American Century Services Inc
9300 Ward Pkwy
Kansas City MO 64114-3317
National Financial Services Corp(1)      3,105,819.293       11.421% Select Class  10.90% Select Class
For the Exclusive Benefit of our      Select Class Shares
  Customers
Attn: Mutual Funds -- 5th Floor
200 Liberty St -- 1 World Financial
New York NY 10281-1003

Ferrell Companies Inc 401(k)             2,350,953.742       8.645% Select Class   8.25% Select Class
  Investment
Plan                                  Select Class Shares
Attn RPS Mgmt Rptg
PO Box 419784
Kansas City MO 64141-6784

Aurora Healthcare Inc Incentive          1,567,356.646       5.763% Select Class   5.50% Select Class
  Savings
Plan                                  Select Class Shares
Attn RPS Mgmt Rptg
PO Box 419784
Kansas City MO 64141-6784

---------------------

(1)  Record Holder

PROPOSALS TO BE SUBMITTED BY MERGING FUND SHAREHOLDERS

    The Merging Fund does not generally hold an annual meeting of Merging Fund Shareholders. Merging Fund Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders' meeting should send their written proposals to the Secretary of the Merging Fund at the address set forth on the cover of this Combined Prospectus/Proxy Statement.

                       ADDITIONAL INFORMATION ABOUT MFIT

    Additional information about the Merging Fund is included in the Statement of Additional Information related to this Combined Prospectus/Proxy Statement which has been filed with the Commission and which is also incorporated herein by reference. Copies of the Statement of Additional Information may related to this Combined Prospectus/Proxy Statement may be obtained without charge by calling 1-800-348-4782. MFIT is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports, proxy materials and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 233 Broadway, New York, NY 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 and are also available on the Commission's web site at http://www.sec.gov.

                       ADDITIONAL INFORMATION ABOUT JPMIF

    Additional information about the Surviving Fund is included in the Statement of Additional Information related to this Combined Prospectus/Proxy Statement which has been filed with the Commission and which is also incorporated herein by reference. Copies of the Statement of Additional Information related to this Combined Prospectus/Proxy Statement may be obtained without charge by calling 1-800-348-4782. JPMIF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports, proxy materials and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 233 Broadway, New York, NY 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 and are also available on the Commission's web site at http://www.sec.gov.

                        FINANCIAL STATEMENTS AND EXPERTS

    The audited financial highlights, financial statements thereto of each of the Merging Fund and the Surviving Fund for the fiscal year ended December 31, 2001 are incorporated by reference into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

    The unaudited financial highlights, financial statements and notes thereto of each of the Merging Fund and the Surviving Fund for the fiscal period ended June 30, 2002 are incorporated by reference into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

                                 OTHER BUSINESS

    The MFIT Board of Trustees knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the MFIT Board of Trustees that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the best judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

    Neither MFIT nor JPMIF is involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.

                       MERGING FUND SHAREHOLDER INQUIRIES

    Merging Fund Shareholder inquiries may be addressed to MFIT in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-348-4782.

                                     * * *

     MERGING FUND SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A
                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Plan") made this 25th day of October, 2002 by and among Mutual Fund Investment Trust (the "Transferor Trust"), a Massachusetts business trust, on behalf of the JPMorgan Balanced Fund (the "Transferor Portfolio"), J.P. Morgan Institutional Funds (the "Acquiring Trust"), a Massachusetts business trust, on behalf of the JPMorgan Diversified Fund (the "Acquiring Portfolio") and JPMorgan Chase Bank.

    This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

    WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio respectively, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio respectively, and that the interests of existing shareholders would not be diluted as a result of this transaction;

    WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Class A, Class B, Class C and Select Class Shares of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares;

    NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

    (a) PLAN OF REORGANIZATION.

      (i) The Transferor Trust on behalf of the Transferor Portfolio will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization, as defined in
Section 1(b)(i) hereof, all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional Class A, Class B, Class C and Select Class Shares of the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined by the parties in accordance with Section 1(c) hereof. Any shares of beneficial interest of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the Exchange Date, as defined in Section 1(b)(i) hereof.

      (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by the Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the Transferor Portfolio Shares held by the Transferor Portfolio Shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. All issued and outstanding Transferor Portfolio Shares will simultaneously be cancelled on the books of the Transferor Portfolio, although any outstanding share certificates representing interests in the Transferor Portfolio will represent a number of Acquiring Portfolio Shares after the Effective Time of the Reorganization as determined in accordance with
Section 1(c). The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

      (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

      (iv) Any transfer taxes payable upon issuance of the Acquiring Portfolio Shares in a name other than that of the registered holder of the Transferor Portfolio Shares on the books of the Transferor Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

      (v) Any reporting responsibility of the Transferor Portfolio is and shall remain the responsibility of the Transferor Portfolio up to and including the Effective Time of the Reorganization and such later date on which the Transferor Portfolio is terminated.

    (b) EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

      (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on or about March 31, 2003 or such other date as is agreed to by the parties (the "Exchange Date").

      (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

      (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by JPMorgan Chase Bank to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

    (c) VALUATION.

      (i) The NAV of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefor shall be determined as of the Effective Time of the Reorganization. The NAV of the Acquiring Portfolio Shares shall be computed by JPMorgan Chase Bank, as Accounting Agent, in the manner set forth in the Acquiring Trust's Declaration of Trust or By-Laws and then current prospectus or statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by JPMorgan Chase Bank by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets to be valued in the manner set forth in the Transferor Trust's then current prospectus or statement of additional information.

      (ii) The number of Class A Shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio
Class A Shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its Class A Shares by the net asset value per share of the Class A Shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). The number of Class B Shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio Class B Shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its Class B Shares by the net asset value per share of the Class B Shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).The number of Class C Shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio Class C Shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its Class C Shares by the net asset value per share of the Class C Shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). The number of Select Class Shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio Select Class Shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its Select Class Shares by the net asset value per share of the Select Class Shares of the Acquiring Portfolio, both as determined in accordance with
Section 1(c)(i).

      (iii) All computations of value under this Plan shall be made by JPMorgan Chase Bank in accordance with its regular practice as custodian and pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

The Acquiring Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as it is now being conducted and, as of the Exchange Date, will have good and marketable title to its assets.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission (the "Commission"), comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act"), the Act and the rules and regulations of the Commission thereunder, and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of beneficial interest, of which as of September 30, 2002 there were outstanding 45,963,256.156 Acquiring Portfolio Shares, and no such shares were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of a trust portfolio could, under certain circumstances, be held personally liable for the obligations of such trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding Acquiring Portfolio Shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal year ended December 31, 2001, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP"), consistently applied. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the six month fiscal period ended
June 30, 2002 fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of a trust portfolio could, under certain circumstances, be held personally liable for the obligations of such trust portfolio).

    (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees, and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. Accordingly, this Plan constitutes a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

    (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to June 30, 2002 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

    (i) NO MATERIAL ADVERSE CHANGE. Since June 30, 2002, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in NAV and a decline in net assets due to redemptions do not constitute a material adverse change).

    (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

    (k) NO CONFLICTS. The Acquiring Portfolio is not, and the execution, delivery and performance of this Plan will not result, in a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Portfolio to which the Acquiring Portfolio is a party or by which it is bound.

    (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, all other income tax returns, dividend reporting forms and other tax related reports required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due on such returns and reports have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. For each taxable year of its operation (including the taxable year ending on the Exchange Date), the Acquiring Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and intends to continue to so qualify and be eligable.

    (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio Shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

The Transferor Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as it is now being conducted and, as of the Exchange Date, will have good and marketable title to its assets.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act, the Act and the rules and regulations of the Commission thereunder, and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, of which as of June 30, 2002 there were outstanding 3,548,133.058 Transferor Portfolio Shares, and no such shares were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a trust portfolio could, under certain circumstances, be held personally liable for the obligations of such trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio Shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio Shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any Transferor Portfolio Shares (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the issued and outstanding Transferor Portfolio Shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio for the fiscal year ended December 31, 2001 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP, consistently applied. The financial statements of the Transferor Trust with respect to the Transferor Portfolio for the six month fiscal period ended June 30, 2002 fairly present the financial position of the Transferor Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. Accordingly, this Plan constitutes a valid and binding obligation of the Transferor Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

    (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's financial statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to June 30, 2002 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

    (h) NO MATERIAL ADVERSE CHANGE. Since June 30, 2002, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in NAV and a decline in net assets due to redemptions do not constitute a material adverse change).

    (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

    (j) NO CONFLICTS. The Transferor Portfolio is not, and the execution, delivery and performance of this Plan will not result, in a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Transferor Portfolio to which the Transferor Portfolio is a party or by which it is bound.

    (k) TAXES. The Transferor Portfolio will file its final federal and other tax returns for the period ending on the Exchange Date in accordance with the Code. All other federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, all other income tax returns, dividend reporting forms and other tax related reports required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due on such returns and reports pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. For each taxable year of its operation (including the taxable year ending on the Exchange Date), the Transferor Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and intends to continue to so qualify and be eligible until the Effective Time of the Reorganization. The Transferor Portfolio will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that have accrued through the Exchange Date, and before the Exchange Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Exchange Date.

    (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio Shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF THE ACQUIRING TRUST

The Acquiring Trust covenants to the following:

    (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and a prospectus (the "Prospectus") which will include the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio Shareholders referred to in
Section 5(a) herein. At the time the Registration Statement becomes effective and at the Effective Time of the Reorganization, the Registration Statement
(i) complies or will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio Shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio Shareholders in connection with the meeting of the Transferor Portfolio Shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

    (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable, in each case payable either in cash or in additional shares.

5. COVENANTS OF THE TRANSFEROR TRUST

The Transferor Trust covenants to the following:

    (a) MEETING OF THE TRANSFEROR PORTFOLIO SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the Transferor Portfolio Shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

    (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books and records maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (the "Schedule") showing the tax basis of such securities by lot and the holding periods of such securities. All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

    (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective and at the Effective Time of the Reorganization, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio Shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Acquiring Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading;

provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Trust for use in the registration Statement, Prospectus or Statement of Additional Information as provided in this Section 5(c).

    (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

    (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable, in each case payable either in cash or in additional shares.

    (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare and furnish to the Acquiring Trust, on behalf of the Acquiring Portfolio, in such form as is reasonably satisfactory to the Acquiring Trust, a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the Transferor Portfolio Shares entitled to vote on the matter ("Transferor Shareholder Approval").

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties of the Acquiring Trust contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)), in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since June 30, 2002.

    (c) REGULATORY APPROVAL. (i) The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act suspending effectiveness thereof shall have been issued, and to the best knowledge of the Transferor Trust, no investigation or proceeding for that purpose has been instituted or is pending, threatened or contemplated under the Securities Act and (ii) all other approvals, registrations, consents, orders, permits and exemptions under federal, state and local laws and regulations (collectively, the "Regulatory Approvals") deemed necessary by the Acquiring Portfolio or the Transferor Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such Regulatory Approval would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Transferor Portfolio.

    (d) TAX OPINION. The Transferor Trust shall have received the opinion of Sullivan & Cromwell, dated on or before the Exchange Date, addressed to the Transferor Trust and the Acquiring Trust, substantially to the effect that, (based upon certain facts, qualifications, representations and assumptions) for federal income tax purposes: (i) the Reorganization will qualify as a tax-free reorganization and the Transferor Portfolio and the Acquiring Portfolio will each be a "party to a reorganization" within the meaning of the Internal Revenue Code of 1986, as amended; and (ii) no gain or loss will be recognized by Transferor Portfolio Shareholders on the conversion of Transferor Portfolio Shares into Acquiring Portfolio Shares (the "Tax Opinion"). The delivery of the Tax Opinion is conditioned upon receipt by Sullivan & Cromwell of representations it shall request of the Transferor Trust.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties of the Transferor Trust contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since June 30, 2002.

    (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Investment Management Inc. ("JPMIM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

    (d) REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained except where failure to obtain any such Regulatory Approval would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Transferor Portfolio.

    (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the Transferor Portfolio Shareholders all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in
Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

    (f) TAX OPINION. The Acquiring Trust shall have received the Tax Opinion. The delivery of the Tax Opinion is conditioned upon receipt by Sullivan & Cromwell of representations it shall request of the Acquiring Trust.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

    (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their respective Boards of Trustees, amend this Plan at any time before or after Transferor Shareholder Approval, but after such approval, no amendment shall be made which substantially changes the terms hereof.

    (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in
Sections 6(c), 6(d), 7(d) and 7(f) may not be waived.

    (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio, without liability for damages on the part of the Transferor Trust, the Transferor Portfolio or their respective Trustees or officers, at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMIM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after Transferor Shareholder Approval, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMFAM
(USA) on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

    (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio, without liability for damages on the part of the Acquiring Trust, the Acquiring Portfolio or their respective Trustees or officers, at any time prior to the

Effective Time of the Reorganization by notice to the Transferor Trust and JPMFAM (USA) if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after Transferor Shareholder Approval, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

    (e) SURVIVAL. No covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization. The representations and warranties contained herein shall survive consummation of the Reorganization.

9. EXPENSES

The administrative expenses of the Reorganization will be borne by J.P. Morgan Chase Bank or one of its affiliates. Such expenses include, without limitation:
(i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement, including the Prospectus; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization;
(iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and
(viii) costs relating to the solicitation of proxies for Transferor Shareholder Approval of the Reorganization. In addition, J.P. Morgan Chase Bank will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Class A, Class B, Class C and Select Class Shares of the Acquiring Portfolio are not higher than those as set forth in the Registration Statement through March 31, 2006.

10. NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

if to the Transferor Trust (for itself or on behalf of the Transferor
Portfolio):

522 Fifth Avenue
New York, NY 10036

with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.

if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

522 Fifth Avenue
New York, NY 10036

with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.

if to the adviser of the Transferor Trust:

522 Fifth Avenue
New York, NY 10036
if to the adviser of the Acquiring Trust:

522 Fifth Avenue
New York, NY 10036

if to JPMorgan Chase Bank:

522 Fifth Avenue
New York, NY 10036

11. RELIANCE

    All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

12. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

    (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

    (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

    (c) This Plan shall be governed by and construed in accordance with the laws of the State of New York.

    (d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any such party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

    (e) The name "Mutual Fund Investment Trust" is the designation of its Board of Trustees under a Declaration of Trust dated September 19, 1997 as amended, and it is expressly agreed that the parties hereto must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of the Transferor Board of Trustees, officers, agents or shareholders assumes any personal liability for obligations assumed by the Transferor Trust herein. The parties hereto expressly agree that no series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

    (f) The name "J.P. Morgan Institutional Funds" is the designation of its Board of Trustees under a Declaration of Trust dated November 4, 1992, as amended, and it is expressly agreed that the parties hereto must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Board of Trustees, officers, agents or shareholders assumes any personal liability for obligations assumed by the Acquiring Trust herein. The parties hereto expressly agree that no series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

    (g) It is expressly agreed that the obligations of the Transferor Trust in respect of the Transferor Portfolio shall not be binding upon any Trustees, shareholders, nominees, officers, agents or employees personally, but bind only the trust property of the Transferor Trust as provided in the Declaration of Trust of the Transferor Trust. Neither such authorization by the Trustees of this Plan nor the execution and delivery of this Plan by authorized officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Transferor Trust as provided in the Transferor Trust's Declaration of Trust.

IN WITNESS WHEREOF, THE UNDERSIGNED HAVE EXECUTED THIS PLAN AS OF THE DATE FIRST ABOVE WRITTEN.

                                                   MUTUAL FUND INVESTMENT TRUST

                                                   on behalf of JPMorgan Balanced Fund

                                                   By:
                                                        --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Secretary

                                                   J.P. MORGAN INSTITUTIONAL FUNDS

                                                   on behalf of JPMorgan Diversified Fund

                                                   By:
                                                        --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Secretary

Agreed and acknowledged with respect to
Section 9:

JPMORGAN CHASE BANK

By:
     --------------------------------------------
     Name: David Wezdenko
     Title: Managing Director

                       STATEMENT OF ADDITIONAL INFORMATION
                         J.P. MORGAN INSTITUTIONAL FUNDS
                       (SPECIAL MEETING OF SHAREHOLDERS OF
                           JPMORGAN BALANCED FUND,
                    A SERIES OF MUTUAL FUND INVESTMENT TRUST)

      This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated December 18, 2002, for the Special Meeting of Shareholders of JPMorgan Balanced Fund
(the "Merging Fund"), a series of Mutual Fund Investment Trust ("MFIT"), to be held on February 13, 2002. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling JPMorgan Balanced Fund at 1-800-348-4782.

      Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

      Further information about JPMorgan Diversified Fund (the "Surviving Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF") and the Merging Fund is contained in each of MFIT's and JPMIF's current Statements of Additional Information dated May 1, 2002 and May 1, 2002, respectively, which are incorporated herein by reference.

The date of this Statement of Additional Information is December 18, 2002.

                                TABLE OF CONTENTS


                                                                          Page

General Information                                                          3

Financial Statements                                                         4

Pro Forma Combined Schedule of Investments for JPMorgan Balanced
Fund and JPMorgan Diversified Fund as of June 30, 2002
(unaudited)                                                                  5

Pro Forma Combined Statement of Assets and Liabilities for
JPMorgan Balanced Fund and JPMorgan Diversified Fund as of June
30, 2002 (unaudited)                                                        61

Pro Forma Combined Statement of Operations for JPMorgan Balanced
Fund and JPMorgan Diversified Fund for the twelve months ended
June 30, 2002 (unaudited)                                                   64

Notes to Pro Forma Financial Statements (unaudited)                         67

                               GENERAL INFORMATION


      The shareholders of the Merging Fund are being asked to consider and vote to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of October 25, 2002 by and among MFIT, on behalf of the Merging Fund, JPMIF, on behalf of the Surviving Fund, and J.P. Morgan Chase Bank and the transactions contemplated thereby (together with the Reorganization Plan, the "Proposal") The Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization (as defined in the Reorganization Plan).

      Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its shareholders, so that a holder of a particular class of shares in the Merging Fund will receive shares of a corresponding class of the Surviving Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

      A special meeting of shareholders of the Merging Fund to consider the Proposal will be held at the offices of JPMorgan Chase & Co., 522 Fifth Avenue, 7th floor, New York, NY, on February 13, 2003 at 9:00 a.m. (Eastern time). For further information about the Proposal, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

      The audited financial highlights, financial statements and notes thereto of each of the Merging Fund and the Surviving Fund contained in their respective Annual Reports dated December 31, 2001, are incorporated by reference into this Statement of Additional Information. The audited financial highlights, financial statements and notes thereto which appear in each of the Surviving Fund's and the Merging Fund's Annual Report, have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference.

      The unaudited financial highlights, financial statements and notes thereto of the Merging Fund and the Surviving Fund contained in their respective Semi-Annual Reports for the six month period ended June 30, 2002, are incorporated by reference into this Statement of Additional Information.

Pro forma financial Statements which reflect consummation of the Reorganization are included herein.

JPMORGAN DIVERSIFIED FUND / JPMORGAN BALANCED FUND
PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS   JUNE 30, 2002
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
LONG-TERM INVESTMENTS - 88.0%

COMMON STOCKS  (58.0%)
ADVERTISING (0.1%)
                          14                  14  Omnicom Group                                     627                  627
                                                                                  ---------- ----------           ----------
AEROSPACE  (0.9%)
                           3                   3  DRS Technologies, Inc.                            147                  147
                          37                  37  European Aeronautic Defence                       566                  566
                                                  and Space Co.
                                                  (The Netherlands)                                                        0
                           3                   3  General Dynamics Corp.                            298                  298
                          14                  14  Lockheed Martin Corp.                             973                  973
                 8        10                  18  The Boeing Co.                         369        432                  801
                           4                   4  Triumph Group, Inc.                               172                  172
                 6        50                  56  United Technologies                    380      3,422                3,802
                                                                                  ---------- ----------           ----------
                                                                                         749      6,010                6,759
                                                                                  ---------- ----------           ----------


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
AGRICULTURAL PRODUCTION/SERVICES
(0.0%)
                           5                   5  Monsanto Co.                                       93                   93
                                                                                  ---------- ----------           ----------
AIRLINES  (0.2%)
                           1                   1  AMR Corp.                                          22                   22
                         342                 342  British Airways PLC (United                       971                  971
                                                  Kingdom)
                 4        15                  19  Delta Air Lines, Inc.                   86        296                  382
                 9         4                  13  Southwest Airlines Co.                 153         63                  216
                                                                                  ---------- ----------           ----------
                                                                                         239      1,352                1,591
                                                                                  ---------- ----------           ----------
APPAREL  (0.3%)
                10        25                  35  Jones Apparel Group, Inc.              375        919                1,294
                 4        12                  16  Nike, Inc., Class B                    215        660                  875
                           9                   9  Skechers U.S.A., Inc., Class A                    191                  191
                          12                  12  Tommy Hilfiger Corp. (Hong                        176                  176
                                                  Kong)
                                                                                  ---------- ----------           ----------
                                                                                         590      1,946                2,536
                                                                                  ---------- ----------           ----------
APPLIANCES & HOUSEHOLD DURABLES  (0.0%)
                           2                   2  Furniture Brands                                   57                   57
                                                  International, Inc.
                                                                                  ---------- ----------           ----------
AUTOMOTIVE  (1.1%)
                           3                   3  American Axle & Manufacturing                      81                   81
                                                  Holdings, Inc.
                          51                  51  Delphi Corp.                                      671                  671


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          30                  30  Ford Motor Co.                                    472                  472
                 3        46                  49  General Motors Corp.                   160      2,454                2,614
                           8                   8  Harley-Davidson, Inc.                             405                  405
                          28                  28  Honda Motor Co., LTD (Japan)                    1,119                1,119
                 4        12                  16  Johnson Controls, Inc.                 355        996                1,351
                          10                  10  Lear Corp.                                        444                  444
                           6                   6  Lithia Motors, Inc., Class A                      170                  170
                           5                   5  Michelin (C.G.D.E.)                               185                  185
                           5                   5  Monaco Coach Corp.                                 99                   99
                          10                  10  National R.V. Holdings, Inc.                       97                   97
                           2                   2  Navistar International Corp.                       58                   58
                           4                   4  Oshkosh Truck Corp.                               220                  220
                           2                   2  Superior Industries                               104                  104
                                                  International, Inc.
                          38                  38  TI Automotive LTD (United                           0                    0
                                                  Kingdom)
                           9                   9  Valeo SA (France)                                 357                  357
                          18                  18  Visteon Corp.                                     261                  261
                                                                                  ---------- ----------           ----------
                                                                                         515      8,193                8,708
                                                                                  ---------- ----------           ----------
BANKING  (3.7%)
                           1                   1  Allegiant Bancorp, Inc.                            18                   18
                          13                  13  AmSouth Bancorp                                   282                  282
                         111                 111  Banco Bilbao Vizcaya                            1,254                1,254
                                                  Argentaria SA (Spain)
                           8                   8  Bank of America Corp.                             549                  549
                           8                   8  Bank of Hawaii Corp.                              217                  217


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                10        68                  78  Bank One Corp.                         394      2,624                3,018
                           5                   5  Banner Corp.                                      119                  119
                          28                  28  Barclays PLC                                      237                  237
                          26                  26  BNP Paribas (France)                            1,425                1,425
                           8                   8  City National Corp.                               437                  437
                           2                   2  Community Bank System, Inc.                        60                   60
                           4                   4  Compass Bancshares, Inc.                          148                  148
                          26                  26  Credit Suisse Group                               821                  821
                                                  (Switzerland)
                           3                   3  Cullen/Frost Bankers, Inc.                         97                   97
                         356                 356  Daiwa Bank Holdings, Inc.                         273                  273
                                                  (Japan)
                           9                   9  Doral Financial Corp. (Puerto                     290                  290
                                                  Rico)
                           1                   1  FirstMerit Corp.                                   22                   22
                          67                  67  FleetBoston Financial Corp.                     2,151                2,151
                          17                  17  GreenPoint Financial Corp.                        820                  820
                           8                   8  Hibernia Corp., Class A                           152                  152
                           6                   6  IndyMac Bancorp, Inc.                             125                  125
                           7                   7  Irwin Financial Corp.                             149                  149
                           0                   0  Mizuho Holdings, Inc. (Japan)                     317                  317
                          16                  16  National Australia Bank LTD                       318                  318
                                                  (Australia)
                           1                   1  National Commerce Financial                        16                   16
                                                  Corp.
                          19                  19  NetBank, Inc.                                     224                  224
                          11                  11  North Fork Bancorporation.,                       438                  438
                                                  Inc.
                           7                   7  Northern Trust Corp.                              304                  304
                          31                  31  PNC Financial Services Group,                   1,626                1,626
                                                  Inc.
                           3                   3  Regions Financial Corp.                           116                  116
                           4                   4  Silicon Valley Bancshares                         111                  111


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          15                  15  Societe Generale (France),                        988                  988
                                                  Class A
                           7                   7  SouthTrust Corp.                                  180                  180
                           2                   2  Southwest Bancorp of Texas,                        79                   79
                                                  Inc.
                           5                   5  Sterling Bancshares, Inc.                          74                   74
                           9                   9  SunTrust Banks, Inc.                              576                  576
                           4                   4  TCF Financial Corp.                               187                  187
                49       166                 215  U.S. Bancorp                         1,147      3,871                5,018
                          32                  32  UBS AG (Switzerland)                            1,619                1,619
                         384                 384  Uni Credito Italiano SPA                        1,739                1,739
                                                  (Italy)
                           2                   2  Union Planters Corp.                               58                   58
                           1                   1  Wachovia Corp.                                     31                   31
                          69                  69  Washington Mutual, Inc.                         2,553                2,553
                           6                   6  Waypoint Financial Corp.                          120                  120
                           6                   6  West Coast Bancorp                                 97                   97
                           5                   5  Westamerica Bancorporation                        182                  182
                           3                   3  Wintrust Financial Corp.                          110                  110
                                                                                  ---------- ----------           ----------
                                                                                       1,541     28,204               29,745
                                                                                  ---------- ----------           ----------
BIOTECHNOLOGY (0.6%)
                           1                   1  Abgenix, Inc.                                      14                   14
                14        55                  69  Amgen, Inc.                            587      2,302                2,889
                           5                   5  BioSphere Medical, Inc.                            21                   21
                           7                   7  Charles River Laboratories                        229                  229
                                                  International, Inc.
                          10                  10  CuraGen Corp.                                      57                   57


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                10        33                  43  Human Genome Sciences, Inc.            130        441                  571
                          11                  11  Immunex Corp.                                     244                  244
                           4                   4  Integra LifeSciences Holdings                      86                   86
                                                  Corp.
                           4                   4  Protein Design Labs, Inc.                          46                   46
                           4                   4  Transkaryotic Therapies, Inc.                     157                  157
                                                                                  ---------- ----------           ----------
                                                                                         717      3,597                4,314
                                                                                  ---------- ----------           ----------
BROADCASTING/CABLE  (0.4%)
                          76                  76  British Sky Broadcasting
                                                  Group PLC
                                                  (United Kingdom)                                  728                  728
                           6                   6  Cablevision Systems Corp. -
                                                  Rainbow Media
                                                  Group, Class A                                     51                   51
                14        53                  67  Charter Communications, Inc.,           57        217                  274
                                                  Class A
                           1                   1  Clear Channel Communications,                      29                   29
                                                  Inc.
                 5        63                  68  Comcast Corp., Class A                 116      1,494                1,610
                          12                  12  Cox Communications, Inc.,                         331                  331
                                                  Class A
                                                                                  ---------- ----------           ----------
                                                                                         173      2,850                3,023
                                                                                  ---------- ----------           ----------
BUSINESS SERVICES  (0.6%)
                27                            27  Accenture LTD, Class A                 506                             506
                                                  (Bermuda)
                          16                  16  Administaff, Inc.                                 164                  164
                           4                   4  Alliance Data Systems Corp.                        95                   95
                          36                  36  Automatic Data Processing,                      1,564                1,564
                                                  Inc.


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          10                  10  Brambles Industries LTD                            53                   53
                                                  (Australia)
                          65                  65  Cendant Corp.                                   1,034                1,034
                           8                   8  FreeMarkets, Inc.                                 110                  110
                         188                 188  Hays PLC (United Kingdom)                         441                  441
                           7                   7  KPMG Consulting, Inc.                             108                  108
                          10                  10  On Assignment, Inc.                               180                  180
                           9                   9  Source Information Management                      52                   52
                                                  Co.
                          10                  10  Spherion Corp.                                    115                  115
                                                                                  ---------- ----------           ----------
                                                                                         506      3,916                4,422
                                                                                  ---------- ----------           ----------
CHEMICALS  (1.1%)
                          23                  23  Air Products & Chemicals, Inc.                  1,146                1,146
                           6                   6  Cytec Industries, Inc.                            186                  186
                          13                  13  E.I. DuPont de Nemours & Co.                      555                  555
                 8        11                  19  Eastman Chemical Co.                   352        521                  873
                10        10                  20  Lyondell Chemical Co.                  151        147                  298
                          11                  11  Millennium Chemicals, Inc.                        150                  150
                         159                 159  Mitsubishi Chemical Corp.                         370                  370
                                                  (Japan)
                           2                   2  OM Group, Inc.                                    132                  132
                 4        21                  25  PPG Industries, Inc.                   260      1,275                1,535
                 4        26                  30  Praxair, Inc.                          216      1,476                1,692
                          12                  12  Reliance Industries LTD, GDR,                     142                  142
                                                  #
                          64                  64  Reliance Industries LTD, GDR,                     701                  701
                                                  # (India)
                          10                  10  Solutia, Inc.                                      71                   71
                 9         9                  18  Symyx Technologies, Inc.                          118                  118


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                 7         7                  14  The Dow Chemical Co.                   236        234                  470
                 8         8                  16  Wellman, Inc.                                     132                  132
                                                                                  ---------- ----------           ----------
                                                                                       1,215      7,356                8,571
                                                                                  ---------- ----------           ----------
COMPUTER NETWORKS  (0.8%)
                 8        18                  26  Brocade Communications                 133        315                  448
                                                  Systems, Inc.
                57       324                 381  Cisco Systems, Inc.                    798      4,523                5,321
                           0                      SafeNet, Inc.                                       3                    3
                                                                                  ---------- ----------           ----------
                                                                                         931      4,841                5,772
                                                                                  ---------- ----------           ----------
COMPUTER SOFTWARE  (2.1%)
                           3                   3  Activision, Inc.                                   94                   94
                16        22                  38  BEA Systems, Inc.                      154        205                  359
                          18                  18  Borland Software Corp.                            185                  185
                           4                   4  CACI International, Inc.,                         149                  149
                                                  Class A
                          10                  10  Citrix Systems, Inc.                               61                   61
                           1                   1  Computer Programs & Systems,                       32                   32
                                                  Inc.
                           8                   8  Electronic Data Systems Corp.                     282                  282
                           3                   3  Embarcadero Technologies,                          17                   17
                                                  Inc.
                           4                   4  ManTech International Corp.                       103                  103
                30       211                 241  Microsoft Corp.                      1,637     11,537               13,174
                           2                   2  NetIQ Corp.                                        51                   51
                         127                 127  Oracle Corp.                                    1,199                1,199
                          28                  28  Precise Software Solutions                        267                  267
                                                  LTD (Israel)


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                           6                   6  Rational Software Corp.                            52                   52
                           1                   1  SRA International, Inc.,                           38                   38
                                                  Class A
                           8                   8  Tier Technologies, Inc.,                          142                  142
                                                  Class B
                           2                   2  Veridian Corp.                                     47                   47
                           6                   6  VERITAS Software Corp.                            123                  123
                           8                   8  Witness Systems, Inc.                              62                   62
                                                                                  ---------- ----------           ----------
                                                                                       1,791     14,646               16,437
                                                                                  ---------- ----------           ----------
COMPUTERS/COMPUTER HARDWARE
(1.8%)
                14        97                 111  Dell Computer Corp.                    367      2,533                2,900
                18        22                  40  EMC Corp.                              134        164                  298
                         135                 135  Fujitsu LTD (Japan)                               942                  942
                21       172                 193  Hewlett-Packard Co.                    326      2,621                2,947
                 8        42                  50  International Business                 556      3,039                3,595
                                                  Machines Corp.
                           8                   8  Logica PLC (United Kingdom)                        24                   24
                          24                  24  Maxtor Corp.                                      110                  110
                           3                   3  Mercury Computer Systems,                          55                   55
                                                  Inc.
                17        39                  56  NCR Corp.                              582      1,349                1,931
                43       144                 187  Sun Microsystems, Inc.                 214        720                  934
                           6                   6  Synaptics, Inc.                                    42                   42
                                                                                  ---------- ----------           ----------
                                                                                       2,179     11,599               13,778
                                                                                  ---------- ----------           ----------
CONSTRUCTION  (0.2%)


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                         145                 145  ABB LTD (Switzerland)                           1,293                1,293
                           3                   3  Technip - Coflexip SA (France)                    316                  316
                                                                                  ---------- ----------           ----------
                                                                                                  1,609                1,609
                                                                                  ---------- ----------           ----------
CONSTRUCTION MATERIALS (0.2%)
                           8                   8  Elcor Corp.                                       213                  213
                           7                   7  Lafarge SA (France)                               664                  664
                          22                  22  Tostem Inax Holding Corp.                         375                  375
                                                  (Japan)
                          10                  10  Universal Forest Products,                        231                  231
                                                  Inc.
                                                                                  ---------- ----------           ----------
                                                                                                  1,483                1,483
                                                                                  ---------- ----------           ----------
CONSUMER PRODUCTS  (2.3%)
                           6                   6  Alberto-Culver Co., Class B                       299                  299
                           1                   1  Black & Decker Corp.                               43                   43
                          23                  23  British American Tobacco PLC
                                                   (United Kingdom)                                 248                  248
                           7                   7  Colgate-Palmolive Co.                             340                  340
                13        92                 105  Philip Morris Companies, Inc.          580      4,010                4,590
                13        74                  87  Procter & Gamble Co.                 1,167      6,599                7,766
                          69                  69  Reckitt Benckiser PLC (United                   1,233                1,233
                                                  Kingdom)
                15        65                  80  The Gillette Co.                       515      2,195                2,710
                           6                   6  WD-40 Co.                                         176                  176
                          12                  12  Yankee Candle Co., Inc.                           314                  314
                                                                                  ---------- ----------           ----------


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                                                                                       2,262     15,457               17,719
                                                                                  ---------- ----------           ----------
CONSUMER SERVICES  (0.0%)
                           8                   8  ITT Educational Services, Inc.                    179                  179
                                                                                  ---------- ----------           ----------
DISTRIBUTION (0.0%)
                           3                   3  Advanced Marketing Services,                       56                   56
                                                  Inc.
                         252                 252  Marubeni Corp. (Japan)                            259                  259
                                                                                  ---------- ----------           ----------
                                                                                                    315                  315
                                                                                  ---------- ----------           ----------
DIVERSIFIED (2.0%)
                56       363                 419  General Electric Co.                 1,636     10,537               12,173
                           1                   1  Hutchison Whampoa LTD (Hong                         4                    4
                                                  Kong)
                43       135                 178  Tyco International LTD                 587      1,829                2,416
                                                  (Bermuda)
                         154                 154  Wharf Holdings LTD                                363                  363
                                                                                  ---------- ----------           ----------
                                                                                       2,223     12,733               14,956
                                                                                  ---------- ----------           ----------
ELECTRONICS/ELECTRICAL EQUIPMENT (0.5%)
                          11                  11  Capstone Turbine Corp.                             19                   19
                           8                   8  Coherent, Inc.                                    224                  224
                           4                   4  InVision Technologies, Inc.                       105                  105
                          18                  18  Koninklijke Philips
                                                  Electronics NV
                                                   (The Netherlands)                                506                  506
                         203                 203  Minebea Co., LTD (Japan)                        1,193                1,193


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          65                  65  NEC Corp. (Japan)                                 452                  452
                           4                   4  OSI Systems, Inc.                                  89                   89
                           5                   5  Plexus Corp.                                       94                   94
                          16                  16  Power-One, Inc.                                   101                  101
                           7                   7  Rohm Co., LTD (Japan)                           1,015                1,015
                           3                   3  SanDisk Corp.                                      40                   40
                                                                                  ---------- ----------           ----------
                                                                                                  3,838                3,838
                                                                                  ---------- ----------           ----------
ENGINEERING SERVICES  (0.0%)
                          30                  30  Encompass Services Corp.                           17                   17
                                                                                  ---------- ----------           ----------
ENTERTAINMENT/LEISURE (0.3%)
                 9        43                  52  Carnival Corp.                         245      1,188                1,433
                           2                   2  Harrah's Entertainment, Inc.                       75                   75
                          75                  75  P & O Princess Cruises PLC                        476                  476
                                                  (United Kingdom)
                           9                   9  Penn National Gaming, Inc.                        163                  163
                          19                  19  Scientific Games Corp., Class                     154                  154
                                                  A
                          13                  13  Six Flags, Inc.                                   189                  189
                           5                   5  WMS Industries, Inc.                               57                   57
                                                                                  ---------- ----------           ----------
                                                                                         245      2,302                2,547
                                                                                  ---------- ----------           ----------
ENVIRONMENTAL SERVICES (0.4%)
                           4                   4  Stericycle, Inc.                                  144                  144


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          29                  29  Vivendi Environnement (France)                    903                  903
                           9                   9  Waste Connections, Inc.                           287                  287
                18        57                  75  Waste Management, Inc.                 481      1,482                1,963
                                                                                  ---------- ----------           ----------
                                                                                         481      2,816                3,297
                                                                                  ---------- ----------           ----------
FINANCIAL SERVICES  (5.0%)
                           9                   9  Aiful Corp. (Japan)                               593                  593
                           5                   5  Allied Capital Corp.                              104                  104
                           4                   4  American Capital Strategies                       107                  107
                                                  LTD
                           6                   6  American Express Co.                              222                  222
                           9                   9  American Home Mortgage                            109                  109
                                                  Holdings, Inc.
                           6                   6  AmeriCredit Corp.                                 165                  165
                          26                  26  Ameritrade Holding Corp.,                         118                  118
                                                  Class A
                 9        42                  51  Capital One Financial Corp.            537      2,534                3,071
                48       239                 287  Citigroup, Inc.                      1,868      9,264               11,132
                12        58                  70  Countrywide Credit                     572      2,818                3,390
                                                  Industries, Inc.
                         190                 190  Daiwa Securities Group, Inc.                    1,232                1,232
                                                  (Japan)
                54        69                 123  E*Trade Group, Inc.                    293        379                  672
                          20                  20  eSpeed, Inc., Class A                             215                  215
                13        54                  67  Fannie Mae                             980      3,960                4,940
                           4                   4  Federal Agricultural Mortgage                     118                  118
                                                  Corp., Class C
                          28                  28  Freddie Mac                                     1,683                1,683
                12        18                  30  Goldman Sachs Group, Inc.              913      1,342                2,255
                 7        34                  41  Household International, Inc.          323      1,690                2,013


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          15                  15  Medallion Financial Corp.                          80                   80
                           4                   4  MicroFinancial, Inc.                               28                   28
                          32                  32  Morgan Stanley Dean Witter &                    1,366                1,366
                                                  Co.
                           3                   3  New Century Financial Corp.                        96                   96
                          24                  24  Ocwen Financial Corp.                             134                  134
                          22                  22  Prudential PLC (United                            199                  199
                                                  Kingdom)
                           5                   5  R & G Financial Corp., Class B                    117                  117
                          71                  71  Shinhan Financial Group Co.,                    1,000                1,000
                                                  LTD (South Korea)
                 6        16                  22  Stilwell Financial, Inc.               107        286                  393
                          12                  12  T. Rowe Price Group, Inc.                         378                  378
                25       104                 129  The Charles Schwab Corp.               281      1,159                1,440
                                                                                  ---------- ----------           ----------
                                                                                       5,874     31,496               37,370
                                                                                  ---------- ----------           ----------
FOOD/BEVERAGE PRODUCTS (2.7%)
                         146                 146  Foster's Group LTD (Australia)                    387                  387
                          27                  27  Heineken Holding NV (The                          911                  911
                                                  Netherlands), Class A
                           6                   6  Heineken NV (The Netherlands)                     255                  255
                          39                  39  Interbrew (Belgium)                             1,110                1,110
                          25                  25  Kellogg Co.                                       907                  907
                          41                  41  Kraft Foods, Inc., Class A                      1,687                1,687
                          13                  13  Numico NV (The Netherlands)                       285                  285
                          19                  19  PepsiCo, Inc.                                     901                  901
                           3                   3  Robert Mondavi Corp., Class A                      91                   91
                          25                  25  Sysco Corp.                                       686                  686


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                         238                 238  Tesco PLC (United Kingdom)                        864                  864
                25       116                 141  The Coca-Cola Co.                    1,378      6,518                7,896
                           9                   9  The J.M. Smucker Co.                              294                  294
                10        33                  43  Unilever NV, N.Y. Registered           667      2,145                2,812
                                                  Shares
                                                   (The Netherlands)                                                       0
                         190                 190  Unilever PLC (United Kingdom)                   1,735                1,735
                                                                                  ---------- ----------           ----------
                                                                                       2,045     18,776               20,821
                                                                                  ---------- ----------           ----------
HEALTH CARE/HEALTH CARE SERVICES (1.5%)
                           2                   2  Accredo Health, Inc.                               98                   98
                           2                   2  Advanced Neuromodulation                           46                   46
                                                  Systems, Inc.
                           6                   6  Aetna, Inc.                                       288                  288
                           3                   3  American Healthways, Inc.                          52                   52
                          22                  22  Amersham PLC (United Kingdom)                     194                  194
                           6                   6  AMN Healthcare Services, Inc.                     221                  221
                 6        32                  38  Baxter International, Inc.             260      1,409                1,669
                14        33                  47  Becton, Dickinson & Co.                476      1,123                1,599
                           2                   2  Biomet, Inc.                                       57                   57
                           6                   6  C.R. Bard, Inc.                                   334                  334
                           5                   5  Centene Corp.                                     157                  157
                           5                   5  Conceptus, Inc.                                    79                   79
                           2                   2  CTI Molecular Imaging, Inc.                        56                   56
                           5                   5  Eclipsys Corp.                                     34                   34
                          45                  45  Guidant Corp.                                   1,366                1,366


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          24                  24  HCA, Inc.                                       1,150                1,150
                          25                  25  Hooper Holmes, Inc.                               201                  201
                          10                  10  I-STAT Corp.                                       35                   35
                           5                   5  LifePoint Hospitals, Inc.                         170                  170
                 6        11                  17  Medtronic, Inc.                        266        463                  729
                           2                   2  Odyssey Healthcare, Inc.                           88                   88
                           7                   7  Omnicare, Inc.                                    196                  196
                           2                   2  Priority Healthcare Corp.,                         52                   52
                                                  Class B
                           6                   6  St. Jude Medical, Inc.                            436                  436
                           5                   5  Stryker Corp.                                     284                  284
                           5                   5  TECHNE Corp.                                      133                  133
                 5        14                  19  Tenet Healthcare Corp.                 324      1,009                1,333
                           4                   4  Triad Hospitals, Inc.                             180                  180
                           6                   6  WellPoint Health Networks,                        436                  436
                                                  Inc.
                                                                                  ---------- ----------           ----------
                                                                                       1,326     10,347               11,673
                                                                                  ---------- ----------           ----------
HOTELS/OTHER LODGING  (0.1%)
                 5        15                  20  Marriott International, Inc.,          179        571                  750
                                                  Class A
                           6                   6  Starwood Hotels & Resorts                         194                  194
                                                  Worldwide, Inc.
                           6                   6  Station Casinos, Inc.                              99                   99
                                                                                  ---------- ----------           ----------
                                                                                         179        864                1,043
                                                                                  ---------- ----------           ----------
INSURANCE  (2.9%)


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          28                  28  Aegon NV (The Netherlands)                        580                  580
                16        21                  37  Ambac Financial Group, Inc.          1,084      1,411                2,495
                 4        51                  55  American International Group,          300      3,480                3,780
                                                  Inc.
                          74                  74  Aviva PLC (United Kingdom)                        594                  594
                          39                  39  AXA (France)                                      710                  710
                           7                   7  Chubb Corp.                                       517                  517
                12        24                  36  CIGNA Corp.                          1,139      2,328                3,467
                           5                   5  HCC Insurance Holdings, Inc.                      127                  127
                          20                  20  Lincoln National Corp.                            836                  836
                          20                  20  MBIA, Inc.                                      1,102                1,102
                          22                  22  Metlife, Inc.                                     619                  619
                          14                  14  Protective Life Corp.                             458                  458
                          18                  18  Prudential Financial, Inc.                        594                  594
                           5                   5  Scottish Annuity & Life                            86                   86
                                                  Holdings LTD (Bermuda)
                          62                  62  Skandia Forsakrings AB                            281                  281
                           5                   5  StanCorp Financial Group, Inc.                    271                  271
                          66                  66  The Allstate Corp.                              2,433                2,433
                          17                  17  Torchmark Corp.                                   638                  638
                19                            19  Travelers Property Casualty            340                             340
                                                  Corp., Class A
                          13                  13  UnumProvident Corp.                               331                  331
                           4                   4  W.R. Berkley Corp.                                231                  231
                           5                   5  XL Capital LTD, Class A                           390                  390
                                                  (Bermuda)
                           5                   5  Zurich Financial Services AG                      929                  929
                                                  (Switzerland)
                                                                                  ---------- ----------           ----------


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                                                                                       2,863     18,946               21,809
                                                                                  ---------- ----------           ----------
INTERNET SERVICES/SOFTWARE (0.2%)
                 3        10                  13  EBay, Inc.                             179        621                  800
                          13                  13  LendingTree, Inc.                                 160                  160
                          18                  18  Netegrity, Inc.                                   109                  109
                           3                   3  Netflix, Inc.                                      44                   44
                           4                   4  Overture Services, Inc.                           107                  107
                           5                   5  Plumtree Software, Inc.                            23                   23
                          12                  12  Priceline.com, Inc.                                33                   33
                          20                  20  SeeBeyond Technology Corp.                         61                   61
                                                                                  ---------- ----------           ----------
                                                                                         179      1,158                1,337
                                                                                  ---------- ----------           ----------
LEASING  (0.0%)
                           8                   8  GATX Corp.                                        236                  236
                                                                                  ---------- ----------           ----------
MACHINERY & ENGINEERING EQUIPMENT (0.5%)
                          11                  11  Applied Industrial                                214                  214
                                                  Technologies, Inc.
                          16                  16  Caterpillar, Inc.                                 773                  773
                          10                  10  Deere & Co.                                       489                  489
                          14                  14  Flowserve Corp.                                   422                  422
                           7                   7  IDEX Corp.                                        240                  240
                          23                  23  Ingersoll-Rand Co., LTD,                        1,067                1,067
                                                  Class A
                           6                   6  Regal-Beloit Corp.                                142                  142


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          12                  12  Rockwell International Corp.                      240                  240
                           3                   3  York International Corp.                          111                  111
                                                                                  ---------- ----------           ----------
                                                                                                  3,698                3,698
                                                                                  ---------- ----------           ----------
MANUFACTURING (0.5%)
                           5                   5  Actuant Corp.                                     198                  198
                           4                   4  Applied Films Corp.                                44                   44
                           3                   3  Armor Holdings, Inc.                               80                   80
                         117                 117  BBA Group PLC (United Kingdom)                    489                  489
                           4                   4  Cooper Industries LTD, Class A                    169                  169
                 6         1                   7  Danaher Corp.                          385         93                  478
                           8                   8  Eaton Corp.                                       582                  582
                 4        26                  30  Honeywell International, Inc.          146        927                1,073
                           1                   1  Illinois Tool Works, Inc.                          48                   48
                           4                   4  ITT Industries, Inc.                              275                  275
                                                                                  ---------- ----------           ----------
                                                                                         531      2,905                3,436
                                                                                  ---------- ----------           ----------
METALS/MINING (0.8%)
                          25                  25  Alcan, Inc. (Canada)                              953                  953
                 8        68                  76  Alcoa, Inc.                            259      2,237                2,496
                          61                  61  Assa Abloy AB, Class B                            865                  865
                                                  (Sweden)
                           7                   7  Inco LTD                                          154                  154
                           2                   2  Liquidmetal Technologies                           20                   20
                           9                   9  Mueller Industries, Inc.                          291                  291


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          10                  10  Pechiney SA, A Shares (France)                    479                  479
                          14                  14  Valmont Industries, Inc.                          278                  278
                         236                 236  WMC LTD (Australia)                             1,204                1,204
                                                                                  ---------- ----------           ----------
                                                                                         259      6,481                6,740
                                                                                  ---------- ----------           ----------
MULTI-MEDIA (1.6%)
                23       117                 140  AOL Time Warner, Inc.                  335      1,727                2,062
                           6                   6  Crown Media Holdings, Inc.,                        44                   44
                                                  Class A
                          11                  11  Fox Entertainment Group,                          248                  248
                                                  Inc., Class A
                 4        24                  28  Gannett Co., Inc.                      273      1,844                2,117
                28        47                  75  Gemstar-TV Guide                       150        251                  401
                                                  International, Inc.
                          10                  10  Hearst-Argyle Television,                         219                  219
                                                  Inc.
                          16                  16  Insight Communications Co.,                       193                  193
                                                  Inc.
                           7                   7  Journal Register Co.                              142                  142
                          59                  59  Liberty Media Corp., Class A                      589                  589
                          57                  57  Reuters Group PLC (United                         304                  304
                                                  Kingdom)
                15        23                  38  Tribune Co.                            639        987                1,626
                 6        56                  62  Viacom, Inc., Class B                  284      2,472                2,756
                          31                  31  Vivendi Universal SA (France)                     668                  668
                          19                  19  Wolters Kluwer NV (The                            360                  360
                                                  Netherlands)
                                                                                  ---------- ----------           ----------
                                                                                       1,681     10,048               11,729
                                                                                  ---------- ----------           ----------
OFFICE/BUSINESS EQUIPMENT (0.2%)


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          10                  10  Global Imaging Systems, Inc.                      196                  196
                           8                   8  Herman Miller, Inc.                               155                  155
                          52                  52  Ricoh Co., LTD (Japan)                            900                  900
                                                                                  ---------- ----------           ----------
                                                                                                  1,251                1,251
                                                                                  ---------- ----------           ----------
OIL & GAS  (4.3%)
                 4        19                  23  Anadarko Petroleum Corp.               205        932                1,137
                          15                  15  Atmos Energy Corp.                                349                  349
                 8        26                  34  Baker Hughes, Inc.                     250        849                1,099
                          75                  75  BG Group PLC (United Kingdom)                     326                  326
                          41                  41  Chesapeake Energy Corp.                           292                  292
                11        70                  81  ChevronTexaco Corp.                    960      6,168                7,128
                         826                 826  CNOOC LTD (Hong Kong)                           1,107                1,107
                 6        22                  28  Conoco, Inc.                           154        606                  760
                 5        19                  24  Cooper Cameron Corp.                   230        910                1,140
                 5        21                  26  Devon Energy Corp.                     251      1,050                1,301
                          23                  23  Diamond Offshore Drilling,                        641                  641
                                                  Inc.
                           2                   2  Energen Corp.                                      67                   67
                32       243                 275  Exxon Mobil Corp.                    1,312      9,960               11,272
                          17                  17  Global Industries LTD                             116                  116
                           7                   7  Gulf Island Fabrication, Inc.                     129                  129
                           4                   4  Hanover Compressor Co.                             60                   60
                           7                   7  Lone Star Technologies                            154                  154
                          16                  16  LUKOIL, ADR (Russia)                            1,043                1,043
                           7                   7  Premcor, Inc.                                     170                  170


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          10                  10  Repsol YPF SA (Spain)                             112                  112
                           8                   8  Royal Dutch Petroleum Co.,
                                                  N.Y. Registered
                                                   Shares (The Netherlands)                         437                  437
                         156                 156  Santos LTD (Australia)                            565                  565
                          62                  62  Shell Transport & Trading
                                                  Co., PLC
                                                   (United Kingdom)                                 465                  465
                          10                  10  Spinnaker Exploration Co.                         361                  361
                           4                   4  Stone Energy Corp.                                175                  175
                          13                  13  TotalFinaElf SA (France)                        2,147                2,147
                           5                   5  Transocean Sedco Forex, Inc.                      153                  153
                 4         1                   5  Valero Energy Corp.                    135         41                  176
                           4                   4  W-H Energy Services, Inc.                          79                   79
                           1                   1  Westport Resources Corp.                           20                   20
                           3                   3  Willbros Group, Inc. (Panama)                      49                   49
                                                                                  ---------- ----------           ----------
                                                                                       3,497     29,533               33,030
                                                                                  ---------- ----------           ----------
PACKAGING  (0.1%)
                          59                  59  Crown Cork & Seal Co., Inc.                       407                  407
                                                                                  ---------- ----------           ----------
PAPER/FOREST PRODUCTS (0.3%)
                           8                   8  Aracruz Celulose SA, ADR                          157                  157
                                                  (Brazil)
                           5                   5  Bowater, Inc.                          256                             256
                          18                  18  Buckeye Technologies, Inc.                        172                  172
                          18                  18  Caraustar Industries, Inc.                        220                  220


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                           4                   4  Domtar, Inc. (Canada)                              42                   42
                          16                  16  Georgia-Pacific Corp.                             401                  401
                          35                  35  Stora Enso OYJ, R Shares                          487                  487
                                                  (Finland)
                 3         3                   6  Temple-Inland, Inc.                    150        168                  318
                 2                             2  Weyerhaeuser Co.                       140                             140
                                                                                  ---------- ----------           ----------
                                                                                         546      1,647                2,193
                                                                                  ---------- ----------           ----------
PHARMACEUTICALS  (5.1%)
                 9        50                  59  Abbott Laboratories                    328      1,875                2,203
                           7                   7  Amylin Pharmaceuticals, Inc.                       79                   79
                           5                   5  AtheroGenics, Inc.                                 39                   39
                           0                   0  BioMarin Pharmaceuticals,                           2                    2
                                                  Inc.
                          15                  15  Cardinal Health, Inc.                             890                  890
                          44                  44  Chugai Pharmaceutical Co.,                        526                  526
                                                  LTD (Japan)
                13        52                  65  Eli Lilly & Co.                        746      2,955                3,701
                           6                   6  First Horizon Pharmaceutical                      134                  134
                                                  Corp.
                          24                  24  Forest Laboratories, Inc.                       1,699                1,699
                          15                  15  GlaxoSmithKline PLC (United                       328                  328
                                                  Kingdom)
                          10                  10  Isis Pharmaceuticals, Inc.                         95                   95
                12        89                 101  Johnson & Johnson                      645      4,656                5,301
                           5                   5  La Jolla Pharmaceutical Co.                        30                   30
                           2                   2  La Jolla Pharmaceutical Co.                        11                   11
                                                  (Restricted)
                          11                  11  Ligand Pharmaceuticals, Inc.,                     163                  163
                                                  Class B
                           4                   4  McKesson Corp.                                    141                  141
                 8        42                  50  MedImmune, Inc.                        223      1,101                1,324


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          24                  24  Merck & Co., Inc.                               1,205                1,205
                         101                 101  Mitsubishi Pharma Corp.                         1,031                1,031
                                                  (Japan)
                          10                  10  Neurocrine Biosciences, Inc.                      277                  277
                          54                  54  Novartis AG (Switzerland)                       2,388                2,388
                28       181                 209  Pfizer, Inc.                           975      6,345                7,320
                13        50                  63  Pharmacia Corp.                        485      1,854                2,339
                          11                  11  Ranbaxy Laboratories LTD, GDR                     204                  204
                                                  (India)
                           3                   3  Roche Holding AG                                  219                  219
                           9                   9  Sanofi-Synthelabo SA (France)                     534                  534
                          10                  10  Schering-Plough Corp.                  235                             235
                           5                   5  Scios, Inc.                                       142                  142
                           5                   5  Taro Pharmaceutical                               128                  128
                                                  Industries LTD (Israel)
                           3                   3  Trimeris, Inc.                                    130                  130
                          15                  15  Vertex Pharmaceuticals, Inc.                      243                  243
                13        99                 112  Wyeth                                  657      5,064                5,721
                                                                                  ---------- ----------           ----------
                                                                                       4,294     34,488               38,782
                                                                                  ---------- ----------           ----------
PHOTOGRAPHIC EQUIPMENT (0.0%)
                          11                  11  Concord Camera Corp.                               54                   54
                                               0
                                                                                  ---------- ----------           ----------
PIPELINES  (0.2%)                              0
                14        77                  91  Dynegy, Inc., Class A                   98        556                  654
                 3        35                  38  El Paso Corp.                           53        725                  778
                                                                                  ---------- ----------           ----------


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                                                                                         151      1,281                1,432
                                                                                  ---------- ----------           ----------
PRINTING & PUBLISHING (0.0%)
                           3                   3  Information Holdings, Inc.                         78                   78
                                                                                  ---------- ----------           ----------
REAL ESTATE (0.0%)
                          52                  52  Sun Hung Kai Properties LTD                       395                  395
                                                  (Hong Kong)
                                                                                  ---------- ----------           ----------
REAL ESTATE INVESTMENT
TRUST  (0.5%)
                           9                   9  America First Mortgage                             91                   91
                                                  Investments, Inc.
                           4                   4  Annaly Mortgage Management,                        87                   87
                                                  Inc.
                           5                   5  Anworth Mortgage Asset Corp.                       70                   70
                           4                   4  Archstone-Smith Trust                              96                   96
                           5                   5  CarrAmerica Realty Corp.                          157                  157
                           5                   5  Centerpoint Properties Corp.                      284                  284
                           2                   2  Chelsea Property Group, Inc.                       65                   65
                          11                  11  Cousins Properties, Inc.                          269                  269
                           3                   3  Developers Diversified Realty                      63                   63
                                                  Corp.
                           9                   9  Equity Office Properties Trust                    283                  283
                           4                   4  FBR Asset Investment Corp.                        149                  149
                          10                  10  General Growth Properties,                        508                  508
                                                  Inc.
                           3                   3  Highwoods Properties, Inc.                         88                   88
                           1                   1  Home Properties of New York,                       54                   54
                                                  Inc.
                           8                   8  Mission West Properties, Inc.                      92                   92
                           2                   2  Post Properties, Inc.                              74                   74


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          12                  12  Prentiss Properties Trust                         375                  375
                 7         6                  13  ProLogis Trust                         192        148                  340
                          13                  13  United Dominion Realty Trust,                     210                  210
                                                  Inc.
                           7                   7  Ventas, Inc.                                       88                   88
                           7                   7  Weingarten Realty Investors                       236                  236
                                                                                  ---------- ----------           ----------
                                                                                         192      3,487                3,679
                                                                                  ---------- ----------           ----------
RESTAURANTS/FOOD SERVICES (0.4%)
                          11                  11  AFC Enterprises, Inc.                             335                  335
                           5                   5  CEC Entertainment, Inc.                           194                  194
                 7        42                  49  McDonald's Corp.                       189      1,192                1,381
                          30                  30  Yum! Brands, Inc.                                 878                  878
                                                                                  ---------- ----------           ----------
                                                                                         189      2,599                2,788
                                                                                  ---------- ----------           ----------
RETAILING  (3.9%)
                          14                  14  1-800-FLOWERS.COM, Inc.                           157                  157
                 8        30                  38  Abercrombie & Fitch Co.,               186        733                  919
                                                  Class A
                          21                  21  Albertson's, Inc.                                 652                  652
                          14                  14  Alloy, Inc.                                       205                  205
                 8        20                  28  Bed Bath & Beyond, Inc.                306        755                1,061
                           1                   1  Best Buy Co., Inc.                                 51                   51
                           7                   7  Big 5 Sporting Goods Corp.                        106                  106
                          45                  45  Compagnie Financiere                            1,032                1,032
                                                  Richemont AG


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                                               0   (Switzerland), Class A
                10                            10  Costco Wholesale Corp.                 367                             367
                          18                  18  CVS Corp.                                         539                  539
                         180                 180  Dixons Group PLC (United                          526                  526
                                                  Kingdom)
                           7                   7  Duane Reade, Inc.                                 231                  231
                          30                  30  Fast Retailing Co., LTD                           640                  640
                                                  (Japan)
                 7        33                  40  Federated Department Stores,           258      1,318                1,576
                                                  Inc.
                           8                   8  GameStop Corp.                                    162                  162
                           4                   4  Genesco, Inc.                                      85                   85
                24       112                 136  Home Depot, Inc.                       881      4,121                5,002
                           4                   4  HOT Topic, Inc.                                   112                  112
                 4        26                  30  Kohl's Corp.                           266      1,787                2,053
                           7                   7  Linens 'N Things, Inc.                            217                  217
                          28                  28  Lowe's Companies, Inc.                          1,280                1,280
                          36                  36  Matalan PLC (United Kingdom)                      171                  171
                          15                  15  Pier 1 Imports, Inc.                              311                  311
                           2                   2  Safeway, Inc.                                      58                   58
                          10                  10  School Specialty, Inc.                            261                  261
                           2                   2  Sears, Roebuck & Co.                              119                  119
                10        54                  64  Target Corp.                           386      2,042                2,428
                          11                  11  The May Department Stores Co.                     356                  356
                16        79                  95  The TJX Companies, Inc.                310      1,539                1,849
                           3                   3  Too, Inc.                                          95                   95
                           3                   3  Ultimate Electronics, Inc.                         70                   70
                16       113                 129  Wal-Mart Stores, Inc.                  879      6,239                7,118
                           7                   7  Walgreen Co.                                      251                  251


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                                                                                  ---------- ----------           ----------
                                                                                       3,839     26,221               30,060
                                                                                  ---------- ----------           ----------
SEMI-CONDUCTORS  (1.7%)
                          37                  37  Altera Corp.                                      502                  502
                           5                   5  ANADIGICS, Inc.                                    37                   37
                           5                   5  Analog Devices, Inc.                              134                  134
                 6        61                  67  Applied Materials, Inc.                122      1,153                1,275
                           8                   8  Applied Micro Circuits Corp.                       40                   40
                           7                   7  Asyst Technologies, Inc.                          139                  139
                           5                   5  ATMI, Inc.                                        121                  121
                          10                  10  August Technology Corp.                            95                   95
                10         7                  17  Broadcom Corp., Class A                168        126                  294
                           3                   3  Brooks-PRI Automation, Inc.                        74                   74
                           9                   9  Exar Corp.                                        170                  170
                           8                   8  Hifn, Inc.                                         48                   48
                44       240                 284  Intel Corp.                            796      4,378                5,174
                          11                  11  Kopin Corp.                                        74                   74
                10        19                  29  Lattice Semiconductor Corp.             89        162                  251
                 7        19                  26  Linear Technology Corp.                220        591                  811
                          13                  13  LSI Logic Corp.                                   114                  114
                           2                   2  LTX Corp.                                          25                   25
                           9                   9  Maxim Integrated Products,                        345                  345
                                                  Inc.
                           6                   6  Monolithic System Technology,                      69                   69
                                                  Inc.
                           3                   3  Oak Technology, Inc.                               13                   13
                           5                   5  Photronics, Inc.                                   89                   89


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                15        27                  42  PMC - Sierra, Inc.                     142        252                  394
                          19                  19  Stratos Lightwave, Inc.                            30                   30
                           1                   1  Teradyne, Inc.                                     12                   12
                          66                  66  Texas Instruments, Inc.                         1,562                1,562
                 7        26                  33  Xilinx, Inc.                           159        585                  744
                                                                                  ---------- ----------           ----------
                                                                                       1,696     10,940               12,636
                                                                                  ---------- ----------           ----------
SHIPPING/TRANSPORTATION (0.2%)
                          19                  19  Burlington Northern Santa Fe                      566                  566
                                                  Corp.
                           8                   8  CSX Corp.                                         273                  273
                           8                   8  FedEx Corp.                                       401                  401
                           4                   4  Norfolk Southern Corp.                            101                  101
                           5                   5  Union Pacific Corp.                               329                  329
                                                                                  ---------- ----------           ----------
                                                                                                  1,670                1,670
                                                                                  ---------- ----------           ----------
STEEL  (0.3%)
                          13                  13  Acerinox SA (Spain)                               554                  554
                         677                 677  Corus Group PLC (United                           867                  867
                                                  Kingdom)
                         532                 532  Kawasaki Steel Corp. (Japan)                      692                  692
                           8                   8  Reliance Steel & Aluminum Co.                     258                  258
                           7                   7  United States Steel Corp.                         143                  143
                                                                                  ---------- ----------           ----------
                                                                                                  2,514                2,514
                                                                                  ---------- ----------           ----------


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
TELECOMMUNICATIONS  (2.8%)
                22        29                  51  American Tower Corp., Class A           74        101                  175
                         104                 104  AT&T Corp.                                      1,111                1,111
                54       120                 174  AT&T Wireless Services, Inc.           317        702                1,019
                          69                  69  BellSouth Corp.                                 2,167                2,167
                           8                   8  Boston Communications Group                        65                   65
                         141                 141  China Mobile LTD                                  418                  418
                          47                  47  Compania Anonima Nacional
                                                  Telefonos de
                                               0    Venezuela (CANTV), ADR                          673                  673
                           6                   6  Crown Castle International                         23                   23
                                                  Corp.
                           3                   3  IDT Corp.                                          46                   46
                          14                  14  ITXC Corp.                                         71                   71
                           0                   0  KDDI Corp. (Japan)                                954                  954
                          20                  20  KT Corp., ADR                                     442                  442
                          77                  77  Nokia OYJ (Finland)                             1,125                1,125
                         251                 251  Royal KPN NV (The                               1,174                1,174
                                                  Netherlands)
                 8        78                  86  SBC Communications, Inc.               235      2,388                2,623
                          11                  11  Sprint Corp. - FON Group                          115                  115
                59       136                 195  Sprint Corp. - PCS Group               263        606                  869
                          90                  90  Telefonica SA (Spain)                             754                  754
                19       129                 148  Verizon Communications, Inc.           773      5,174                5,947
                       1,465               1,465  Vodafone Group PLC (United                      2,009                2,009
                                                  Kingdom)
                                                                                  ---------- ----------           ----------
                                                                                       1,662     20,118               21,780
                                                                                  ---------- ----------           ----------


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
TELECOMMUNICATIONS EQUIPMENT  (0.3%)
                          11                  11  Advanced Fibre                                    185                  185
                                                  Communications, Inc.
                           8                   8  C-COR.net Corp.                                    56                   56
                           2                   2  Corning, Inc.                                       6                    6
                           8                   8  Ectel LTD (Israel)                                 92                   92
                           8                   8  Harmonic, Inc.                                     29                   29
                19        98                 117  Motorola, Inc.                         269      1,417                1,686
                80        48                 128  Nortel Networks Corp.                  116         69                  185
                                                  (Canada)
                 4         7                  11  QUALCOMM, Inc.                         115        187                  302
                          11                  11  Remec, Inc.                                        61                   61
                           1                   1  Spirent PLC (United Kingdom)                        1                    1
                                                                                  ---------- ----------           ----------
                                                                                         500      2,103                2,603
                                                                                  ---------- ----------           ----------
TEXTILES  (0.0%)
                           5                   5  Mohawk Industries, Inc.                           278                  278
                                                                                  ---------- ----------           ----------
TOYS & GAMES (0.2%)
                          24                  24  Hasbro, Inc.                                      327                  327
                          10                  10  JAKKS Pacific, Inc.                               176                  176
                11        44                  55  Mattel, Inc.                           241        919                1,160
                                                                                  ---------- ----------           ----------
                                                                                         241      1,422                1,663
                                                                                  ---------- ----------           ----------
TRANSPORTATION (0.2%)


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                           9                   9  Arkansas Best Corp.                               228                  228
                          47                  47  Exel PLC (United Kingdom)                         604                  604
                          19                  19  TPG NV (The Netherlands)                          423                  423
                           5                   5  Werner Enterprises, Inc.                           97                   97
                                                                                  ---------- ----------           ----------
                                                                                                  1,352                1,352
                                                                                  ---------- ----------           ----------
UTILITIES  (1.8%)
                           8                   8  ALLETE, Inc.                                      215                  215
                          11                  11  Cleco Corp.                                       243                  243
                           1                   1  CMS Energy Corp.                                   14                   14
                          19                  19  Constellation Energy Group,                       549                  549
                                                  Inc.
                          20                  20  Dominion Resources, Inc.                        1,324                1,324
                11        21                  32  DTE Energy Co.                         489        937                1,426
                          33                  33  Entergy Corp.                                   1,407                1,407
                           1                   1  FirstEnergy Corp.                                  33                   33
                         146                 146  Hong Kong Electric Holdings                       544                  544
                                                  (Hong Kong)
                          82                  82  Iberdrola SA (Spain)                            1,189                1,189
                42        71                 113  PG&E Corp.                             744      1,268                2,012
                13        11                  24  Pinnacle West Capital Corp.            514        427                  941
                           9                   9  Potomac Electric Power Co.                        198                  198
                          22                  22  Progress Energy, Inc.                           1,160                1,160
                          24                  24  Reliant Energy, Inc.                              406                  406
                          97                  97  Scottish Power PLC (United                        520                  520
                                                  Kingdom)
                          41                  41  Sierra Pacific Resources                          318                  318


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          11                  11  Wisconsin Energy Corp.                            273                  273
                          31                  31  XCEL Energy, Inc.                                 513                  513
                                                                                  ---------- ----------           ----------
                                                                                       1,747     11,538               13,285
                                                                                  ---------- ----------           ----------
WHOLESALING (0.1%)
                          11                  11  W.W. Grainger, Inc.                               551                  551
--------------------------------------------------------------------------------  ---------- ----------           ----------
Total Common Stocks (Cost                                                             49,848    394,918              444,766
$416,429)
--------------------------------------------------------------------------------  ---------- ----------           ----------

CORPORATE NOTES & BONDS (8.1%)
ADVERTISING (0.0%)
                         195                 195  Lamar Advertising Co., 8.63%,                     201                  201
                                                  09/15/07
                                                                                  ---------- ----------           ----------
AEROSPACE  (0.1%)
                         210                 210  BE Aerospace, Inc., Ser. B,                       196                  196
                                                  8.88%, 05/01/11
                20        90                 110  Northrop Grumman Corp.,                 22         97                  119
                                                  7.75%, 02/15/31
                35       195                 230  Raytheon Co., 6.55%, 3/15/2010          36        200                  236
                65                            65  United Technologies Corp.,              66                              66
                                                  6.10%, 05/15/12
                                                                                  ---------- ----------           ----------
                                                                                         124        493                  617


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                                                                                  ---------- ----------           ----------
AIRLINES  (0.3%)
                       2,168               2,168  US Airways, Inc., Ser.                          2,168                2,168
                                                  2001-1, 7.08%, 03/20/21
                                                                                  ---------- ----------           ----------
APPAREL  (0.0%)
                         140                 140  Levi Strauss & Co., 11.63%,                       133                  133
                                                  01/15/08
                                                                                  ---------- ----------           ----------
AUTOMOTIVE  (0.6%)
                                                  DaimlerChrysler NA Holding
                                                  Corp.,
                         535                 535    7.75%, 01/18/11                                 576                  576
                45                            45    8.50%, 01/18/31                       50                              50
                                                  Ford Motor Credit Co.,                                                   0
                10                            10    5.80%, 01/12/09                        9                               9
               150     1,735               1,885    7.88%, 06/15/10                      156      1,803                1,959
               220       365                 585    7.38%, 02/01/11                      222        369                  591
                                                  General Motors Acceptance                                                0
                                                  Corp.,
                                                    5.85%, 01/14/09                                                        0
               210     1,130               1,340    7.25%, 03/02/11                      215      1,156                1,371
                          60                  60    6.88%, 09/15/11                                  59                   59
                                                                                  ---------- ----------           ----------
                                                                                         652      3,963                4,615
                                                                                  ---------- ----------           ----------
BANKING  (1.4%)
                70       520                 590  Abbey National Capital Trust            81        600                  681
                                                  I, FRN, 8.96%, 12/31/49
               240     1,270               1,510  Bank of America Corp., 7.40%,          261      1,390                1,651
                                                  01/15/11


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                60       365                 425  Bank One Corp., 7.88%,                  67        410                  477
                                                  8/1/2010
               120       675                 795  Barclays Bank PLC (United              138        776                  914
                                                  Kingdom), FRN, #,8.55%,
                                                  12/31/49
                                                  BB&T Corp., 6.50% 08/01/11                                               0
                         575                 575  BNP Paribas Capital Trust,                        668                  668
                                                  FRN, #, 9.00%, 12/31/49
                         335                 335  Dresdner Funding Trust I, #,                      363                  363
                                                  8.15%, 06/30/31
               145       765                 910  First Union National Bank,             163        857                1,020
                                                  7.80%, 08/18/10
                50       385                 435  National Australia Bank LTD             59        453                  512
                                                  (Australia) (Yankee), Ser. A,
                                                  8.60%, 05/19/10
                40                            40  National City Bank, 6.20%,              40                              40
                                                  12/15/11
                       1,095               1,095  Regions Financial Corp.,                        1,167                1,167
                                                  7.00%, 03/01/11
                                                  Royal Bank of Scotland Group
                                                  PLC (United Kingdom),
               130       275                 405  FRN, 7.65%, 12/31/49                   136        287                  423
                       1,000               1,000  7.82%, 12/31/49                                 1,086                1,086
                35       175                 210  Standard Chartered Bank                 36        178                  214
                                                  (United Kingdom), #, 8.00%,
                                                  5/30/31
                95       475                 570  SunTrust Banks, Inc., 6.38%,            99        493                  592
                                                  04/01/11
                50       290                 340  U.S. Bank N.A., 6.38%,                  52        301                  353
                                                  8/1/2011
                60                            60  Wells Fargo Bank N.A., 6.45%,           63                              63
                                                  02/01/11
                                                                                  ---------- ----------           ----------
                                                                                       1,195      9,029               10,224
                                                                                  ---------- ----------           ----------
BROADCASTING/CABLE  (0.2%)


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                         195                 195  British Sky Broadcasting PLC
                                                  (United Kingdom)
                                                    (Yankee), 8.20%, 07/15/09                       192                  192
                                                  Charter Communications                                                   0
                                                  Holdings LLC/Charter
                                                  Communications Holdings                                                  0
                                                  Capital Corp.,
                         240                 240    8.25%, 04/01/07                                 161                  161
                         120                 120    11.13%, 01/15/11                                 83                   83
                15       110                 125  Clear Channel Communications,                                            0
                                                  Inc.,
                                                    7.65%, 09/15/10                       15        108                  123
                         195                 195  Comcast Cable Communications,                                            0
                                                  Inc.,
                                                  7.13%, 06/15/13                                   173                  173
                                                  Cox Communications, Inc.,                                                0
                60                            60    6.75%, 03/15/11                       53                              53
                         345                 345    7.75%, 11/01/10                                 329                  329
                         220                 220  Mediacom LLC/Mediacom Capital                                            0
                                                  Corp., 9.50%,
                                                  1/15/13                                           183                  183
                                                                                  ---------- ----------           ----------
                                                                                          68      1,229                1,297
                                                                                  ---------- ----------           ----------
BUSINESS SERVICES  (0.0%)
                         195                 195  Iron Mountain, Inc., 8.63%,                       200                  200
                                                  04/01/13
                                                                                  ---------- ----------           ----------
CHEMICALS  (0.1%)
                         195                 195  Huntsman International LLC,                       195                  195
                                                  #, 9.88%, 03/01/09


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                         205                 205  Lyondell Chemical Co.,                            203                  203
                                                  11.13%, 07/15/12
                                                                                  ---------- ----------           ----------
                                                                                                    398                  398
                                                                                  ---------- ----------           ----------
CONSTRUCTION (0.1%)
                         200                 200  Beazer Homes USA, Inc., #,                        201                  201
                                                  8.38%, 04/15/12
                         265                 265  D.R. Horton, Inc., 9.75%,                         274                  274
                                                  9/15/2010
                                                                                  ---------- ----------           ----------
                                                                                                    475                  475
                                                                                  ---------- ----------           ----------
CONSUMER PRODUCTS  (0.0%)
                         255                 255  Playtex Products, Inc.,                           270                  270
                                                  9.38%, 06/01/11
                                                                                  ---------- ----------           ----------
CONSUMER SERVICES  (0.0%)
                         325                 325  United Rentals North America,
                                                  Inc., Ser. B,
                                                  10.75%, 04/15/08                                  346                  346
                                                                                  ---------- ----------           ----------
DIVERSIFIED (0.2%)
               190     1,075               1,265  General Electric Capital
                                                  Corp., Ser. A, MTN,
                                                   5.88%, 2/15/12                        190      1,076                1,266
                                                                                  ---------- ----------           ----------
ENTERTAINMENT/LEISURE (0.0%)
                         210                 210  Six Flags, Inc., SUB, 0.00%,                      202                  202
                                                  04/01/08
                                                                                  ---------- ----------           ----------


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
ENVIRONMENTAL SERVICES (0.0%)
                         195                 195  Allied Waste North America,
                                                  Ser. B, 10.00%,
                                                    8/1/09                                          192                  192
                                                                                  ---------- ----------           ----------
FINANCIAL SERVICES  (1.6%)
                15                            15  Ahold Finance USA, Inc.,                14                              14
                                                  6.88%, 05/01/29
                                                  CIT Group, Inc.,
               225                           225    6.50%, 2/7/2006                      218                             218
                         675                 675    7.75%, 4/2/2012                                 668                  668
                                                  Citigroup, Inc.
                                                    5.00%, 03/06/07
               300                           300    7.00%, 12/01/25                      307                             307
               130     1,440               1,570    7.25%, 10/01/10                      141      1,563                1,704
                                                  Credit Suisse First Boston
                                                  USA, Inc.,
                20        30                  50    6.13%, 11/15/11                       20         29                   49
                50       245                 295    6.50%, 01/15/12                       51        248                  299
                65       280                 345  Goldman Sachs Group, Inc.,              66        285                  351
                                                  6.60%, 01/15/12
                                                  Household Finance Corp.,
                                                    5.75%, 01/30/07
               120       270                 390    6.75%, 05/15/11                      120        270                  390
                95       245                 340    7.00%, 05/15/12                       94        243                  337
                         625                 625    8.00%, 07/15/10                                 667                  667
                                                  HSBC Capital Funding LP
                                                  (Channel Islands)


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                         645                 645    9.55%, 12/29/49                                 759                  759
                         315                 315    10.18%, 12/29/49                                403                  403
               120       690                 810  ING Capital Funding Trust              134        771                  905
                                                  III, 8.44%, 12/31/49
                         750                 750  McKesson Financial of Canada
                                                  (Canada), #,
                                                    6.55%, 11/01/02                                 753                  753
                                                  Morgan Stanley Dean Witter &
                                                  Co.,
               170                           170    5.80%, 04/01/07                      175                             175
                10                            10    6.75%, 04/15/11                       10                              10
                         415                 415  Pemex Project Funding Master
                                                  Trust, 8.50%,
                                                    2/15/08                                         431                  431
                                                  Targeted Return Index
                                                  (TRAINS),
                96       495                 591  Ser. 2002-5, FRN, #, 6.00%,             99        508                  607
                                                  01/25/07
               196       990               1,186  Ser. 2002-10, FRN, #, 6.86%,           206      1,040                1,246
                                                  01/15/12
               115       915               1,030  UBS Preferred Funding Trust
                                                  I, FRN, 8.62%,
                                                    12/31/1949                           132      1,048                1,180
                80       395                 475  Washington Mutual Bank FA,              84        414                  498
                                                  6.88%, 06/15/11
                                                                                  ---------- ----------           ----------
                                                                                       1,871     10,100               11,971
                                                                                  ---------- ----------           ----------
FOOD/BEVERAGE PRODUCTS (0.1%)
                30       195                 225  ConAgra Foods, Inc., 6.75%,             32        205                  237
                                                  09/15/11


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                         260                 260  Del Monte Corp., Ser. B,                          273                  273
                                                  9.25%, 05/15/11
                         250                 250  Fleming Companies, Inc., Ser.                     245                  245
                                                  D, 10.63%,
                                                    07/31/07
                35       205                 240  Kraft Foods, Inc., 6.25%,               36        210                  246
                                                  6/1/12
                                                                                  ---------- ----------           ----------
                                                                                          68        933                1,001
                                                                                  ---------- ----------           ----------
HEALTH CARE/HEALTH CARE SERVICES (0.1%)
                         190                 190  Alliance Imaging, Inc.,                           204                  204
                                                  10.38%, 04/15/11
                45       255                 300  Tenet Healthcare Corp.,                 45        256                  301
                                                  6.38%, 12/01/11
                                                                                  ---------- ----------           ----------
                                                                                          45        460                  505
                                                                                  ---------- ----------           ----------
HOTELS/OTHER LODGING  (0.1%)
                         160                 160  Mandalay Resort Group, Ser.                       171                  171
                                                  B, 10.25%, 08/01/07
                         510                 510  MGM Mirage, Inc., 8.38%,                          521                  521
                                                  2/1/2011
                         205                 205  Starwood Hotels & Resorts
                                                  Worldwide, Inc.,
                                                  7.88%, 5/1/2012                                   203                  203
                                                                                  ---------- ----------           ----------
                                                                                                    895                  895
                                                                                  ---------- ----------           ----------
INSURANCE  (0.1%)
                35       185                 220  AXA (France), 8.60%, 12/15/30           40        213                  253
                75       390                 465  Metlife, Inc., 6.13%, 12/1/11           77        398                  475


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                                                  Nationwide Financial
                                                  Services, Inc.,
                20       110                 130    6.25%, 11/15/11                       20        111                  131
                35        75                 110    5.90%, 07/01/12                       35         75                  110
                                                                                  ---------- ----------           ----------
                                                                                         172        797                  969
                                                                                  ---------- ----------           ----------
MANUFACTURING (0.0%)
                75                            75  Honeywell International,                76                              76
                                                  Inc., 6.13%, 11/01/11
                                                                                  ---------- ----------           ----------
METALS/MINING (0.0%)
                75                            75  Alcoa, Inc., 6.00%, 1/15/2012           77                              77
                                                                                  ---------- ----------           ----------
MULTI-MEDIA (0.2%)
                                                  AOL Time Warner, Inc.,
               140                           140    6.88%, 05/01/12                      129                             129
                         815                 815    7.63%, 04/15/31                                 713                  713
                                                  Echostar DBS Corp.,
                          90                  90    #, 9.13%, 01/15/09                               80                   80
                         110                 110    9.38%, 02/01/09                                 100                  100
                         475                 475  News America Holdings, 7.75%,                     434                  434
                                                  12/01/45
                                                                                  ---------- ----------           ----------
                                                                                         129      1,327                1,456
                                                                                  ---------- ----------           ----------
OIL & GAS  (0.5%)
                20        95                 115  Alberta Energy Co., LTD
                                                  (Canada) (Yankee),


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                                                    7.38%, 11/1/31                        21        101                  122
                                                  Amerada Hess Corp.,
                                                    7.30%, 08/15/31
                         315                 315    7.88%, 10/01/29                                 343                  343
                                                  Anadarko Finance Co.,
                         225                 225    Ser. B, 6.75%, 05/01/11                         235                  235
                55                            55    Ser. B, 7.50%, 05/01/31               59                              59
                         470                 470  Anadarko Petroleum Corp.,                         471                  471
                                                  6.13%, 03/15/12
                         210                 210  Chesapeake Energy Corp.,                          205                  205
                                                  8.13%, 04/01/11
                55       325                 380  Conoco Funding Co., 7.25%,              59        346                  405
                                                  10/15/31
                20       130                 150  Devon Financing Corp. ULC,              21        139                  160
                                                  7.88%, 09/30/31
                         440                 440  Lasmo USA, Inc., 7.30%,                           480                  480
                                                  11/15/2027
                60       320                 380  Occidental Petroleum Corp.,             63        337                  400
                                                  6.75%, 01/15/12
                                                  Tosco Corp., 8.13%, 02/15/30
                55       455                 510  Transocean, Inc., 6.63%,                57        468                  525
                                                  4/15/2011
                65       355                 420  Valero Energy Corp., 6.88%,             66        365                  431
                                                  04/15/12
                                                                                  ---------- ----------           ----------
                                                                                         346      3,490                3,836
                                                                                  ---------- ----------           ----------
PACKAGING  (0.0%)
                         205                 205  Owens-Brockway Glass
                                                  Container Corp.,
                                                  8.88%, 2/15/09                                    206                  206


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                                                                                  ---------- ----------           ----------
PAPER/FOREST PRODUCTS (0.1%)
                60       325                 385  International Paper Co.,                62        335                  397
                                                  6.75%, 09/01/11
                30       160                 190  MeadWestvaco Corp., 6.85%,              31        166                  197
                                                  04/01/12
                10        40                  50  Westvaco Corp., 8.20%, 1/15/30          11         45                   56
                65       335                 400  Weyerhaeuser Co., 6.75%,                67        344                  411
                                                  03/15/12
                                                                                  ---------- ----------           ----------
                                                                                         171        890                1,061
                                                                                  ---------- ----------           ----------
PIPELINES  (0.2%)
                         365                 365  Dynegy Holdings, Inc., 6.88%,                     363                  363
                                                  07/15/02
                         550                 550  El Paso Corp., 7.00%,                             524                  524
                                                  5/15/2011
                90                            90  Sonat, Inc., 7.63%, 7/15/2011           88                              88
                30       125                 155  TransCanada Pipelines LTD
                                                  (Canada) (Yankee),
                                                    8.63%, 5/15/2012                      35        146                  181
                                                                                  ---------- ----------           ----------
                                                                                         123      1,033                1,156
                                                                                  ---------- ----------           ----------
REAL ESTATE INVESTMENT TRUST
(0.1%)
                         205                 205  FelCor Lodging LP, #, 9.50%,                      207                  207
                                                  09/15/08
                         235                 235  Ventas Realty LP/Ventas
                                                  Capital Corp.,
                                                    8.75%, 5/1/2009                                 239                  239
                                                                                  ---------- ----------           ----------
                                                                                                    446                  446


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                                                                                  ---------- ----------           ----------
RESTAURANTS/FOOD SERVICES (0.0%)
                         205                 205  Yum! Brands, Inc., 8.88%,                         217                  217
                                                  4/15/2011
                                                                                  ---------- ----------           ----------
RETAILING  (0.4%)
                30       160                 190  Albertson's, Inc., 7.50%,               33        174                  207
                                                  2/15/2011
                45       245                 290  Federated Department Stores,            44        240                  284
                                                  Inc., 7.00%, 2/15/28
                          90                  90  Great Atlantic & Pacific Tea                       84                   84
                                                  Co., 9.13%, 12/15/11
                         215                 215  Ingles Markets, Inc., 8.88%,                      212                  212
                                                  12/01/11
                                                  Kroger Co.,
                25                            25    7.50%, 04/01/31                       26                              26
                         150                 150    8.00%, 09/15/29                                 166                  166
                         475                 475  Lowe's Companies, Inc.,                           479                  479
                                                  6.88%, 02/15/28
                75       440                 515  Safeway, Inc., 6.50%, 3/1/2011          77        451                  528
               500                           500  Target Corp., 6.40%, 2/15/2003         509                             509
               900                           900  Wal-Mart Stores, Inc., 6.55%,          957                             957
                                                  08/10/04
                                                                                  ---------- ----------           ----------
                                                                                       1,646      1,806                3,452
                                                                                  ---------- ----------           ----------
SEMI-CONDUCTORS  (0.0%)
                         170                 170  Fairchild Semiconductor                           181                  181
                                                  International, Inc., 10.50%,
                                                    2/1/09
                                                                                  ---------- ----------           ----------


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
SHIPPING/TRANSPORTATION (0.3%)
                                                  Burlington Northern Santa Fe
                                                  Corp.,
               205        85                 290    6.75%, 07/15/11                      216         89                  305
                         235                 235    7.08%, 05/13/29                                 241                  241
                50       285                 335  CSX Corp., 6.30%, 3/15/2012             51        290                  341
                85       460                 545  Norfolk Southern Corp.,                 89        484                  573
                                                  6.75%, 02/15/11
                                                  Union Pacific Corp.,
               215                           215  6.65%, 01/15/11                        225                             225
                         450                 450   6.50%, 04/15/12                                  466                  466
                                                                                  ---------- ----------           ----------
                                                                                         581      1,570                2,151
                                                                                  ---------- ----------           ----------
STEEL  (0.0%)
                         195                 195  AK Steel Corp., #, 7.75%,                         194                  194
                                                  6/15/2012
                                                                                  ---------- ----------           ----------
TELECOMMUNICATIONS  (0.7%)
                         265                 265  American Tower Corp., 9.38%,                      146                  146
                                                  02/01/09
                85       525                 610  AT&T Corp., 6.50%, 3/15/29              55        342                  397
                                                  AT&T Wireless Services, Inc.,
                         535                 535    7.88%, 03/01/11                                 435                  435
                          30                  30    8.13%, 05/01/12                                  24                   24
                90                            90    8.75%, 03/01/31                       67                              67
                65                            65  BellSouth Capital Funding,              72                              72
                                                  7.88%, 02/15/30
                                                  British Telecommunications
                                                  PLC,
                         455                 455    SUB, 8.37%, 12/15/10                            490                  490


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                75                            75    SUB, 8.87%, 12/15/30                  81                              81
                                                  Crown Castle International
                                                  Corp.,
                         190                 190    9.38%, 08/01/11                                 120                  120
                          85                  85    10.75%, 08/01/11                                 56                   56
                                                  Deutsche Telekom
                                                  International Finance BV
                                                  (The Netherlands),
                70                            70    SUB, 8.00%, 06/15/10                  69                              69
                         210                 210    SUB, 8.25%, 06/15/30                            190                  190
                                                  France Telecom (France),
               120                           120    SUB, 8.25%, 03/01/11                 106                             106
                         700                 700    SUB, 8.25%, 03/01/11                            619                  619
                                                  Nextel Communications, Inc.,
                         320                 320    9.38%, 11/15/09                                 162                  162
                          30                  30    9.50%, 02/01/11                                  15                   15
                         190                 190  Qwest Capital Funding, Inc.,                      105                  105
                                                  7.25%, 02/15/11
                         115                 115  Rogers Wireless
                                                  Communications, Inc.
                                                  (Canada), 9.63%, 05/01/11                          75                   75
                80       300                 380  SBC Communications, Inc.,               80        300                  380
                                                  5.88%, 02/01/12
               130       765                 895  Sprint Capital Corp., 7.63%,           109        640                  749
                                                  01/30/11
                80       505                 585  TCI Communications, Inc.,               68        430                  498
                                                  7.88%, 02/15/26
                                                  Verizon Global Funding Corp.,
                         560                 560    7.75%, 12/01/30                                 549                  549


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
               145                           145    7.75%, 12/01/30                      139                             139
                                                  Worldcom, Inc., (d)
                 0         1                   1    8.00%, 05/15/06                        0          0                    0
                 0         1                   1    7.50%, 05/15/11                        0          0                    0
                                                                                  ---------- ----------           ----------
                                                                                         846      4,698                5,544
                                                                                  ---------- ----------           ----------
UTILITIES  (0.6%)
                         240                 240  Calpine Corp., 8.50%,                             157                  157
                                                  2/15/2011
                65                            65  Consolidated Edison Co. of              64                              64
                                                  New York, Ser. 2002-A,
                                                  5.63%, 07/01/12
                         400                 400  Constellation Energy Group,                       416                  416
                                                  Inc., 7.00%, 4/1/2012
               100       535                 635  Dominion Resources, Inc.,              111        597                  708
                                                  Ser. A, 8.13%, 06/15/10
                         185                 185  Duke Energy Corp., 6.25%,                         188                  188
                                                  01/15/12
                25       155                 180  FirstEnergy Corp., Ser. B,              24        148                  172
                                                  6.45%, 11/15/11
                35       185                 220  MidAmerican Energy Holdings             34        180                  214
                                                  Co., 6.75%, 12/30/31
                                                  National Rural Utilities
                                                  Cooperative Finance Corp.,
                30       145                 175    6.00%, 05/15/06                       31        150                  181
                30       200                 230    Ser. C, MTN, 7.25%, 3/1/2012          32        212                  244
                60       285                 345  NiSource Finance Corp.,                 62        294                  356
                                                  7.88%, 11/15/10
                35       235                 270  Oncor Electric Delivery Co.,            36        240                  276
                                                  #, 6.38%, 05/01/12


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                65                            65  Pacificorp., 7.70%, 11/15/31            71                              71
                                                  Progress Energy, Inc.,
                70                            70    7.10%, 03/01/11                       74                              74
                         455                 455    6.85%, 04/15/12                                 474                  474
                55       270                 325  PSEG Power LLC, 7.75%,                  58        285                  343
                                                  4/15/2011
                40       205                 245  TXU Corp., Ser. J, 6.38%,               41        210                  251
                                                  6/15/2006
                                                                                  ---------- ----------           ----------
                                                                                         638      3,551                4,189
--------------------------------------------------------------------------------- ---------- ----------           ----------
Total Corporate Notes & Bonds (Cost                                                    9,018     53,169               62,187
$66,782)
--------------------------------------------------------------------------------- ---------- ----------           ----------

RESIDENTIAL MORTGAGE BACKED SECURITIES  (13.5%)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
                         138                 138  General Electric Capital
                                                  Mortgage Services, Inc.,
                                                  Ser. 1995-10, Class B2,                           139                  139
                                                  7.00%, 10/25/10
                       2,500               2,500  SACO I, Inc., Ser. 1997-2,
                                                  Class 1A5, #, 7.00%,
                                                  8/25/36                                         2,567                2,567
                                                                                  ---------- ----------           ----------
                                                                                                  2,706                2,706
                                                                                  ---------- ----------           ----------
MORTGAGE BACKED PASS-THROUGH SECURITIES
(13.2%)
                                                  Federal Home Loan Mortgage
                                                  Corp.,


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
             1,234                         1,234    Gold Pool C28259, 6.50%,           1,261                           1,261
                                                  6/1/29
               708                           708    Gold Pool E00532, 6.50%,             735                             735
                                                  2/1/13
                       6,495               6,495    Gold Pool W10004, 6.90%,                      6,902                6,902
                                                  12/1/10
             1,000     1,000               2,000    Gold Pool, TBA, 6.00%,             1,021      1,021                2,042
                                                  7/15/17
             1,000    11,500              12,500    Gold Pool, TBA, 6.00%,               998     11,475               12,473
                                                  7/15/31
             1,000    14,500              15,500    Gold Pool, TBA, 6.50%,             1,020     14,794               15,814
                                                  7/15/32
                                                  Federal National Mortgage
                                                  Association,
                       2,742               2,742    Pool 415536, 6.50%, 3/1/28                    2,801                2,801
             1,230                         1,230    Pool 535497, 6.50%, 8/1/30         1,257                           1,257
               595                           595    Pool 606827, 6.50%, 10/1/31          607                             607
                       3,000               3,000    TBA, 6.00%, 07/25/17                          3,059                3,059
             3,245     8,975              12,220    TBA, 6.00%, 07/15/31               3,237      8,953               12,190
                      13,500              13,500    TBA, 6.50%, 08/25/32                         13,703               13,703
             2,000     6,145               8,145    TBA, 7.00%, 07/25/32               2,071      6,364                8,435
                                                  Government National Mortgage
                                                  Association,
                         581                 581    Pool 455539, 8.50%, 9/15/27                     624                  624
               376                           376    Pool 454102, 6.50%, 12/15/27         385                             385
                         290                 290    Pool 455565, 8.50%, 9/15/27                     311                  311
                          61                  61    Pool 447223, 8.50%, 6/15/27                      65                   65
             2,000    13,000              15,000    TBA, 6.50%, 07/15/32               2,040     13,261               15,301
                       1,500               1,500    TBA, 6.50%, 07/15/32                          1,530                1,530
                                                                                  ---------- ----------           ----------
                                                                                      14,632     84,863               99,495
--------------------------------------------------------------------------------- ---------- ----------           ----------
Total Residential Mortgage Backed Securities                                          14,632     87,569              102,201
(Cost $108,221)


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
--------------------------------------------------------------------------------- ---------- ----------           ----------

COMMERCIAL MORTGAGE BACKED SECURITIES (2.4%)
               385                           385  Bear Stearns Commercial
                                                  Mortgage Securities, Ser.
                                                  2001-TOP2, Class A2, 6.48%,            407                             407
                                                  02/15/35
                                                  Credit Suisse First Boston
                                                  Mortgage Securities Corp.,
                         470                 470    Ser. 1999-C1, Class A2,                         520                  520
                                                  7.29%, 09/15/09
               365                           365    Ser. 2001-CF2, Class A4,             387                             387
                                                  6.51%, 02/15/34
                         120                 120    Ser. 2001-CK1, Class A3,                        126                  126
                                                  6.38%, 12/16/35
               995                           995  LB-UBS Commercial Mortgage
                                                  Trust, Ser. 2002-C1,
                                                  Class A4, 6.46%, 3/15/31             1,053                           1,053
                       6,000               6,000  Merrill Lynch Mortgage
                                                  Investors, Inc., Ser.
                                                  1998-C2,
                                                  Class A2, 6.39%, 2/15/30                        6,346                6,346
                                                  Morgan Stanely Dean Witter
                                                  Capital I,
                                                    Ser. 2001-TOP3. Class A4,                                              0
                                                  6.39%, 07/15/33
                                                    Ser. 2002-TOP7, Class A2,                                              0
                                                  5.98%, 01/15/39
                       8,220               8,220  PNC Mortgage Acceptance
                                                  Corp., Ser. 2000-C1,
                                                  Class A2, 7.61%, 02/15/10                       9,218                9,218


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
--------------------------------------------------------------------------------- ---------- ----------           ----------
Total Commercial Mortgage Backed Securities                                            1,847     16,210               18,057
(Cost $17,999)
--------------------------------------------------------------------------------- ---------- ----------           ----------

U.S. TREASURY SECURITIES (2.1%)
                                                  U.S. Treasury Notes & Bonds,
               555                           555    3.38%, 04/30/04                      561                             561
                         500                 500    3.50%, 11/15/06                                 491                  491
             2,250                         2,250    4.38%, 05/15/07                    2,281                           2,281
             1,320                         1,320    4.88%, 02/15/12                    1,325                           1,325
               185                           185    5.13%, 12/31/02                      188                             188
               660       675               1,335    5.38%, 02/15/31                      646        661                1,307
               350                           350    5.63%, 11/30/02                      356                             356
                         500                 500    6.00%, 08/15/04                                 531                  531
                         100                 100    6.13%, 11/15/27                                 106                  106
               160       875               1,035    6.25%, 05/15/30                      173        948                1,121
             2,325                         2,325    8.00%, 11/15/21                    2,974                           2,974
                       9,170               9,170    PO, .00%, 11/15/15                            4,313                4,313
--------------------------------------------------------------------------------- ---------- ----------           ----------
Total U.S. Treasury Securities (Cost                                                   8,504      7,050               15,554
$16,679)
--------------------------------------------------------------------------------- ---------- ----------           ----------

ASSET BACKED SECURITIES (1.9%)
               400                           400  American Express Master
                                                  Trust, Ser. 1998-1,
                                                  Class A, 5.90%, 04/15/04               411                             411


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
               545                           545  AmeriCredit Automobile
                                                  Receivables Trust, Ser.
                                                  2001-B, Class A4, 5.37%,               561                             561
                                                  6/12/08

                       4,300               4,300  Corporate Asset Funding, DN,                    4,295                4,295
                                                  0.00%, 07/25/02
                       1,212               1,212  EQCC Home Equity Loan Trust,
                                                  Ser. 1997-3, Class
                                                  A8, 6.41%, 12/15/04                             1,250                1,250
                       5,000               5,000  Ford Credit Auto Owner Trust,
                                                  Ser. 2000-D, Class
                                                  A4, 7.13%, 07/15/04                             5,008                5,008
               385                           385  Honda Auto Receivables Owner
                                                  Trust, Ser. 2001-1,
                                                  Class A-4, 5.56%, 06/19/06             397                             397
               885                           885  MBNA Credit Card Master Note
                                                  Trust, Ser. 2001-A1,
                                                  Class A1, 5.75%, 10/15/08              919                             919
--------------------------------------------------------------------------------- ---------- ----------           ----------
Total Asset Backed Securities (Cost                                                    2,288     10,553               12,841
$15,106)
--------------------------------------------------------------------------------- ---------- ----------           ----------

U.S. GOVERNMENT AGENCY SECURITIES (1.4%)
                                                  Federal National Mortgage
                                                  Association,
                       4,300               4,300    DN, .00%, 07/10/02                            4,298                4,298
               660     5,160               5,820    7.13%, 01/15/30                      739      5,778                6,517
--------------------------------------------------------------------------------- ---------- ----------           ----------
Total U.S. Government Agency Securities (Cost                                            739     10,076               10,815
$10,969)


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
--------------------------------------------------------------------------------- ---------- ----------           ----------

Foreign Government Securities
(0.5%)
                                                  Federal Republic of Brazil,
                           5                   5    11.00%, 01/11/12                                  3                    3
                         335                 335    11.00%, 08/17/40                                191                  191
                         100                 100    11.50%, 03/12/08                                 67                   67
                         259                 259    8.00%, 04/15/14                                 163                  163
                         124                 124    FRN, 3.13%, 04/15/09                             78                   78
                                                  National Republic of Bulgaria
                                                  (Bulgaria),
                         206                 206  FRN, 2.81%, 07/28/11                              182                  182
                         210                 210  Ser. A, FRN, 2.81%, 07/28/12                      190                  190
                          61                  61  Republic of Colombia                               62                   62
                                                  (Colombia), 9.75%, 4/9/11
                                                  Republic of Peru (Peru),
                         210                 210    9.13%, 02/21/12                                 190                  190
                         366                 366    FRN, 4.50%, 03/07/17                            266                  266
                                                  Republic of Philippines
                                                  (Philippines),
                         210                 210     8.38%, 3/12/09                                 209                  209
                          50                  50    10.63%, 3/16/25                                  52                   52
                                                  Republic of Turkey (Turkey),
                          95                  95    12.38%, 06/15/09                                 88                   88
                         170                 170    11.88%, 01/15/30                                144                  144
                                                  Russian Federation (Russia),
                          70                  70  10.00%, 06/26/07                                   75                   75
                         175                 175  8.25%, 03/31/10                                   174                  174


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                          50                  50  11.00%, 07/24/18                                   54                   54
                         315                 315  SUB, 5.00%, 03/31/30                              219                  219
                                                  United Mexican States
                                                  (Mexico),
                         265                 265  9.88%, 02/01/10                                   297                  297
                         210                 210  8.50%, 02/01/06                                   224                  224
                         145                 145  8.13%, 12/30/19                                   141                  141
                         210                 210  7.50%, 01/14/12                                   208                  208
                         150                 150  11.38%, 09/15/16                                  186                  186
                         250                 250  MTN, 8.30%, 08/15/31                              243                  243
--------------------------------------------------------------------------------- ---------- ----------           ----------
Total Foreign Government Securities                                                               3,706                3,706
(Cost $3,968)
--------------------------------------------------------------------------------- ---------- ----------           ----------
                   SHARES

PREFERRED STOCKS  (0.1%)
MULTI-MEDIA (0.1%)
                         162                 162  News Corp., LTD                                   744                  744
--------------------------------------------------------------------------------- ---------- ----------           ----------
Total Preferred Stocks                                                                              744                  744
(Cost $1,175)
--------------------------------------------------------------------------------- ---------- ----------           ----------

INVESTMENT COMPANY  (0.0%)
                           4                   4  Gladstone Capital Corp.                            80                   80
--------------------------------------------------------------------------------- ---------- ----------           ----------
Total Investment Company                                                                             80                   80
(Cost $67)


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
--------------------------------------------------------------------------------- ---------- ----------           ----------

-------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 12.0%

-------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITY (0.1%)
                       1,124               1,124  U.S. Treasury Bill, 0.00%,                      1,121                1,121
                                                  9/5/2002
--------------------------------------------------------------------------------- ---------- ----------           ----------
Total Short-Term - U.S. Treasury Security (Cost                                                   1,121                1,121
$1,120)
--------------------------------------------------------------------------------- ---------- ----------           ----------

COMMERCIAL PAPER  (5.6%)
                       4,300               4,300  Alpine Securitzation Corp.,                     4,290                4,290
                                                  0.00%, 08/19/02
                       4,300               4,300  BCI Funding Corp., 0.00%,                       4,295                4,295
                                                  7/22/2002
                       4,300               4,300  Blue Ridge Asset Funding                        4,296                4,296
                                                  Corp., 0.00%, 07/16/02
                       4,400               4,400  CDC, 0.00%, 07/17/02                            4,397                4,397
                       4,300               4,300  Citibank Credit Card, 0.00%,                    4,298                4,298
                                                  07/09/02
                       2,200               2,200  Credit Suisse First Boston
                                                  Mortgage Securities
                                                  Corp., 0.00%, 07/15/02                          2,198                2,198
                       4,300               4,300  Den Norske Bank (Norway),                       4,298                4,298
                                                  0.00%, 07/10/02
                       4,300               4,300  Dexia Delaware LLC, 0.00%,                      4,297                4,297
                                                  07/12/02
                       4,300               4,300  Nordea North America, Inc.,                     4,295                4,295
                                                  0.00%,


                SHARES OR PRINCIPAL AMOUNT                                                       MARKET VALUE
--------------------------------------------------------------------------------- ------------------------------------------
                    JPMORGAN                                                                   JPMORGAN
          JPMORGAN  DIVERSI-  PRO FORMA    PRO                                      JPMORGAN   DIVERSI-  PRO FORMA    PRO
          BALANCED    FIED     ADJUST-    FORMA                                     BALANCED     FIED     ADJUST-    FORMA
            FUND      FUND     MENTS    COMBINED      SECURITY DESCRIPTION            FUND       FUND      MENTS    COMBINED
------------------------------------------------- ------------------------------- ------------------------------------------
                                                  07/23/02
                       4,400               4,400  Pold Line Funding, 0.00%,                       4,396                4,396
                                                  7/18/2002
                       4,400               4,400  San Paolo US Financial Co.                      4,400                4,400
                                                  (Italy), 0.00%, 07/01/02
--------------------------------------------------------------------------------- ---------- ----------           ----------
Total Commercial Paper                                                                           45,460               45,460
(Cost $45,462)
--------------------------------------------------------------------------------- ---------- ----------           ----------

MONEY MARKET FUND  (6.3%)
            10,116    34,909              45,025  JPMorgan Prime Money Market         10,116     34,909               45,025
                                                  Fund
--------------------------------------------------------------------------------- ---------- ----------           ----------
Total Money Market Fund (Cost $45,025)                                                10,116     34,909               45,025
--------------------------------------------------------------------------------- ---------- ----------           ----------

Total (Cost $749,002)                                                                 96,992    665,565              762,557
--------------------------------------------------------------------------------- ---------- ----------           ----------

                       See notes to financial statements.

                JPMORGAN BALANCED FUND/JPMORGAN DIVERSIFIED FUND
     PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30,
         2002 (UNAUDITED)(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                   JPMORGAN   JPMORGAN                       PRO FORMA COMBINED
                                                                   BALANCED  DIVERSIFIED     PRO FORMA            JPMORGAN
                                                                     FUND       FUND        ADJUSTMENTS        DIVERSIFIED FUND
  ASSETS:
    Investment securities, at value                               $  96,992  $ 665,565                            $    762,557
    Cash                                                                 17        710                                     727
    Foreign currency, at value                                            -        715                                     715
    Receivables:
         Investment securities sold                                   2,202     33,180                                  35,382
         Fund shares sold                                                 -          9                                       9
         Interest and dividends                                         387      1,948                                   2,335
         Foreign tax reclaim                                              -        258                                     258
         Margin account for futures contracts                             1         58                                      59
         Unrealized gain on forward foreign currency contracts            -        219                                     219
  Total Assets                                                    $  99,599  $ 702,662      $         -           $    802,261

  LIABILITIES:
    Payables:
         Dividends                                                        -          -                                       -
         Investment securities purchased                             12,427    105,652                                 118,079
         Fund shares redeemed                                            68          -                                      68
         Margin account for futures contracts                             -          -                                       -
         Unrealized loss on forward foreign currency contracts            -        153                                     153
         Unrealized loss on open swap contracts                           -        126                                     126
    Accrued liabilities:
         Investment advisory fees                                        29        279                                     308
         Administration fees                                              -         15                                      15
         Shareholder servicing fees                                       6         62                                      68
         Distribution fees                                               22          -                                      22
         Custodian fees                                                  14        116                                     130
         Trustees' fees                                                  37          1                                      38
         Other                                                           23         23                                      46

                                       61


                                                                   JPMORGAN   JPMORGAN                       PRO FORMA COMBINED
                                                                   BALANCED  DIVERSIFIED     PRO FORMA            JPMORGAN
                                                                     FUND       FUND        ADJUSTMENTS        DIVERSIFIED FUND
  Total Liabilities                                                  12,626    106,427                -                119,053

  NET ASSETS:
    Paid in capital                                                 104,674    650,841                                 755,515
    Accumulated undistributed (overdistributed) net
    investment income                                                    13      1,001                                   1,014
    Accumulated net realized gain (loss) on investments and
    futures                                                          (9,633)   (76,950)                                (86,583)
    Net unrealized appreciation (depreciation) of investments
    and futures                                                      (8,081)    21,343                                  13,262
  Total Net Assets                                                $  86,973  $ 596,235      $         -           $    683,208
  Shares of beneficial interest outstanding ($0.001 par value;
     unlimited number of shares authorized):
    Class A Shares                                                    2,205          -           (2,205)                     -
    Class B Shares                                                      675          -             (675)                     -
    Class C Shares                                                       31          -              (31)                     -
    Institutional Shares                                                  -     26,378          (26,378)                     -
    Select Shares                                                       637     25,147          (25,784)                     -
  Net Asset Value:
    Class A Shares (and redemption price)                         $   24.50          -
    Class B Shares*                                               $   24.46          -
    Class C Shares*                                               $   24.47          -
    Institutional Shares (and redemption price)                   $       -   $  11.57
    Select Shares (and redemption price)                          $   24.60   $  11.57
PROFORMA WITH REORGANIZATION
    JPMORGAN DIVERSIFIED FUND
  Shares of beneficial interest outstanding ($0.001 par value;
     unlimited number of shares authorized):
    Class A Shares                                                                                4,669 (a)              4,669
    Class B Shares                                                                                1,427 (a)              1,427
    Class C Shares                                                                                   66 (a)                 66
    Institutional Shares                                                                         26,378 (a)             26,378

                                       62


                                                                   JPMORGAN   JPMORGAN                       PRO FORMA COMBINED
                                                                   BALANCED  DIVERSIFIED     PRO FORMA            JPMORGAN
                                                                     FUND       FUND        ADJUSTMENTS        DIVERSIFIED FUND
    Select Shares                                                                                26,501 (a)             26,501
  Net Asset Value:
    Class A Shares (and redemption price)                                                                         $      11.57
    Class B Shares*                                                                                               $      11.57
    Class C Shares*                                                                                               $      11.57
    Institutional Shares (and redemption price)                                                                   $      11.57
    Select Shares (and redemption price)                                                                          $      11.57
  Cost of investments                                            $  105,036  $ 643,966                            $    749,002


* Redemption price may be reduced by contingent deferred sales charge.
(a)  Reflects the number of shares outstanding after the merger

JPMORGAN BALANCED FUND/JPMORGAN DIVERSIFIED FUNDS
PRO FORMA COMBINED STATEMENT OF OPERATIONS FOR TWELVE MONTHS
ENDED JUNE 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)


                                                            JPMORGAN    JPMORGAN                             PRO FORMA COMBINED
                                                            BALANCED   DIVERSIFIED           PRO FORMA            JPMORGAN
                                                              FUND        FUND              ADJUSTMENTS        DIVERSIFIED FUND
Allocated Portfolio Expenses                                $       -    $    (693)         $       693 (d)         $         -
Net Investment Income Allocated from Portfolio                      -        3,223                                        3,223
Interest Income                                                 2,624       10,146                                       12,770
Foreign taxes withheld                                             (2)        (117)                                        (119)
Dividend Income from affiliated Investments*                       86        1,180                                        1,266
Dividend Income                                                   751        5,095                                        5,846
Total Investment Income                                         3,459       18,834                  693 (d)              22,986
EXPENSES
Investment Advisory Fees                                          610        3,265                1,020 (a)(d)            4,895
Transfer Agent Fees                                               261           67                                          328
Shareholder Services Fees                                         305        1,098                                        1,403
Administration Fees                                               183          916                  236 (a)(d)            1,335
Registration Fees                                                  53           32                                           85
Printing and Postage Fees                                           5           31                    1 (c)                  37
Professional Fees                                                  30           74                    6 (c)                 110

                                       64


                                                            JPMORGAN    JPMORGAN                             PRO FORMA COMBINED
                                                            BALANCED   DIVERSIFIED           PRO FORMA            JPMORGAN
                                                              FUND        FUND              ADJUSTMENTS        DIVERSIFIED FUND
Trustees' Fees and Expenses                                         -            7                    1 (c)                   8
Distribution Fees                                                 320            -                                          320
Custodian Fees                                                    155          388                   45 (b)                 588
Other                                                              15           15                    1 (c)                  31
TOTAL EXPENSES                                                  1,937        5,893                1,310 (a)               9,140
Less amounts waived                                               357        1,141                   28 (a)               1,526
Less:  Reimbursement of Expenses                                    -          166                    -                     166
Less:  Earnings Credits                                             5           38                                           43
Net Expenses                                                    1,575        4,548                1,282                   7,405
NET INVESTMENT INCOME                                           1,884       14,286                 (589)                 15,581
REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain on:
   Investment Allocated From Portfolio                              -       (5,314)                                      (5,314)
   Investments                                                 (7,172)     (44,361)                                     (51,533)
   Futures                                                        (64)         (49)                                        (113)

                                       65



                                                            JPMORGAN    JPMORGAN                             PRO FORMA COMBINED
                                                            BALANCED   DIVERSIFIED           PRO FORMA            JPMORGAN
                                                              FUND        FUND              ADJUSTMENTS        DIVERSIFIED FUND
   Foreign Currency Contracts and Transactions                     99          906                                        1,005
Change in net unrealized appreciation/deprication of:
   Investment Allocated From Portfolio                              -      (33,633)                                     (33,633)
   Investments                                                 (6,484)      11,103                                        4,619
   Futures                                                        (37)        (227)                                        (264)
   Swaps                                                            -           (4)                                          (4)
   Foreign Currency Contracts and Translations                    (98)         (24)                                        (122)
Net Realized and Unrealized Gain on Investments,
Futures and Foreign Currency                                  (13,756)     (71,603)                   -                 (85,359)
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $ (11,872)   $ (57,317)         $      (589)            $   (69,778)


(a) Reflects adjustments to investment advisory fee, administrative fees, fund servicing fees and shareholder servicing fees and/or related waivers, expense reimbursements based on the surviving fund's revised fee schedule.
(b) Reflects revised fee schedule in Custodian agreement
(c) Reflects elimination of duplicate expenses.
(d) Reflects the elimination of the Master/Feeder structure.

Pro Forma Financial Statements

JPMorgan Diversified Fund /JPMorgan Balanced Fund

Notes to Pro Forma Financial Statements (Unaudited)

1. Basis of Combination:
   The Pro Forma Combined Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of JPMorgan Diversified Fund ("DF") and JPMorgan Balanced Fund ("BF") as if the proposed reorganization occurred as of June 30, 2002.

   The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the BF in exchange for the shares of DF. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference from their respective Statements of Additional Information.

2. Shares of Beneficial Interest:
   Immediately prior to the Reorganization the DF would commence offering Class A Shares, Class B Shares, and Class C Shares. The net asset values per share for Class A Shares, Class B Shares, and Class C Shares at the commencement of offering would be identical to the closing net asset value per share for the DF Select Shares immediately prior to the reorganization.

   Under the proposed reorganization, each shareholder of BF would receive shares of DF with a value equal to their holdings in BF. Holders of BF Class A Shares, Class B Shares, Class C Shares and Select Shares would receive shares of the corresponding class of DF respectively. Therefore, as a result of the proposed reorganization, current shareholders of BF will become shareholders in DF.

   The Pro Forma net asset value per share assumes the issuance of additional shares of DF, which would have been issued on June 30, 2002 in connection with the proposed reorganization. The amount of additional shares assumed to be affected was calculated based on the June 30, 2002 net assets of BF and the net asset value per share of DF.

   Amount in thousands, except per share data

                                    CLASS A     CLASS B    CLASS C       SELECT
                                    SHARES      SHARES     SHARES        SHARES
                                   --------------------------------------------
Increase in Shares                    4,669       1,427         66        1,354
Net Assets 6/30 2002               $ 54,031     $16,513     $  759     $306,660
Pro Forma Net Assets 6/30/2002     $  11.57     $ 11.57     $11.57     $  11.57

3. The Administrator has agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.93%, 1.93% and 0.98% respectively of Class A Shares, Class B Shares, Class C Shares and Select Class Shares respectively average daily net assets therein.

4. Pro Forma Operations:
   The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, shareholder servicing and distribution fees of the combined Fund and/or the related waivers are based on the fee schedule in effect for DF at the combined level of average net assets for the twelve months ended June 30, 2002.


                                       67